UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: November 30, 2014

Item 1. Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

66.7%	U.S. Government and Government Agencies	276,393,001	277,502,299
7.9%	Foreign Securities	32,325,468	32,626,398
24.5%	Corporate Bonds	101,306,157	102,106,278
0.2%	Municipal Bonds	893,657	901,926
0.7%	Other Investment Companies	3,052,618	3,052,618

100.0%	Total Investments	413,970,901	416,189,519
0.0%	Other Assets and Liabilities, Net		18,342

100.0%	Net Assets		416,207,861

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 66.7% of net assets

U.S. Government Agency Securities 7.4%
Fannie Mae
2.38%, 04/11/16	1,750,000	1,799,987
0.63%, 08/26/16	2,850,000	2,856,370
1.20%, 07/17/17 (b)	1,500,000	1,501,741
0.88%, 08/28/17	1,000,000	1,000,634
0.88%, 10/26/17	1,500,000	1,496,258
1.13%, 03/28/18 (b)	575,000	572,455
1.13%, 05/25/18 (b)	1,000,000	991,911
1.75%, 06/20/19	1,000,000	1,010,486
1.75%, 09/12/19	1,250,000	1,256,013
Federal Farm Credit Bank
4.88%, 12/16/15	150,000	157,260
Federal Home Loan Bank
0.38%, 06/24/16	1,150,000	1,150,243
0.50%, 09/28/16	2,000,000	2,000,478
4.88%, 05/17/17	1,500,000	1,648,836
1.00%, 06/21/17	1,000,000	1,003,604
1.63%, 06/14/19	400,000	399,893
Freddie Mac
2.50%, 05/27/16	2,000,000	2,064,970
2.00%, 08/25/16	2,000,000	2,054,068
0.75%, 10/05/16 (b)	2,000,000	2,001,028
1.00%, 06/29/17	1,250,000	1,256,750
1.03%, 11/28/17 (b)	975,000	971,496
0.88%, 03/07/18	2,100,000	2,084,699
1.75%, 05/30/19	1,500,000	1,509,415

		30,788,595

U.S. Treasury Obligations 59.3%
U.S. Treasury Notes
0.25%, 12/31/15	2,000,000	2,002,032
2.13%, 12/31/15	1,750,000	1,786,503
0.38%, 01/15/16	2,750,000	2,756,232
2.00%, 01/31/16	335,000	342,014
0.38%, 02/15/16	3,000,000	3,006,327
0.25%, 02/29/16	2,250,000	2,251,231
2.13%, 02/29/16	1,000,000	1,023,828
2.63%, 02/29/16	750,000	772,500
0.38%, 03/15/16	4,000,000	4,009,064
2.25%, 03/31/16	1,000,000	1,026,797
2.38%, 03/31/16	1,500,000	1,543,125
0.25%, 04/15/16	1,200,000	1,200,844
0.38%, 04/30/16	2,500,000	2,505,273
2.00%, 04/30/16	2,000,000	2,049,844
0.25%, 05/15/16	1,000,000	1,000,156
0.38%, 05/31/16	3,850,000	3,856,618
1.75%, 05/31/16	4,000,000	4,089,064
3.25%, 05/31/16	1,000,000	1,044,688
0.50%, 06/15/16	6,000,000	6,021,096
0.50%, 06/30/16	3,500,000	3,510,937
1.50%, 06/30/16	5,000,000	5,094,530
3.25%, 06/30/16	1,450,000	1,517,176
0.63%, 07/15/16	2,500,000	2,512,305
1.50%, 07/31/16	1,100,000	1,121,141
0.63%, 08/15/16	6,000,000	6,026,718
4.88%, 08/15/16	1,750,000	1,883,574
3.00%, 08/31/16	1,000,000	1,045,547
0.88%, 09/15/16	500,000	504,219
0.50%, 09/30/16	3,000,000	3,005,157
1.00%, 09/30/16	3,000,000	3,031,875
0.63%, 10/15/16	3,000,000	3,010,782
0.38%, 10/31/16	4,250,000	4,244,024
3.13%, 10/31/16	3,000,000	3,152,343
4.63%, 11/15/16	3,500,000	3,783,006
0.50%, 11/30/16	2,000,000	2,000,390
0.88%, 11/30/16	1,250,000	1,259,864
2.75%, 11/30/16	2,500,000	2,612,695
0.88%, 12/31/16	4,000,000	4,028,436
3.25%, 12/31/16	6,000,000	6,337,032
0.88%, 02/28/17	2,100,000	2,113,289
0.75%, 03/15/17	3,000,000	3,009,609
1.00%, 03/31/17	2,000,000	2,016,094
0.88%, 04/30/17	4,500,000	4,522,149
3.13%, 04/30/17	600,000	635,390
0.88%, 05/15/17	2,000,000	2,008,906
0.63%, 05/31/17	9,000,000	8,976,798
2.75%, 05/31/17	1,500,000	1,576,524
0.88%, 06/15/17	1,000,000	1,003,750
0.75%, 06/30/17	2,250,000	2,249,298
2.50%, 06/30/17	800,000	836,125
0.88%, 07/15/17	3,700,000	3,710,985
0.50%, 07/31/17	5,000,000	4,962,110
2.38%, 07/31/17	1,000,000	1,042,031
0.63%, 08/31/17	2,500,000	2,486,523
1.00%, 09/15/17	3,000,000	3,015,234

 1

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.75%, 10/31/17	3,500,000	3,487,148
1.88%, 10/31/17	1,000,000	1,028,672
0.63%, 11/30/17	6,500,000	6,443,125
2.25%, 11/30/17	1,500,000	1,558,946
0.75%, 12/31/17	6,500,000	6,459,375
0.88%, 01/31/18	4,750,000	4,733,299
0.75%, 02/28/18	1,250,000	1,239,355
0.75%, 03/31/18	1,000,000	990,469
0.63%, 04/30/18	3,000,000	2,955,702
1.00%, 05/31/18	5,000,000	4,982,810
1.38%, 06/30/18	2,500,000	2,521,680
1.38%, 07/31/18	1,000,000	1,007,812
1.50%, 08/31/18	5,250,000	5,311,115
1.38%, 09/30/18	3,500,000	3,521,602
1.25%, 10/31/18	3,000,000	3,001,173
1.25%, 11/30/18	3,000,000	2,997,657
1.38%, 12/31/18	4,000,000	4,012,188
1.50%, 01/31/19	4,500,000	4,532,346
1.50%, 02/28/19	5,500,000	5,536,525
1.63%, 03/31/19	4,000,000	4,043,436
1.63%, 04/30/19	3,500,000	3,536,368
1.50%, 05/31/19	6,750,000	6,776,892
1.63%, 06/30/19	2,250,000	2,270,039
1.63%, 08/31/19	3,000,000	3,022,266
1.75%, 09/30/19	6,000,000	6,073,596
1.25%, 10/31/19	1,000,000	988,750
1.50%, 10/31/19	1,300,000	1,300,000
1.50%, 11/30/19	6,250,000	6,247,556

		246,713,704

Total U.S. Government and Government Agencies
(Cost $276,393,001)		277,502,299

Foreign Securities 7.9% of net assets

Foreign Agencies 2.7%

Austria 0.1%
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	500,000	501,520

Brazil 0.2%
Petrobras Global Finance BV
3.00%, 01/15/19	500,000	476,395
Petrobras International Finance Co., S.A.
3.88%, 01/27/16	500,000	503,275

		979,670

Germany 1.4%
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/16/16 (d)	500,000	514,289
2.00%, 06/01/16 (d)	750,000	768,100
4.88%, 01/17/17 (d)	1,300,000	1,415,719
0.88%, 12/15/17 (d)	500,000	498,142
4.50%, 07/16/18 (d)	800,000	891,443
1.88%, 04/01/19 (d)	800,000	814,211
Landwirtschaftliche Rentenbank
2.50%, 02/15/16 (d)	750,000	770,217
1.38%, 10/23/19 (d)	250,000	247,254

		5,919,375

Japan 0.3%
Japan Finance Corp.
2.25%, 07/13/16	250,000	257,200
1.75%, 11/13/18	100,000	101,101
2.13%, 02/07/19	750,000	768,311
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	219,747

		1,346,359

Mexico 0.1%
Pemex Project Funding Master Trust
5.75%, 03/01/18	250,000	275,625
Petroleos Mexicanos
3.50%, 07/18/18	250,000	259,938

		535,563

Norway 0.1%
Statoil A.S.A.
1.15%, 05/15/18	200,000	197,137

Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	633,579
The Korea Development Bank
3.50%, 08/22/17	600,000	630,520

		1,264,099

Sweden 0.2%
Svensk Exportkredit AB
1.75%, 05/30/17	150,000	153,294
1.13%, 04/05/18	450,000	448,394

		601,688

		11,345,411

Foreign Local Government 0.6%

Canada 0.6%
Hydro Quebec
2.00%, 06/30/16	300,000	306,932
Province of Manitoba
1.13%, 06/01/18	150,000	149,268
Province of Nova Scotia
5.13%, 01/26/17	250,000	273,431
Province of Ontario
2.30%, 05/10/16	600,000	615,392
3.15%, 12/15/17	250,000	264,510
1.20%, 02/14/18	500,000	498,371
2.00%, 01/30/19	250,000	254,245

		2,362,149

Sovereign 1.0%

Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	400,000	437,600

Canada 0.1%
Canada Government International Bond
0.88%, 02/14/17	150,000	150,749

Colombia 0.1%
Republic of Colombia
7.38%, 01/27/17	300,000	339,000

Italy 0.2%
Republic of Italy
4.75%, 01/25/16	500,000	521,741
5.38%, 06/12/17	300,000	328,582

		850,323

2

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mexico 0.1%
United Mexican States
5.63%, 01/15/17	500,000	546,750

Philippines 0.0%
Republic of the Philippines
8.38%, 06/17/19	100,000	127,250

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	271,903

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	200,000	231,390

Turkey 0.2%
Turkey Government International Bond
7.00%, 09/26/16	150,000	164,250
7.00%, 03/11/19	650,000	753,513

		917,763

		3,872,728

Supranational* 3.6%
African Development Bank
0.88%, 05/15/17	300,000	300,510
1.63%, 10/02/18	350,000	352,993
Asian Development Bank
2.50%, 03/15/16	650,000	668,256
1.75%, 09/11/18	450,000	457,117
1.88%, 04/12/19	250,000	254,104
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	109,943
Council of Europe Development Bank
1.50%, 02/22/17	400,000	406,848
European Bank for Reconstruction & Development
1.38%, 10/20/16	500,000	508,116
1.00%, 02/16/17	250,000	252,056
European Investment Bank
4.88%, 02/16/16	600,000	632,975
2.25%, 03/15/16	500,000	512,318
2.50%, 05/16/16	800,000	824,248
5.13%, 09/13/16	500,000	540,782
4.88%, 01/17/17	650,000	707,860
1.75%, 03/15/17	450,000	460,940
1.00%, 06/15/18	200,000	198,478
1.63%, 12/18/18	400,000	403,688
1.88%, 03/15/19	1,000,000	1,017,558
Inter-American Development Bank
1.13%, 03/15/17	500,000	504,402
0.88%, 03/15/18	700,000	694,076
1.75%, 08/24/18	250,000	254,096
1.75%, 10/15/19	300,000	302,688
International Bank for Reconstruction & Development
2.13%, 03/15/16	900,000	920,613
1.00%, 09/15/16	500,000	504,258
0.88%, 04/17/17	400,000	401,970
1.88%, 03/15/19	1,000,000	1,021,794
International Finance Corp.
2.25%, 04/11/16	200,000	205,003
2.13%, 11/17/17	650,000	670,025
1.75%, 09/04/18	200,000	203,273
1.75%, 09/16/19	250,000	251,706
Nordic Investment Bank
1.00%, 03/07/17	500,000	503,416

		15,046,110

Total Foreign Securities
(Cost $32,325,468)		32,626,398

Corporate Bonds 24.5% of net assets

Finance 10.6%

Banking 8.2%
Abbey National Treasury Services PLC
4.00%, 04/27/16	250,000	260,478
3.05%, 08/23/18	150,000	156,462
2.35%, 09/10/19	250,000	250,831
American Express Centurion Bank
6.00%, 09/13/17	250,000	280,800
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	212,000
American Express Credit Corp.
2.80%, 09/19/16	250,000	258,853
2.13%, 07/27/18	500,000	506,746
Bank of America Corp.
6.50%, 08/01/16	125,000	135,790
5.30%, 03/15/17	700,000	758,199
6.00%, 09/01/17	600,000	668,751
5.75%, 12/01/17	500,000	556,900
2.00%, 01/11/18	350,000	352,667
6.88%, 04/25/18	400,000	464,297
2.65%, 04/01/19	500,000	507,645
Bank of Montreal
2.38%, 01/25/19 (b)	500,000	506,587
Barclays Bank PLC
2.50%, 02/20/19	500,000	507,884
BB&T Corp.
4.90%, 06/30/17	250,000	272,202
6.85%, 04/30/19	300,000	359,180
BNP Paribas S.A.
3.60%, 02/23/16	500,000	516,839
2.45%, 03/17/19	250,000	253,808
Capital One Bank USA NA
2.25%, 02/13/19 (b)	500,000	500,559
2.40%, 09/05/19 (b)	250,000	250,258
Capital One Financial Corp.
6.75%, 09/15/17	200,000	227,763
Citigroup, Inc.
1.70%, 07/25/16	750,000	757,703
4.45%, 01/10/17	500,000	531,944
6.00%, 08/15/17	500,000	558,003
2.50%, 07/29/19	500,000	504,239
Credit Suisse USA, Inc.
1.38%, 05/26/17	350,000	350,664
2.30%, 05/28/19	400,000	402,096
Deutsche Bank AG
3.25%, 01/11/16	300,000	308,214
1.35%, 05/30/17	250,000	249,775
Fifth Third Bancorp
3.63%, 01/25/16	600,000	618,862
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	251,292
HSBC USA, Inc.
1.63%, 01/16/18	200,000	200,657

 3

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
JPMorgan Chase & Co.
3.45%, 03/01/16	600,000	619,584
6.00%, 01/15/18	400,000	451,772
2.35%, 01/28/19	400,000	405,442
KeyBank NA
1.10%, 11/25/16 (b)	250,000	250,291
Lloyds Bank PLC
4.88%, 01/21/16	200,000	209,226
4.20%, 03/28/17	300,000	320,043
2.30%, 11/27/18	200,000	202,427
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (b)	250,000	252,996
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	1,200,000	1,281,436
Morgan Stanley
5.75%, 10/18/16	1,000,000	1,083,063
6.25%, 08/28/17	1,000,000	1,122,444
2.38%, 07/23/19	550,000	549,474
MUFG Union Bank NA
3.00%, 06/06/16	250,000	257,469
PNC Bank NA
2.20%, 01/28/19 (b)	250,000	252,466
PNC Funding Corp.
2.70%, 09/19/16 (b)	750,000	773,026
Rabobank Nederland
3.38%, 01/19/17	150,000	157,489
Regions Financial Corp.
2.00%, 05/15/18 (b)	600,000	597,192
Royal Bank of Canada
2.88%, 04/19/16	350,000	360,869
2.15%, 03/15/19	500,000	505,240
State Street Corp.
2.88%, 03/07/16	200,000	205,789
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	250,000	252,133
2.45%, 01/10/19	250,000	253,158
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	312,346
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	509,903
The Bank of Nova Scotia
1.38%, 07/15/16	500,000	504,866
1.45%, 04/25/18	250,000	247,892
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	544,177
6.40%, 10/02/17	750,000	848,386
The Goldman Sachs Group, Inc.
6.25%, 09/01/17	250,000	280,100
5.95%, 01/18/18	1,000,000	1,122,724
6.15%, 04/01/18	1,400,000	1,586,269
2.63%, 01/31/19	500,000	506,690
The Toronto-Dominion Bank
2.50%, 07/14/16	250,000	257,339
2.63%, 09/10/18	500,000	514,209
2.13%, 07/02/19	250,000	250,906
UBS AG
5.88%, 12/20/17	175,000	197,010
5.75%, 04/25/18	100,000	113,101
2.38%, 08/14/19	300,000	302,506
Wells Fargo & Co.
1.40%, 09/08/17	500,000	501,794
5.63%, 12/11/17	1,000,000	1,120,401
Westpac Banking Corp.
2.25%, 01/17/19	600,000	608,842

		34,191,438

Brokerage 0.2%
Jefferies Group LLC
5.50%, 03/15/16	250,000	264,720
5.13%, 04/13/18	150,000	163,263
Nomura Holdings, Inc.
4.13%, 01/19/16	300,000	310,216
2.75%, 03/19/19	150,000	152,758

		890,957

Finance Company 0.7%
Air Lease Corp.
3.38%, 01/15/19 (b)(f)	150,000	153,187
GATX Corp.
1.25%, 03/04/17	100,000	99,624
2.50%, 07/30/19	150,000	150,118
General Electric Capital Corp.
1.50%, 07/12/16	900,000	912,538
2.30%, 04/27/17	600,000	618,055
5.63%, 05/01/18	300,000	340,069
HSBC Finance Corp.
5.50%, 01/19/16	150,000	157,989
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	507,952

		2,939,532

Insurance 1.0%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	384,996
American International Group, Inc.
5.85%, 01/16/18	300,000	338,380
2.30%, 07/16/19 (b)	400,000	404,089
Assurant, Inc.
2.50%, 03/15/18	150,000	151,908
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	500,000	509,295
Cigna Corp.
2.75%, 11/15/16	250,000	258,216
5.38%, 03/15/17	100,000	108,859
CNA Financial Corp.
6.50%, 08/15/16	150,000	163,420
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	300,000	326,541
Lincoln National Corp.
7.00%, 05/17/66 (a)(b)	100,000	102,500
MetLife, Inc.
6.82%, 08/15/18	200,000	234,917
Prudential Financial, Inc.
6.00%, 12/01/17	150,000	168,977
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	109,000
UnitedHealth Group, Inc.
1.40%, 10/15/17	200,000	201,138
Voya Financial, Inc.
2.90%, 02/15/18	200,000	205,885
WellPoint, Inc.
2.25%, 08/15/19	300,000	298,845
XL Group PLC
6.50%, 12/31/49 (a)(b)	100,000	96,750

		4,063,716

4

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Real Estate Investment Trust 0.5%
Health Care REIT, Inc.
3.63%, 03/15/16	200,000	206,946
4.13%, 04/01/19 (b)	350,000	375,351
ProLogis LP
2.75%, 02/15/19 (b)	450,000	459,391
Simon Property Group LP
2.80%, 01/30/17 (b)	250,000	258,739
Ventas Realty LP
2.00%, 02/15/18 (b)	250,000	251,394
4.00%, 04/30/19 (b)	500,000	534,419

		2,086,240

		44,171,883

Industrial 12.6%

Basic Industry 1.0%
Agrium, Inc.
6.75%, 01/15/19	250,000	291,027
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	497,033
Barrick Gold Corp.
2.50%, 05/01/18	200,000	201,489
CF Industries Holdings, Inc.
6.88%, 05/01/18	100,000	115,250
Domtar Corp.
10.75%, 06/01/17	75,000	89,395
Eastman Chemical Co.
2.70%, 01/15/20 (b)	300,000	303,572
Freeport-McMoRan, Inc.
2.38%, 03/15/18	700,000	704,589
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	330,585
Monsanto Co.
2.75%, 04/15/16	200,000	205,433
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	600,000	604,233
Rock-Tenn Co.
4.45%, 03/01/19	200,000	214,134
The Dow Chemical Co.
5.70%, 05/15/18	101,000	113,589
Vale Overseas Ltd.
6.25%, 01/23/17	300,000	326,045

		3,996,374

Capital Goods 1.1%
Boeing Capital Corp.
2.13%, 08/15/16 (b)	100,000	102,420
Caterpillar Financial Services Corp.
1.25%, 11/06/17	350,000	351,282
2.10%, 06/09/19	500,000	503,625
CRH America, Inc.
6.00%, 09/30/16	75,000	81,367
Eaton Corp.
5.60%, 05/15/18	300,000	336,931
General Dynamics Corp.
2.25%, 07/15/16	100,000	102,727
General Electric Co.
5.25%, 12/06/17	750,000	832,691
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	300,000	301,090
John Deere Capital Corp.
5.50%, 04/13/17	150,000	165,534
1.55%, 12/15/17	300,000	301,170
1.95%, 12/13/18	250,000	251,719
L-3 Communications Corp.
3.95%, 11/15/16	200,000	210,160
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	102,337
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	199,282
Owens Corning, Inc.
6.50%, 12/01/16	6,000	6,582
United Technologies Corp.
1.80%, 06/01/17	500,000	509,367
Waste Management, Inc.
2.60%, 09/01/16	200,000	205,659
6.10%, 03/15/18	150,000	171,054

		4,734,997

Communications 1.9%
America Movil, S.A.B. de CV
2.38%, 09/08/16	250,000	255,627
American Tower Corp.
3.40%, 02/15/19	350,000	358,864
AT&T, Inc.
0.90%, 02/12/16	150,000	149,915
2.40%, 08/15/16	200,000	204,880
1.40%, 12/01/17	200,000	199,171
5.50%, 02/01/18	250,000	278,444
2.38%, 11/27/18	300,000	304,499
British Telecommunications PLC
1.63%, 06/28/16	250,000	252,552
2.35%, 02/14/19	200,000	201,141
Comcast Corp.
4.95%, 06/15/16	300,000	319,040
6.30%, 11/15/17	100,000	114,073
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	513,560
2.40%, 03/15/17	100,000	102,336
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	225,636
Omnicom Group, Inc.
5.90%, 04/15/16	300,000	319,526
Orange S.A.
2.75%, 02/06/19	200,000	205,033
Qwest Corp.
6.50%, 06/01/17	200,000	220,905
Telefonica Emisiones S.A.U.
3.99%, 02/16/16	275,000	284,884
Time Warner Cable, Inc.
5.85%, 05/01/17	500,000	550,340
Time Warner, Inc.
5.88%, 11/15/16	300,000	327,236
2.10%, 06/01/19	300,000	297,368
Verizon Communications, Inc.
2.50%, 09/15/16	309,000	317,808
2.00%, 11/01/16	200,000	203,860
2.55%, 06/19/19	700,000	712,757
Viacom, Inc.
2.50%, 12/15/16	150,000	153,682
2.20%, 04/01/19	300,000	296,367
Vodafone Group PLC
5.63%, 02/27/17	150,000	163,896
1.25%, 09/26/17	200,000	197,850

		7,731,250

Consumer Cyclical 1.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)(c)	250,000	249,923

 5

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Amazon.com, Inc.
1.20%, 11/29/17	100,000	99,454
American Honda Finance Corp.
1.13%, 10/07/16	350,000	353,056
CVS Health Corp.
2.25%, 08/12/19 (b)	500,000	500,068
eBay, Inc.
1.35%, 07/15/17	150,000	149,454
Ford Motor Credit Co. LLC
2.50%, 01/15/16	250,000	254,397
6.63%, 08/15/17	500,000	562,617
5.00%, 05/15/18	750,000	821,052
Kohl’s Corp.
6.25%, 12/15/17	100,000	112,299
Lowe’s Cos., Inc.
1.63%, 04/15/17 (b)	200,000	202,091
Macy’s Retail Holdings, Inc.
7.45%, 07/15/17	250,000	286,772
Marriott International, Inc.
6.20%, 06/15/16	150,000	161,652
McDonald’s Corp.
5.30%, 03/15/17	250,000	274,749
Nordstrom, Inc.
6.25%, 01/15/18	200,000	227,201
Starbucks Corp.
2.00%, 12/05/18 (b)	250,000	252,339
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	173,369
The Home Depot, Inc.
5.40%, 03/01/16	300,000	318,006
Toyota Motor Credit Corp.
2.80%, 01/11/16	200,000	205,177
2.05%, 01/12/17	250,000	256,163
1.38%, 01/10/18	200,000	200,111
Wal-Mart Stores, Inc.
2.80%, 04/15/16	400,000	412,469
5.38%, 04/05/17	200,000	220,556
1.13%, 04/11/18	150,000	149,231

		6,442,206

Consumer Non-Cyclical 3.1%
AbbVie, Inc.
1.75%, 11/06/17	500,000	503,028
Actavis Funding SCS
2.45%, 06/15/19	200,000	197,235
Altria Group, Inc.
2.63%, 01/14/20 (b)	500,000	503,473
Amgen, Inc.
2.13%, 05/15/17	300,000	305,057
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	250,000	251,511
2.15%, 02/01/19	200,000	201,058
Bottling Group LLC
5.50%, 04/01/16	150,000	159,802
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	259,528
Cardinal Health, Inc.
1.90%, 06/15/17	350,000	354,364
Celgene Corp.
2.30%, 08/15/18	500,000	506,451
Colgate-Palmolive Co.
2.63%, 05/01/17	150,000	156,192
ConAgra Foods, Inc.
1.30%, 01/25/16	250,000	251,042
1.90%, 01/25/18	200,000	199,352
Diageo Capital PLC
1.13%, 04/29/18	150,000	148,056
Dr. Pepper Snapple Group, Inc.
2.60%, 01/15/19	300,000	306,818
Express Scripts Holding Co.
2.65%, 02/15/17	700,000	720,850
General Mills, Inc.
5.70%, 02/15/17	100,000	109,999
5.65%, 02/15/19	100,000	114,385
Gilead Sciences, Inc.
3.05%, 12/01/16	250,000	260,105
2.05%, 04/01/19	300,000	301,838
Kellogg Co.
4.45%, 05/30/16	100,000	105,251
Kimberly-Clark Corp.
1.90%, 05/22/19	300,000	301,380
Kraft Foods Group, Inc.
2.25%, 06/05/17	400,000	408,170
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,219
Mattel, Inc.
2.50%, 11/01/16	100,000	102,481
McKesson Corp.
3.25%, 03/01/16	100,000	102,853
5.70%, 03/01/17	150,000	164,208
2.28%, 03/15/19	200,000	200,464
Merck & Co, Inc.
1.30%, 05/18/18	350,000	347,817
Mondelez International, Inc.
4.13%, 02/09/16	300,000	311,476
2.25%, 02/01/19 (b)	200,000	201,427
Mylan, Inc.
1.80%, 06/24/16	200,000	201,992
2.60%, 06/24/18	150,000	152,886
2.55%, 03/28/19	450,000	450,971
Newell Rubbermaid, Inc.
2.05%, 12/01/17	300,000	300,892
PepsiCo, Inc.
2.50%, 05/10/16	100,000	102,614
1.25%, 08/13/17	100,000	100,205
Pfizer, Inc.
2.10%, 05/15/19	400,000	404,976
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	149,312
5.65%, 05/16/18	250,000	283,547
1.88%, 01/15/19	150,000	150,286
Quest Diagnostics, Inc.
2.70%, 04/01/19	300,000	304,086
Sanofi
2.63%, 03/29/16	250,000	257,234
1.25%, 04/10/18	100,000	99,570
The Coca-Cola Co.
1.15%, 04/01/18	250,000	248,002
4.88%, 03/15/19	250,000	282,136
The Kroger Co.
2.30%, 01/15/19 (b)	300,000	301,653
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	200,000	201,263
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	300,000	304,089
Unilever Capital Corp.
0.85%, 08/02/17	100,000	99,326
Whirlpool Corp.
6.50%, 06/15/16	250,000	271,139

6

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Zoetis, Inc.
1.15%, 02/01/16	250,000	250,351

		13,073,420

Energy 2.2%
Anadarko Petroleum Corp.
5.95%, 09/15/16	500,000	540,306
Apache Corp.
1.75%, 04/15/17	100,000	100,725
BP Capital Markets PLC
3.20%, 03/11/16	150,000	154,570
1.85%, 05/05/17	150,000	152,280
1.38%, 05/10/18	100,000	98,750
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150,000	150,302
Chevron Corp.
1.72%, 06/24/18 (b)	100,000	100,764
ConocoPhillips
5.20%, 05/15/18	400,000	447,191
Devon Energy Corp.
2.25%, 12/15/18 (b)	200,000	200,629
Dominion Gas Holdings LLC
1.05%, 11/01/16	500,000	500,774
Encana Corp.
6.50%, 05/15/19	250,000	291,558
Energy Transfer Partners LP
6.13%, 02/15/17	200,000	219,585
6.70%, 07/01/18	350,000	401,080
Ensco PLC
3.25%, 03/15/16	400,000	411,299
Exxon Mobil Corp.
0.92%, 03/15/17	250,000	250,400
Halliburton Co.
6.15%, 09/15/19	150,000	175,549
Hess Corp.
1.30%, 06/15/17	250,000	247,639
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	150,000	166,981
2.65%, 02/01/19	300,000	299,668
Kinder Morgan, Inc.
3.05%, 12/01/19 (b)	500,000	503,263
Marathon Petroleum Corp.
3.50%, 03/01/16	100,000	102,878
Murphy Oil Corp.
2.50%, 12/01/17	200,000	202,646
Nabors Industries, Inc.
6.15%, 02/15/18	250,000	279,138
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	600,000	597,310
Shell International Finance BV
5.20%, 03/22/17	150,000	164,332
4.30%, 09/22/19	150,000	165,876
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	309,568
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	572,014
Total Capital International S.A.
2.10%, 06/19/19	100,000	100,810
Total Capital S.A.
2.30%, 03/15/16	100,000	102,231
1.50%, 02/17/17	150,000	151,673
Valero Energy Corp.
6.13%, 06/15/17	200,000	221,761
Weatherford International Ltd.
5.50%, 02/15/16	350,000	367,534
Williams Partners LP
7.25%, 02/01/17	200,000	223,756

		8,974,840

Technology 1.5%
Amphenol Corp.
1.55%, 09/15/17	200,000	200,720
Apple, Inc.
1.00%, 05/03/18	350,000	345,207
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	516,474
Baidu, Inc.
3.25%, 08/06/18	200,000	206,432
Broadcom Corp.
2.70%, 11/01/18	500,000	515,070
Cisco Systems, Inc.
5.50%, 02/22/16	200,000	212,133
1.10%, 03/03/17	150,000	150,610
Fiserv, Inc.
6.80%, 11/20/17	400,000	457,128
Hewlett-Packard Co.
2.65%, 06/01/16	500,000	511,622
2.75%, 01/14/19	400,000	402,296
Intel Corp.
1.35%, 12/15/17	150,000	149,990
International Business Machines Corp.
1.88%, 05/15/19	200,000	200,156
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	500,000	511,160
Microsoft Corp.
1.63%, 12/06/18	150,000	151,759
NetApp, Inc.
2.00%, 12/15/17	750,000	755,574
Oracle Corp.
5.25%, 01/15/16	250,000	263,414
Seagate HDD Cayman
3.75%, 11/15/18 (c)	400,000	413,000
Texas Instruments, Inc.
2.38%, 05/16/16	150,000	154,092
Xerox Corp.
2.95%, 03/15/17	150,000	155,146

		6,271,983

Transportation 0.3%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	341,113
Canadian National Railway Co.
1.45%, 12/15/16 (b)	150,000	151,665
CSX Corp.
5.60%, 05/01/17	100,000	110,325
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	302,797
Southwest Airlines Co.
5.13%, 03/01/17	200,000	215,732
2.75%, 11/06/19 (b)	200,000	202,116

		1,323,748

		52,548,818

Utilities 1.3%

Electric 1.2%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	400,000	402,278
CMS Energy Corp.
5.05%, 02/15/18	150,000	164,516

 7

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	500,000	506,779
Consumers Energy Co.
5.50%, 08/15/16	74,000	79,797
5.15%, 02/15/17	150,000	163,240
Duke Energy Corp.
1.63%, 08/15/17	150,000	151,160
2.10%, 06/15/18 (b)	200,000	203,307
Duke Energy Ohio, Inc.
5.45%, 04/01/19	400,000	458,940
Edison International
3.75%, 09/15/17	150,000	159,387
MidAmerican Energy Co.
2.40%, 03/15/19 (b)	300,000	306,492
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)(c)	350,000	350,350
Pacific Gas & Electric Co.
5.63%, 11/30/17	200,000	224,299
PPL Capital Funding Inc.
1.90%, 06/01/18 (b)	100,000	100,450
Sierra Pacific Power Co.
6.00%, 05/15/16	300,000	322,543
The Dayton Power & Light Co.
1.88%, 09/15/16	300,000	303,305
The Southern Co.
2.45%, 09/01/18	150,000	154,027
2.15%, 09/01/19 (b)	300,000	300,041
TransAlta Corp.
6.65%, 05/15/18	100,000	112,412
Xcel Energy, Inc.
0.75%, 05/09/16	500,000	500,228

		4,963,551

Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	150,000	151,361
Sempra Energy
6.50%, 06/01/16	250,000	270,665

		422,026

		5,385,577

Total Corporate Bonds
(Cost $101,306,157)		102,106,278

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
California
GO Bonds Series 2010
6.20%, 03/01/19	540,000	632,351
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	269,575

Total Municipal Bonds
(Cost $893,657)		901,926

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	2,903,518	2,903,518

Securities Lending Collateral 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	149,100	149,100

Total Other Investment Companies
(Cost $3,052,618)		3,052,618

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $414,042,042 and the unrealized appreciation and depreciation were $2,468,491 and ($321,014), respectively, with a net unrealized appreciation of $2,147,477.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,013,273 or 0.2% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $145,018.

GO —	General obligation
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

8

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active

 9

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies[1]	$—	$277,502,299	$—	$277,502,299
Foreign Securities[1]	—	32,626,398	—	32,626,398
Corporate Bonds[1]	—	102,106,278	—	102,106,278
Municipal Bonds[1]	—	901,926	—	901,926
Other Investment Companies[1]	3,052,618	—	—	3,052,618

Total	$3,052,618	$413,136,901	$—	$416,189,519

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG406016NOV14

10

Schwab Investments
Schwab Intermediate-Term Bond Fund™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

23.4%		Corporate Bonds	85,255,874	86,677,402
0.3%		Asset-Backed Obligations	1,102,557	1,119,543
35.7%		Mortgage-Backed Securities	128,642,275	132,505,317
3.2%		Commercial Mortgage-Backed Securities	11,572,945	11,849,443
38.6%		U.S. Government and Government Agencies	141,610,875	143,259,182
4.1%		Foreign Securities	14,934,114	15,258,770
0.1%		Preferred Stock	350,700	350,700
0.6%		Other Investment Company	2,088,365	2,088,365

106.0%		Total Investments	385,557,705	393,108,722
(1	.2)%	TBA Sale Commitments	(4,432,813)	(4,443,515)
(4.8%)		Other Assets and Liabilities, Net		(17,877,271)

100.0%		Net Assets		370,787,936

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 23.4% of net assets

Finance 8.8%

Banking 5.2%
Abbey National Treasury Services PLC
3.05%, 08/23/18	500,000	521,540
2.35%, 09/10/19	500,000	501,661
American Express Co.
5.50%, 09/12/16 (g)	500,000	539,890
Bank of America Corp.
5.42%, 03/15/17	500,000	541,005
1.27%, 01/15/19 (a)	1,000,000	1,013,112
5.63%, 07/01/20	500,000	573,948
4.00%, 04/01/24	550,000	575,776
BNP Paribas S.A.
3.60%, 02/23/16	300,000	310,104
3.25%, 03/03/23	500,000	509,106
BPCE S.A.
1.48%, 04/25/16 (a)	1,000,000	1,013,123
Capital One Financial Corp.
1.00%, 11/06/15	500,000	501,127
Citigroup, Inc.
3.95%, 06/15/16	500,000	521,801
1.19%, 07/25/16 (a)	1,000,000	1,008,122
Credit Suisse USA, Inc.
1.38%, 05/26/17	150,000	150,284
First Tennessee Bank NA
5.05%, 01/15/15	1,000,000	1,005,141
2.95%, 12/01/19 (b)	250,000	251,292
JPMorgan Chase & Co.
6.00%, 01/15/18	750,000	847,072
4.95%, 03/25/20	500,000	559,194
Lloyds Bank PLC
6.38%, 01/21/21	1,000,000	1,207,739
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	500,000	523,960
Merrill Lynch & Co., Inc.
5.00%, 01/15/15	500,000	502,673
Morgan Stanley
5.50%, 07/24/20	1,000,000	1,137,916
3.75%, 02/25/23	100,000	103,043
4.10%, 05/22/23	250,000	255,073
Rabobank Nederland
4.63%, 12/01/23	700,000	743,210
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	149,298
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	250,000	253,257
Skandinaviska Enskilda Banken AB
1.75%, 03/19/18 (c)	500,000	501,299
The Bear Stearns Cos. LLC
7.25%, 02/01/18	250,000	291,621
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	250,000	252,869
5.63%, 01/15/17	250,000	270,476
2.38%, 01/22/18	400,000	407,389
6.15%, 04/01/18 (g)	650,000	736,482
3.85%, 07/08/24 (b)	100,000	102,539
Wells Fargo & Co.
5.63%, 12/11/17	300,000	336,120
4.60%, 04/01/21	500,000	555,555

		19,273,817

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	303,184
2.75%, 03/19/19	250,000	254,597

		557,781

Finance Company 1.2%
GATX Corp.
1.25%, 03/04/17	600,000	597,744
2.50%, 07/30/19	600,000	600,473
General Electric Capital Corp.
5.63%, 05/01/18 (g)	500,000	566,781
International Lease Finance Corp.
4.88%, 04/01/15	1,000,000	1,011,250
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	507,953
3.75%, 08/15/21 (b)	500,000	513,216
4.25%, 08/15/24 (b)	500,000	511,379

		4,308,796

 1

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Insurance 1.1%
Aflac, Inc.
3.63%, 11/15/24	300,000	305,173
American International Group, Inc.
2.38%, 08/24/15	600,000	607,086
Assurant, Inc.
2.50%, 03/15/18	750,000	759,540
Cigna Corp.
5.13%, 06/15/20	350,000	393,607
CNA Financial Corp.
5.88%, 08/15/20	250,000	288,340
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	548,392
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	109,000
WellPoint, Inc.
2.30%, 07/15/18	250,000	253,069
2.25%, 08/15/19	250,000	249,038
3.50%, 08/15/24 (b)	500,000	502,849

		4,016,094

Real Estate Investment Trust 1.2%
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	500,000	504,458
Duke Realty LP
3.75%, 12/01/24 (b)	900,000	904,478
Kilroy Realty LP
6.63%, 06/01/20	500,000	590,723
4.25%, 08/15/29 (b)	500,000	504,360
Kimco Realty Corp.
3.20%, 05/01/21 (b)	750,000	760,550
ProLogis LP
4.50%, 08/15/17	250,000	268,943
Regency Centers LP
5.88%, 06/15/17	320,000	355,351
WP Carey, Inc.
4.60%, 04/01/24 (b)	500,000	526,194

		4,415,057

		32,571,545

Industrial 13.5%

Basic Industry 1.7%
Airgas, Inc.
3.65%, 07/15/24 (b)	500,000	511,210
Alcoa, Inc.
5.13%, 10/01/24 (b)	500,000	527,916
Anglo American Capital PLC
1.18%, 04/15/16 (a)(c)	500,000	502,066
Barrick North America Finance LLC
4.40%, 05/30/21	700,000	722,180
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	500,000	518,038
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	354,167
3.80%, 03/15/25 (b)	500,000	512,254
Georgia-Pacific LLC
3.60%, 03/01/25 (b)(c)	1,000,000	1,012,737
Glencore Funding LLC
2.50%, 01/15/19 (c)	500,000	499,089
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	240,348
LYB International Finance BV
4.00%, 07/15/23	500,000	524,628
The Dow Chemical Co.
4.25%, 11/15/20 (b)	500,000	541,141

		6,465,774

Capital Goods 0.8%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	500,000	501,393
Eaton Corp.
0.95%, 11/02/15	100,000	100,225
2.75%, 11/02/22	750,000	737,452
General Electric Co.
0.85%, 10/09/15	200,000	200,919
5.25%, 12/06/17 (g)	500,000	555,127
John Deere Capital Corp.
2.95%, 03/09/15 (g)	350,000	352,547
Packaging Corp. of America
3.65%, 09/15/24 (b)	650,000	649,237

		3,096,900

Communications 2.6%
21st Century Fox America, Inc.
4.00%, 10/01/23	300,000	317,875
America Movil, S.A.B. de CV
1.23%, 09/12/16 (a)	1,000,000	1,007,305
AT&T, Inc.
2.38%, 11/27/18	200,000	202,999
5.80%, 02/15/19	750,000	859,459
Comcast Corp.
5.88%, 02/15/18	400,000	453,842
5.70%, 07/01/19	350,000	405,600
DIRECTV Holdings LLC
5.20%, 03/15/20	250,000	281,272
Embarq Corp.
7.08%, 06/01/16	750,000	809,686
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	564,090
Omnicom Group, Inc.
3.65%, 11/01/24 (b)	500,000	503,295
Orange S.A.
2.75%, 02/06/19	400,000	410,067
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	300,000	301,363
Time Warner, Inc.
3.15%, 07/15/15	250,000	253,991
Verizon Communications, Inc.
0.63%, 06/09/17 (a)	1,000,000	1,000,373
4.50%, 09/15/20	1,000,000	1,095,378
3.50%, 11/01/24 (b)	500,000	500,871
Viacom, Inc.
4.50%, 03/01/21	250,000	269,445
3.88%, 04/01/24 (b)	300,000	304,043

		9,540,954

Consumer Cyclical 1.5%
CVS Health Corp.
3.38%, 08/12/24 (b)	500,000	503,472
Ford Motor Credit Co. LLC
1.48%, 05/09/16 (a)	1,000,000	1,011,554
Hyundai Capital Services, Inc.
1.03%, 03/18/17 (a)(c)	1,000,000	1,001,922
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	213,000	232,746
4.38%, 09/01/23 (b)	250,000	268,925
Marriott International, Inc.
3.00%, 03/01/19 (b)	650,000	670,117
3.13%, 10/15/21 (b)	600,000	607,500

2

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
QVC, Inc.
5.45%, 08/15/34 (b)(c)	500,000	485,643
The Gap, Inc.
5.95%, 04/12/21 (b)	500,000	570,527
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	111,650

		5,464,056

Consumer Non-Cyclical 1.8%
Altria Group, Inc.
4.75%, 05/05/21	500,000	555,112
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/24	250,000	260,683
Cardinal Health, Inc.
4.63%, 12/15/20	500,000	551,304
3.20%, 06/15/22	100,000	100,474
3.20%, 03/15/23	250,000	248,574
Express Scripts Holding Co.
2.10%, 02/12/15	250,000	250,656
Gilead Sciences, Inc.
2.35%, 02/01/20	1,000,000	1,013,277
Kraft Foods Group, Inc.
5.38%, 02/10/20	523,000	598,111
McKesson Corp.
4.75%, 03/01/21 (b)	500,000	554,612
Mondelez International, Inc.
2.25%, 02/01/19 (b)	350,000	352,497
Mylan, Inc.
7.88%, 07/15/20 (b)(c)	1,000,000	1,074,388
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	153,382
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	556,523
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	150,000	158,559
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	244,566

		6,672,718

Energy 2.9%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	280,926
Buckeye Partners LP
4.35%, 10/15/24 (b)	500,000	503,219
Canadian Natural Resources Ltd.
0.61%, 03/30/16 (a)	250,000	250,264
1.75%, 01/15/18	850,000	851,708
3.80%, 04/15/24	250,000	254,161
3.90%, 02/01/25 (b)	500,000	509,747
Continental Resources, Inc.
5.00%, 09/15/22 (b)	500,000	515,610
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	1,000,000	1,004,740
Encana Corp.
6.50%, 05/15/19	500,000	583,115
Energy Transfer Partners LP
6.70%, 07/01/18	150,000	171,892
4.15%, 10/01/20 (b)	100,000	104,743
Ensco PLC
4.70%, 03/15/21	250,000	262,761
4.50%, 10/01/24 (b)	700,000	703,898
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	200,000	200,523
3.75%, 02/15/25 (b)	350,000	356,461
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20 (b)	650,000	708,500
Hess Corp.
8.13%, 02/15/19	500,000	606,289
Kinder Morgan, Inc.
4.30%, 06/01/25 (b)	500,000	504,190
Nabors Industries, Inc.
5.10%, 09/15/23 (b)	250,000	260,190
Plains All American Pipeline LP
3.85%, 10/15/23 (b)	100,000	102,406
The Williams Cos., Inc.
4.55%, 06/24/24 (b)	1,000,000	990,899
Valero Energy Corp.
9.38%, 03/15/19	250,000	315,012
Weatherford International Ltd.
9.63%, 03/01/19	250,000	312,728
Williams Partners LP
7.25%, 02/01/17	300,000	335,634

		10,689,616

Technology 1.6%
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	309,884
4.50%, 03/01/23 (b)	300,000	311,447
Baidu, Inc.
3.25%, 08/06/18	300,000	309,648
Broadcom Corp.
3.50%, 08/01/24 (b)	500,000	503,242
Cisco Systems, Inc.
1.10%, 03/03/17	400,000	401,628
Hewlett-Packard Co.
1.17%, 01/14/19 (a)	500,000	496,308
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	500,000	511,160
4.65%, 11/01/24 (b)	800,000	816,326
NetApp, Inc.
3.38%, 06/15/21 (b)	500,000	506,463
Oracle Corp.
0.43%, 07/07/17 (a)	500,000	500,578
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	204,537
Seagate HDD Cayman
4.75%, 01/01/25 (c)	1,000,000	1,037,724
Xerox Corp.
4.25%, 02/15/15	250,000	251,871

		6,160,816

Transportation 0.6%
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/27	332,053	338,694
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	300,000	335,675
3.60%, 09/01/20 (b)(g)	250,000	264,671
Canadian National Railway Co.
0.40%, 11/14/17 (a)	800,000	800,686
CSX Corp.
7.38%, 02/01/19	300,000	363,040

		2,102,766

		50,193,600

Utilities 1.1%

Electric 1.0%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	96,238
Dominion Resources, Inc.
6.40%, 06/15/18 (g)	500,000	574,933

 3

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Duke Energy Corp.
0.61%, 04/03/17 (a)	1,000,000	1,003,126
5.05%, 09/15/19 (g)	750,000	847,845
Exelon Generation Co., LLC
4.00%, 10/01/20 (b)	500,000	527,177
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)(c)	150,000	150,150
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	98,834
Sempra Energy
3.55%, 06/15/24 (b)	250,000	254,689
TransAlta Corp.
6.65%, 05/15/18	100,000	112,412

		3,665,404

Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	100,907
Sempra Energy
2.88%, 10/01/22 (b)	150,000	145,946

		246,853

		3,912,257

Total Corporate Bonds
(Cost $85,255,874)		86,677,402

Asset-Backed Obligations 0.3% of net assets

Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	1,000,000	1,119,543

Total Asset-Backed Obligations
(Cost $1,102,557)		1,119,543

Mortgage-Backed Securities 35.7% of net assets

Collateralized Mortgage Obligations 0.5%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(g)	878,567	898,917
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(g)	210,352	221,567
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(g)	26,954	27,268
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)(g)	247,665	251,317
Series 2012-2 Class A2
3.50%, 04/25/42 (b)(g)	282,193	287,782
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	321,352	307,313

		1,994,164

TBA Securities 5.5%
Fannie Mae TBA
2.00%, 12/01/29 (b)(f)	400,000	399,047
2.50%, 12/01/29 (b)(f)	300,000	305,900
3.00%, 12/01/29 to 01/01/45 (b)(f)	2,800,000	2,849,219
3.50%, 12/01/29 to 01/01/45 (b)(f)	2,000,000	2,114,789
4.00%, 12/01/44 (b)(f)	2,100,000	2,242,242
4.50%, 12/01/44 (b)(f)	1,000,000	1,086,953
Freddie Mac TBA
2.00%, 12/01/29 (b)(f)	400,000	399,031
2.50%, 12/01/29 (b)(f)	900,000	917,297
3.00%, 12/01/29 to 12/01/44 (b)(f)	1,100,000	1,135,301
3.50%, 12/01/29 to 01/01/45 (b)(f)	3,900,000	4,069,328
4.00%, 12/01/44 (b)(f)	800,000	853,125
Ginnie Mae TBA
3.00%, 12/01/44 to 01/01/45 (b)(f)	3,000,000	3,067,148
3.50%, 12/01/44 (b)(f)	1,000,000	1,049,891

		20,489,271

U.S. Government Agency Mortgages 29.7%
Fannie Mae
6.00%, 03/01/16 to 05/01/21 (b)(g)	266,192	295,130
7.00%, 11/15/16 to 01/01/35 (b)	342,434	403,570
6.00%, 06/01/17 to 10/01/39 (b)	2,135,895	2,424,044
4.50%, 03/01/18 to 10/01/43 (b)	4,866,845	5,257,597
6.50%, 03/01/19 to 09/01/22 (b)	282,276	315,850
6.50%, 07/01/21 (b)(g)	21,011	23,915
5.50%, 10/01/22 (b)(g)	323,396	361,681
5.50%, 01/01/23 to 05/01/40 (b)	1,495,296	1,682,734
5.00%, 08/01/23 (b)(g)	1,245,860	1,381,027
5.00%, 09/01/23 to 05/01/40 (b)	1,850,706	2,051,801
3.00%, 01/01/26 to 05/01/43 (b)	10,005,168	10,233,652
2.50%, 07/01/28 to 02/01/43 (b)	3,258,702	3,312,871
3.50%, 02/01/32 to 07/01/43 (b)	9,681,264	10,124,845
5.49%, 08/01/32 to 12/01/32 (b)	656,795	738,944
5.45%, 06/01/33 to 07/01/33 (b)	87,159	97,288
3.72%, 06/01/40 (a)(b)	2,425,457	2,588,963
4.00%, 09/01/40 (b)(g)	4,896,212	5,248,540
4.00%, 02/01/41 to 08/01/44 (b)	785,432	842,331
Fannie Mae REMICs
6.00%, 01/25/20 (b)	63,518	67,764
3.25%, 04/25/28 (b)	16,982	17,336
Freddie Mac
4.50%, 09/01/15 (b)(g)	566	595
6.50%, 03/01/16 to 02/01/21 (b)(g)	138,068	152,699
6.00%, 06/01/16 to 10/01/38 (b)	455,938	523,161
5.50%, 11/01/17 to 02/01/37 (b)	842,570	937,112
4.50%, 10/01/18 to 08/01/41 (b)	4,341,750	4,738,106
5.00%, 10/01/18 to 10/01/43 (b)	1,921,502	2,115,348
4.00%, 07/01/19 to 01/01/44 (b)	4,701,383	5,048,255
6.50%, 08/01/22 to 04/01/26 (b)	124,659	141,916
2.50%, 07/01/28 to 05/01/33 (b)	1,404,483	1,436,496
3.00%, 09/01/28 to 07/01/43 (b)	4,090,895	4,166,256
5.50%, 06/01/33 to 10/01/33 (b)(g)	2,162,956	2,437,453
3.50%, 03/01/42 to 07/01/43 (b)	1,244,476	1,297,905
Freddie Mac REMICs
3.00%, 08/15/19 (b)	392,072	397,785
2.00%, 07/15/20 (b)	467,413	470,934
0.70%, 05/15/23 (a)(b)	47,107	47,315
4.00%, 11/15/23 to 02/15/27 (b)	726,798	739,508
5.00%, 09/15/33 (b)	96,632	97,805
6.00%, 08/15/35 (b)	67,463	69,442
Ginnie Mae
6.00%, 03/15/17 to 03/15/38 (b)	41,631	46,536
9.50%, 03/20/17 to 05/20/20 (b)	4,507	4,729
5.00%, 12/15/17 to 08/15/40 (b)	4,843,476	5,393,426
10.00%, 04/15/18 to 06/20/19 (b)	1,229	1,298
5.50%, 06/15/18 to 08/20/40 (b)	3,791,625	4,311,534
4.00%, 08/15/18 to 10/20/44 (b)	7,256,405	7,789,686
4.50%, 11/15/18 to 10/20/44 (b)	4,100,531	4,505,095

4

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
8.50%, 06/15/21 to 10/20/26 (b)	1,504	1,553
7.50%, 03/15/22 to 10/15/25 (b)	2,551	2,670
6.50%, 10/15/23 to 10/15/38 (b)	21,882	25,290
8.00%, 06/20/24 to 07/15/27 (b)	2,605	2,845
3.00%, 02/15/26 to 07/20/44 (b)	3,035,592	3,124,997
3.50%, 01/20/27 to 08/20/44 (b)	6,059,615	6,378,662
2.50%, 06/15/27 (b)	334,168	344,297
2.00%, 07/20/28 (b)	22,189	22,160
7.00%, 04/15/31 (b)	6,638	7,567
5.50%, 02/15/33 to 06/15/34 (b)(g)	2,450,625	2,774,375
5.00%, 10/15/34 (b)(g)	1,691,738	1,879,287
5.25%, 11/15/34 (b)	127,899	142,183
Ginnie Mae REMICs
6.46%, 08/20/34 (a)(b)	828,347	975,718

		110,021,882

Total Mortgage-Backed Securities
(Cost $128,642,275)		132,505,317

Commercial Mortgage-Backed Securities 3.2% of net assets

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(g)	2,475,347	2,551,953
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	943,195	1,005,779
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	505,000	556,281
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	250,000	258,854
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	510,558
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	325,575	338,634
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	650,430
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	110,956
Series K710 Class A2
1.88%, 05/25/19 (b)	300,000	301,983
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	162,173
Government National Mortgage Association
Series 2012-55 Class A
1.70%, 08/16/33 (b)	60,755	61,239
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
6.01%, 07/10/38 (a)(b)	641,371	675,056
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(g)	1,000,000	1,073,048
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A1
1.30%, 01/15/46 (b)	333,535	335,661
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	3,000,000	3,133,315
Morgan Stanley Capital I Trust
Series 2006-T21 Class A4
5.16%, 10/12/52 (a)(b)	120,000	123,523

Total Commercial Mortgage-Backed Securities
(Cost $11,572,945)		11,849,443

U.S. Government and Government Agencies 38.6% of net assets

U.S. Government Agency Securities 3.4%
Fannie Mae
0.63%, 08/26/16	6,000,000	6,013,410
1.63%, 01/10/20 (b)	3,000,000	2,967,321
Freddie Mac
2.50%, 05/27/16	3,000,000	3,097,455
1.25%, 08/01/19	600,000	589,483

		12,667,669

U.S. Treasury Obligations 35.2%
U.S. Treasury Notes
0.38%, 01/15/16	6,000,000	6,013,596
2.00%, 04/30/16 (g)	3,000,000	3,074,766
1.50%, 07/31/16	2,550,000	2,599,008
0.63%, 08/15/16	8,000,000	8,035,624
0.75%, 01/15/17 (g)	16,000,000	16,068,752
0.88%, 02/28/17	5,000,000	5,031,640
3.13%, 04/30/17 (g)	1,500,000	1,588,476
0.88%, 05/15/17	3,000,000	3,013,359
0.88%, 06/15/17	3,000,000	3,011,250
0.75%, 06/30/17	10,000,000	9,996,880
0.88%, 07/15/17	1,500,000	1,504,454
1.88%, 10/31/17 (g)	3,000,000	3,086,016
0.75%, 12/31/17	6,000,000	5,962,500
2.88%, 03/31/18 (g)	2,000,000	2,120,312
3.75%, 11/15/18 (g)	2,000,000	2,193,906
1.63%, 03/31/19	3,000,000	3,032,577
1.25%, 04/30/19	2,250,000	2,237,344
1.50%, 05/31/19	1,500,000	1,505,976
1.00%, 06/30/19	3,250,000	3,187,538
1.63%, 06/30/19	1,500,000	1,513,359
1.75%, 09/30/19	4,000,000	4,049,064
1.50%, 11/30/19	3,000,000	2,998,827
1.38%, 01/31/20	2,500,000	2,476,758
1.25%, 02/29/20	4,500,000	4,425,822
3.50%, 05/15/20	5,000,000	5,490,625
2.63%, 08/15/20	2,000,000	2,100,468
2.38%, 12/31/20	4,000,000	4,138,752
2.13%, 01/31/21	2,500,000	2,548,632
2.00%, 02/28/21	3,000,000	3,033,516
2.25%, 04/30/21	1,000,000	1,025,234
2.13%, 06/30/21	2,500,000	2,540,820
1.63%, 08/15/22	2,000,000	1,947,656
2.00%, 02/15/23	1,500,000	1,494,843
2.50%, 08/15/23	2,000,000	2,065,156
2.75%, 11/15/23	1,000,000	1,051,953
2.75%, 02/15/24	2,500,000	2,626,562
2.50%, 05/15/24	1,750,000	1,799,492

		130,591,513

Total U.S. Government and Government Agencies
(Cost $141,610,875)		143,259,182

Foreign Securities 4.1% of net assets

Foreign Agencies 1.0%

Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (d)	1,000,000	1,113,065

 5

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mexico 0.3%
Petroleos Mexicanos
2.25%, 07/18/18 (a)	500,000	516,875
5.50%, 01/21/21	500,000	556,875

		1,073,750

Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	500,000	525,442

Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17 (g)	500,000	527,983
Korea Development Bank
3.75%, 01/22/24	500,000	530,854

		1,058,837

		3,771,094

Foreign Local Government 0.3%

Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	1,000,000	995,121

Sovereign 0.9%

Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	242,188

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	100,000	100,354
5.38%, 06/12/17	250,000	273,818

		374,172

Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	560,250
3.63%, 03/15/22	250,000	258,875

		819,125

Panama 0.1%
Republic of Panama
4.00%, 09/22/24 (b)	500,000	512,000

Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	163,500

Poland 0.2%
Republic of Poland
6.38%, 07/15/19	500,000	592,500

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16 (g)	500,000	543,805

Turkey 0.1%
Republic of Turkey
3.25%, 03/23/23	300,000	286,095

		3,533,385

Supranational* 1.9%
Asian Development Bank
2.50%, 03/15/16	750,000	771,064
European Investment Bank
2.50%, 05/16/16 (g)	2,000,000	2,060,620
4.00%, 02/16/21	750,000	843,133
Inter-American Development Bank
1.38%, 10/18/16	1,000,000	1,014,638
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	1,004,924
International Finance Corp.
1.13%, 11/23/16	500,000	503,948
1.75%, 09/04/18	600,000	609,819
1.75%, 09/16/19	150,000	151,024

		6,959,170

Total Foreign Securities
(Cost $14,934,114)		15,258,770

	Number	Value
Security	of Shares	($)

Preferred Stock 0.1% of net assets

Real Estate 0.1%
Duke Realty Corp.	14,000	350,700

Total Preferred Stock
(Cost $350,700)		350,700

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	2,088,365	2,088,365

Total Other Investment Company
(Cost $2,088,365)		2,088,365

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $385,584,273 and the unrealized appreciation and depreciation were $7,963,796 and ($439,347), respectively, with a net unrealized appreciation of $7,524,449.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 1.2% of net assets

U.S. Government Agency Mortgages 1.2%
Ginnie Mae TBA
5.00%, 12/01/44 (b)(f)	2,000,000	2,210,469
5.50%, 12/01/44 (b)(f)	2,000,000	2,233,046

		4,443,515

Total TBA Sale Commitments
(Proceeds $4,432,813)		4,443,515

6

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,572,331 or 1.8% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC —	Real Estate Mortgage Investment Conduit

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 7

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds[1]	$—	$86,677,402	$—	$86,677,402
Asset-Backed Obligations	—	1,119,543	—	1,119,543
Mortgage-Backed Securities[1]	—	132,505,317	—	132,505,317
Commercial Mortgage-Backed Securities	—	11,849,443	—	11,849,443
U.S. Government and Government Agencies[1]	—	143,259,182	—	143,259,182
Foreign Securities[1]	—	15,258,770	—	15,258,770
Preferred Stock[1]	350,700	—	—	350,700
Other Investment Company[1]	2,088,365	—	—	2,088,365

Total	$2,439,065	$390,669,657	$—	$393,108,722

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($4,443,515)	$—	($4,443,515)

[1]	As categorized in Portfolio Holdings.

8

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	August 31,	Discounts	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Securities	2014	(Premiums)	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Corporate Bonds	$339,525	$—	$—	$—	$—	$—	$—	($339,525)	$—

Total	$339,525	$—	$—	$—	$—	$—	$—	($339,525)	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 3 to Level 2. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2014.

REG406020NOV14

 9

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

28.8%	Mortgage-Backed Securities	356,066,951	365,192,778
23.1%	Corporate Bonds	282,505,688	293,423,180
38.8%	U.S. Government and Government Agencies	477,832,033	492,152,297
2.0%	Commercial Mortgage-Backed Securities	25,180,820	25,857,909
0.5%	Asset-Backed Obligations	6,679,582	6,654,680
5.2%	Foreign Securities	64,603,268	65,979,679
1.0%	Municipal Bonds	11,272,334	12,409,939
3.6%	Other Investment Companies	44,999,583	44,999,583
4.7%	Short-Term Investments	59,199,234	59,199,234

107.7%	Total Investments	1,328,339,493	1,365,869,279
(7.7%)	Other Assets and Liabilities, Net		(97,189,840)

100.0%	Net Assets		1,268,679,439

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 28.8% of net assets

TBA Securities 4.6%
Fannie Mae TBA
2.00%, 12/01/29 (b)(g)	1,400,000	1,396,664
2.50%, 12/01/29 (b)(g)	2,000,000	2,039,335
3.00%, 12/01/29 (b)(g)	2,000,000	2,082,812
3.50%, 12/01/29 to 01/01/45 (b)(g)	6,600,000	6,911,352
4.00%, 12/01/44 (b)(g)	4,100,000	4,377,711
4.50%, 12/01/44 (b)(g)	3,100,000	3,369,555
Freddie Mac TBA
2.00%, 12/01/29 (b)(g)	600,000	598,547
2.50%, 12/01/29 (b)(g)	1,700,000	1,732,672
3.00%, 12/01/29 to 12/01/44 (b)(g)	2,000,000	2,032,547
3.50%, 12/01/29 to 01/01/45 (b)(g)	8,400,000	8,765,389
4.00%, 12/01/44 (b)(g)	1,300,000	1,386,328
4.50%, 12/01/44 (b)(g)	3,000,000	3,257,461
Ginnie Mae TBA
2.50%, 12/01/44 (b)(g)	500,000	493,945
3.00%, 12/01/44 to 01/01/45 (b)(g)	4,600,000	4,704,854
3.50%, 12/01/44 (b)(g)	10,700,000	11,238,414
4.50%, 12/01/44 (b)(g)	2,500,000	2,736,328
4.00%, 01/01/45 (b)(g)	1,000,000	1,069,687

		58,193,601

U.S. Government Agency Mortgages 24.2%
Fannie Mae
5.50%, 02/01/16 to 06/01/38 (b)(h)	6,418,249	7,241,702
5.00%, 12/01/17 to 12/01/39 (b)(h)	5,772,273	6,376,470
4.50%, 05/01/18 to 01/01/44 (b)	9,746,836	10,625,761
6.50%, 06/01/18 to 11/01/37 (b)(h)	784,183	899,548
6.50%, 08/01/18 to 11/01/37 (b)	691,455	795,966
5.00%, 05/01/19 to 06/01/42 (b)	5,378,035	5,967,310
5.50%, 05/01/23 to 08/01/40 (b)	940,730	1,059,676
4.00%, 04/01/24 to 10/01/44 (b)	30,936,142	33,152,255
6.00%, 09/01/24 to 05/01/41 (b)	3,182,353	3,620,795
3.50%, 01/01/26 to 10/01/44 (b)	24,311,424	25,480,316
3.00%, 10/01/26 to 07/01/43 (b)	25,372,054	25,873,664
2.50%, 10/01/27 to 02/01/43 (b)	5,788,372	5,886,442
2.50%, 07/01/28 (b)(h)	3,064,891	3,135,833
2.00%, 08/01/28 to 09/01/28 (b)	178,153	177,922
4.50%, 03/01/29 to 04/01/43 (b)(h)	6,294,963	6,874,108
1.92%, 03/01/34 (a)(b)	784,851	838,708
2.04%, 03/01/35 (a)(b)	314,901	331,491
2.54%, 08/01/35 (a)(b)(h)	1,487,247	1,591,844
6.00%, 06/01/36 to 07/01/37 (b)(h)	2,277,012	2,605,119
7.00%, 04/01/37 (b)	143,498	161,745
3.00%, 02/01/43 to 07/01/43 (b)(h)	6,578,311	6,659,082
3.50%, 03/01/43 (b)(h)	3,805,977	3,972,944
Freddie Mac
6.00%, 04/01/15 to 10/01/38 (b)(h)	933,931	1,058,122
4.50%, 06/01/18 to 09/01/43 (b)	6,403,698	6,984,951
5.00%, 01/01/19 to 08/01/39 (b)(h)	2,765,608	3,072,771
4.50%, 08/01/20 to 08/01/41 (b)(h)	1,790,586	1,958,678
5.50%, 08/01/22 to 07/01/40 (b)	819,621	918,583
6.00%, 12/01/23 to 02/01/38 (b)	524,020	598,452
4.00%, 03/01/24 to 09/01/44 (b)	14,948,430	15,999,169
3.00%, 10/01/26 to 09/01/43 (b)	5,856,798	6,048,586
2.50%, 08/01/27 to 07/01/43 (b)	1,624,288	1,649,072
2.00%, 04/01/28 (b)	172,175	171,946
2.50%, 07/01/28 (b)(h)	3,031,564	3,104,134
3.00%, 09/01/28 to 06/01/43 (b)(h)	12,554,050	12,855,972
3.50%, 07/01/32 to 09/01/44 (b)	10,698,867	11,163,350
5.00%, 04/01/34 to 06/01/40 (b)	2,559,566	2,866,707
5.50%, 12/01/34 to 02/01/39 (b)(h)	2,476,140	2,790,742
6.50%, 10/01/36 to 09/01/39 (b)	231,143	263,170
2.02%, 05/01/37 (a)(b)(h)	802,471	848,327
4.00%, 01/01/41 (b)(h)	2,411,075	2,574,850
Ginnie Mae
4.00%, 06/20/20 to 10/20/44 (b)	16,287,165	17,513,491
5.50%, 09/20/23 to 04/15/39 (b)	1,800,747	2,023,305
4.50%, 05/15/24 to 09/01/44 (b)	9,611,674	10,580,870
3.00%, 02/15/26 to 08/20/44 (b)	7,409,824	7,634,442
3.50%, 02/15/26 to 08/20/44 (b)	8,657,129	9,133,047
2.50%, 03/20/28 to 02/15/43 (b)	747,163	765,073
2.00%, 07/20/28 (b)	44,377	44,320
5.00%, 08/15/28 to 07/20/44 (b)	7,652,692	8,527,687
1.63%, 04/20/32 (a)(b)(h)	259,876	270,764
6.00%, 07/20/34 to 08/15/38 (b)	1,274,005	1,460,318
6.50%, 10/20/37 (b)	293,219	332,796
5.50%, 11/15/38 to 03/15/40 (b)(h)	992,547	1,107,796
3.00%, 10/20/40 to 08/20/44 (a)(b)	729,924	758,838

 1

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.50%, 05/15/41 (b)(h)	2,530,123	2,776,528
2.50%, 07/20/42 (a)(b)	102,854	106,164
3.00%, 12/20/42 to 03/15/43 (b)(h)	5,878,811	6,034,580
3.50%, 04/20/43 to 01/20/44 (b)(h)	6,018,160	6,331,803
4.00%, 09/15/43 (b)(h)	3,095,055	3,341,072

		306,999,177

Total Mortgage-Backed Securities
(Cost $356,066,951)		365,192,778

Corporate Bonds 23.1% of net assets

Finance 7.6%

Banking 5.1%
Abbey National Treasury Services PLC
4.00%, 04/27/16	400,000	416,764
3.05%, 08/23/18	200,000	208,616
2.35%, 09/10/19	250,000	250,831
American Express Co.
6.15%, 08/28/17	250,000	281,235
7.00%, 03/19/18 (h)	300,000	350,337
6.80%, 09/01/66 (a)(b)(h)	500,000	530,000
American Express Credit Corp.
2.80%, 09/19/16	500,000	517,706
1.13%, 06/05/17	250,000	249,617
2.25%, 08/15/19	250,000	251,929
Bank of America Corp.
6.50%, 08/01/16	750,000	814,738
5.30%, 03/15/17	1,500,000	1,624,713
6.88%, 04/25/18	450,000	522,334
5.65%, 05/01/18 (h)	400,000	447,880
6.88%, 11/15/18	250,000	293,913
2.65%, 04/01/19	750,000	761,468
5.88%, 01/05/21	500,000	581,745
5.00%, 05/13/21	900,000	1,004,818
3.30%, 01/11/23	500,000	500,916
4.00%, 04/01/24	1,000,000	1,046,865
6.00%, 10/15/36 (h)	1,250,000	1,550,482
4.88%, 04/01/44	400,000	436,086
Barclays Bank PLC
5.00%, 09/22/16 (h)	150,000	160,837
6.75%, 05/22/19	300,000	357,566
BB&T Corp.
3.95%, 03/22/22 (b)(h)	1,000,000	1,055,332
BNP Paribas S.A.
3.60%, 02/23/16	300,000	310,104
5.00%, 01/15/21 (h)	250,000	282,834
3.25%, 03/03/23	250,000	254,553
Capital One Bank USA NA
2.40%, 09/05/19 (b)	500,000	500,515
3.38%, 02/15/23	250,000	248,419
Capital One Financial Corp.
4.75%, 07/15/21	1,000,000	1,108,797
Citigroup, Inc.
1.70%, 07/25/16	300,000	303,081
4.45%, 01/10/17	1,500,000	1,595,832
6.00%, 08/15/17	200,000	223,201
4.05%, 07/30/22	1,500,000	1,562,755
6.13%, 08/25/36	500,000	593,742
5.88%, 01/30/42	500,000	623,226
6.68%, 09/13/43	250,000	317,437
Credit Suisse USA, Inc.
1.38%, 05/26/17	500,000	500,948
5.40%, 01/14/20	250,000	281,694
Deutsche Bank AG
6.00%, 09/01/17	450,000	503,301
3.70%, 05/30/24	100,000	102,426
Fifth Third Bancorp
8.25%, 03/01/38	200,000	305,591
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	251,292
HSBC Bank USA
5.88%, 11/01/34 (h)	500,000	624,383
HSBC Holdings PLC
4.00%, 03/30/22	500,000	535,746
7.63%, 05/17/32	150,000	203,676
6.50%, 09/15/37	200,000	255,156
JPMorgan Chase & Co.
2.60%, 01/15/16	800,000	817,326
1.13%, 02/26/16	250,000	250,784
3.15%, 07/05/16	500,000	516,937
6.00%, 01/15/18	1,000,000	1,129,429
4.25%, 10/15/20 (h)	1,500,000	1,629,009
3.20%, 01/25/23	500,000	502,352
6.40%, 05/15/38	300,000	393,349
5.50%, 10/15/40	100,000	118,903
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	560,614
KeyBank NA
1.10%, 11/25/16 (b)	200,000	200,232
Lloyds Bank PLC
4.88%, 01/21/16	400,000	418,452
4.20%, 03/28/17	500,000	533,405
2.30%, 11/27/18	300,000	303,641
6.38%, 01/21/21	500,000	603,869
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	261,980
Morgan Stanley
1.75%, 02/25/16	1,000,000	1,010,621
5.45%, 01/09/17	1,500,000	1,626,981
6.63%, 04/01/18	200,000	230,201
7.30%, 05/13/19	250,000	300,566
2.38%, 07/23/19	2,750,000	2,747,371
4.10%, 05/22/23	1,000,000	1,020,291
6.25%, 08/09/26	750,000	911,808
6.38%, 07/24/42	250,000	327,359
National City Bank
5.80%, 06/07/17	500,000	553,513
National City Corp.
6.88%, 05/15/19	100,000	118,308
Rabobank Nederland
3.38%, 01/19/17	350,000	367,475
4.63%, 12/01/23	100,000	106,173
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	497,660
Royal Bank of Canada
2.20%, 07/27/18	500,000	508,687
2.15%, 03/15/19	1,000,000	1,010,479
State Street Corp.
2.88%, 03/07/16	350,000	360,131
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	300,000	307,201
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	364,403
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	509,904
The Bank of Nova Scotia
1.38%, 07/15/16	600,000	605,839

2

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.38%, 01/13/21	500,000	555,245
The Bear Stearns Cos. LLC
7.25%, 02/01/18	200,000	233,297
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	750,000	811,427
6.25%, 09/01/17	1,000,000	1,120,399
5.95%, 01/18/18	600,000	673,634
2.38%, 01/22/18	300,000	305,542
6.15%, 04/01/18	250,000	283,262
7.50%, 02/15/19	1,000,000	1,199,601
3.85%, 07/08/24 (b)	1,000,000	1,025,392
5.95%, 01/15/27	450,000	520,507
6.75%, 10/01/37	600,000	744,430
4.80%, 07/08/44 (b)	750,000	788,324
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	500,000	510,641
The Royal Bank of Scotland PLC
4.38%, 03/16/16	500,000	521,475
The Toronto-Dominion Bank
2.13%, 07/02/19	500,000	501,812
UBS AG
5.88%, 12/20/17	850,000	956,906
5.75%, 04/25/18	1,000,000	1,131,014
2.38%, 08/14/19	1,000,000	1,008,353
US Bancorp
2.20%, 11/15/16 (b)	250,000	256,308
Wells Fargo & Co.
1.40%, 09/08/17	150,000	150,538
5.63%, 12/11/17 (h)	700,000	784,281
3.45%, 02/13/23	800,000	804,593
3.30%, 09/09/24	1,000,000	1,010,078
5.38%, 02/07/35	500,000	588,905
5.38%, 11/02/43	625,000	707,041

		64,623,695

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19 (h)	300,000	342,137
Jefferies Group LLC
5.50%, 03/15/16	1,000,000	1,058,880
5.13%, 04/13/18	250,000	272,105
6.45%, 06/08/27	75,000	85,347
Nomura Holdings, Inc.
4.13%, 01/19/16	250,000	258,514
6.70%, 03/04/20	200,000	238,628

		2,255,611

Finance Company 0.5%
GATX Corp.
5.20%, 03/15/44 (b)	150,000	163,924
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	250,000	270,625
General Electric Capital Corp.
5.00%, 01/08/16	650,000	681,929
1.50%, 07/12/16	500,000	506,965
2.30%, 04/27/17	500,000	515,045
5.63%, 09/15/17	200,000	223,537
5.63%, 05/01/18	650,000	736,816
2.30%, 01/14/19	250,000	255,667
4.38%, 09/16/20	300,000	330,856
5.30%, 02/11/21	150,000	171,499
6.75%, 03/15/32	300,000	403,398
5.88%, 01/14/38	250,000	311,173
6.88%, 01/10/39	150,000	208,630
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	1,000,000	1,022,800
HSBC Finance Corp.
5.50%, 01/19/16	100,000	105,326
International Lease Finance Corp.
7.13%, 09/01/18 (c)	200,000	227,500
Synchrony Financial
3.75%, 08/15/21 (b)	250,000	256,608
4.25%, 08/15/24 (b)	250,000	255,689

		6,647,987

Insurance 1.2%
ACE INA Holdings, Inc.
5.80%, 03/15/18	250,000	283,220
2.70%, 03/13/23	500,000	490,190
Aetna, Inc.
3.95%, 09/01/20 (h)	250,000	267,596
Aflac, Inc.
3.63%, 06/15/23	250,000	255,740
3.63%, 11/15/24	500,000	508,622
American International Group, Inc.
5.60%, 10/18/16 (h)	925,000	1,001,701
6.40%, 12/15/20	59,000	70,891
6.25%, 05/01/36	250,000	319,262
8.18%, 05/15/68 (a)(b)	100,000	137,500
Assurant, Inc.
6.75%, 02/15/34	200,000	248,259
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	1,000,000	1,128,605
4.25%, 01/15/21 (h)	500,000	553,106
Cigna Corp.
2.75%, 11/15/16 (h)	450,000	464,788
5.38%, 02/15/42 (b)	150,000	172,995
CNA Financial Corp.
7.35%, 11/15/19	325,000	392,542
Lincoln National Corp.
4.00%, 09/01/23	200,000	208,714
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	111,474
MetLife, Inc.
6.82%, 08/15/18	450,000	528,563
4.88%, 11/13/43	250,000	277,049
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	374,329
Prudential Financial, Inc.
4.50%, 11/16/21	750,000	820,808
The Allstate Corp.
4.50%, 06/15/43	200,000	213,955
The Chubb Corp.
6.00%, 05/11/37	100,000	129,549
The Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	227,899
6.00%, 01/15/19	100,000	114,338
5.13%, 04/15/22	1,000,000	1,127,591
6.10%, 10/01/41	500,000	630,396
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	350,411
6.75%, 06/20/36	150,000	207,401
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	100,569
2.75%, 02/15/23 (b)	150,000	147,516
5.80%, 03/15/36	350,000	427,495
Voya Financial, Inc.
2.90%, 02/15/18	200,000	205,885
5.50%, 07/15/22	500,000	565,663
WellPoint, Inc.
2.25%, 08/15/19	300,000	298,845

 3

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
3.30%, 01/15/23	500,000	500,259
3.50%, 08/15/24 (b)	250,000	251,425
4.65%, 08/15/44 (b)	500,000	517,734

		14,632,885

Real Estate Investment Trust 0.6%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	172,641
3.80%, 02/01/24 (b)	150,000	153,780
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	252,229
Digital Realty Trust LP
5.88%, 02/01/20	250,000	282,249
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	425,283
3.75%, 12/01/24 (b)	100,000	100,498
ERP Operating LP
4.63%, 12/15/21 (b)	500,000	552,169
Essex Portfolio LP
3.88%, 05/01/24 (b)	100,000	102,612
Federal Realty Investment Trust
4.50%, 12/01/44 (b)	650,000	663,507
HCP, Inc.
6.70%, 01/30/18	400,000	460,747
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	200,000	214,486
4.50%, 01/15/24 (b)	150,000	158,172
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	203,148
4.25%, 08/15/29 (b)	300,000	302,616
Kimco Realty Corp.
5.78%, 03/15/16	500,000	530,862
4.30%, 02/01/18 (b)	250,000	269,384
3.20%, 05/01/21 (b)	150,000	152,110
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	650,000	669,175
ProLogis LP
2.75%, 02/15/19 (b)	150,000	153,130
4.25%, 08/15/23 (b)	200,000	211,508
Regency Centers LP
4.80%, 04/15/21	150,000	165,457
Simon Property Group LP
2.80%, 01/30/17 (b)	200,000	206,991
2.75%, 02/01/23 (b)	500,000	490,333
3.75%, 02/01/24 (b)	500,000	524,389
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	109,254
4.25%, 03/01/22 (b)	500,000	525,975

		8,052,705

		96,212,883

Industrial 13.7%

Basic Industry 1.2%
Agrium, Inc.
6.75%, 01/15/19	250,000	291,027
6.13%, 01/15/41 (b)	150,000	174,359
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	347,923
3.65%, 07/15/24 (b)	300,000	306,726
Barrick Gold Corp.
6.95%, 04/01/19	500,000	575,698
4.10%, 05/01/23	250,000	244,960
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	515,843
5.75%, 05/01/43	500,000	505,327
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	250,000	270,777
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21 (h)	700,000	725,254
4.13%, 02/24/42 (h)	250,000	249,636
CF Industries, Inc.
7.13%, 05/01/20 (h)	150,000	180,883
Domtar Corp.
10.75%, 06/01/17	250,000	297,983
4.40%, 04/01/22 (b)	100,000	103,145
Eastman Chemical Co.
3.60%, 08/15/22 (b)	100,000	102,440
3.80%, 03/15/25 (b)	250,000	256,127
Ecolab, Inc.
3.00%, 12/08/16	200,000	207,394
Freeport-McMoran Oil & Gas LLC
6.75%, 02/01/22 (b)	228,000	255,075
Freeport-McMoRan, Inc.
2.15%, 03/01/17	500,000	504,407
Glencore Canada Corp.
6.20%, 06/15/35	250,000	269,963
International Paper Co.
7.50%, 08/15/21	250,000	312,743
7.30%, 11/15/39	300,000	392,889
Kinross Gold Corp.
5.13%, 09/01/21 (b)	150,000	144,209
5.95%, 03/15/24 (b)(c)	150,000	143,607
Lubrizol Corp.
8.88%, 02/01/19	200,000	252,100
LYB International Finance BV
4.00%, 07/15/23	150,000	157,388
5.25%, 07/15/43	500,000	539,392
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	550,974
Monsanto Co.
2.75%, 04/15/16	100,000	102,717
4.20%, 07/15/34 (b)	750,000	775,612
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	212,671
Packaging Corp of America
3.90%, 06/15/22 (b)	100,000	102,660
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	260,491
7.13%, 07/15/28	200,000	262,421
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	500,000	503,527
4.75%, 03/22/42 (b)	500,000	505,823
Rock-Tenn Co.
4.45%, 03/01/19	250,000	267,668
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	306,181
The Dow Chemical Co.
4.25%, 11/15/20 (b)	1,000,000	1,082,282
7.38%, 11/01/29	325,000	440,926
4.25%, 10/01/34 (b)	150,000	149,518
The Mosaic Co.
4.25%, 11/15/23 (b)	150,000	157,181
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	160,723
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	376,354

4

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Vale S.A.
5.63%, 09/11/42	500,000	484,275

		15,029,279

Capital Goods 1.1%
Caterpillar Financial Services Corp.
1.25%, 11/06/17	700,000	702,564
7.15%, 02/15/19	500,000	603,069
Caterpillar, Inc.
3.80%, 08/15/42	250,000	243,684
Deere & Co.
5.38%, 10/16/29	550,000	672,515
Eaton Corp.
1.50%, 11/02/17	200,000	200,299
2.75%, 11/02/22	1,250,000	1,229,086
4.00%, 11/02/32	150,000	151,075
General Electric Co.
5.25%, 12/06/17	250,000	277,564
3.38%, 03/11/24	150,000	155,767
4.13%, 10/09/42	250,000	257,184
4.50%, 03/11/44	250,000	272,179
Honeywell International, Inc.
5.00%, 02/15/19	150,000	170,655
5.38%, 03/01/41	250,000	310,148
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/18	150,000	175,238
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	200,000	200,726
John Deere Capital Corp.
1.55%, 12/15/17	500,000	501,949
1.70%, 01/15/20	150,000	146,484
Joy Global, Inc.
6.00%, 11/15/16	150,000	163,216
L-3 Communications Corp.
4.95%, 02/15/21 (b)	250,000	274,287
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	256,185
5.50%, 11/15/39	100,000	120,790
Northrop Grumman Corp.
1.75%, 06/01/18	350,000	348,743
Owens Corning
4.20%, 12/15/22 (b)	500,000	506,018
Packaging Corp. of America
3.65%, 09/15/24 (b)	250,000	249,707
Raytheon Co.
3.13%, 10/15/20	200,000	208,539
4.88%, 10/15/40	150,000	171,194
Republic Services, Inc.
3.80%, 05/15/18	1,000,000	1,065,339
4.75%, 05/15/23 (b)	500,000	553,123
Textron, Inc.
5.95%, 09/21/21 (b)	500,000	582,764
The Boeing Co.
3.75%, 11/20/16	300,000	317,706
6.88%, 03/15/39 (h)	100,000	144,722
United Technologies Corp.
1.80%, 06/01/17	250,000	254,683
6.13%, 02/01/19	500,000	585,725
3.10%, 06/01/22	750,000	770,038
4.50%, 06/01/42	700,000	759,444
Valmont Industries, Inc.
5.00%, 10/01/44 (b)	300,000	298,423
Waste Management, Inc.
7.00%, 07/15/28	200,000	264,538

		14,165,370

Communications 2.5%
21st Century Fox America, Inc.
6.90%, 03/01/19	500,000	593,000
4.00%, 10/01/23	300,000	317,875
6.40%, 12/15/35	250,000	323,273
6.15%, 03/01/37	450,000	564,406
America Movil, S.A.B. de CV
2.38%, 09/08/16	500,000	511,255
5.00%, 10/16/19 (h)	200,000	224,508
4.38%, 07/16/42	300,000	292,545
American Tower Corp.
3.40%, 02/15/19	500,000	512,663
5.00%, 02/15/24	500,000	533,823
AT&T, Inc.
0.90%, 02/12/16	500,000	499,716
3.00%, 02/15/22 (h)	350,000	348,895
6.15%, 09/15/34	300,000	362,963
5.35%, 09/01/40	250,000	271,595
5.55%, 08/15/41	100,000	112,129
4.80%, 06/15/44 (b)	600,000	612,066
CBS Corp.
5.75%, 04/15/20 (h)	275,000	314,835
4.90%, 08/15/44 (b)	100,000	101,814
Comcast Corp.
5.90%, 03/15/16	600,000	639,961
5.70%, 07/01/19	200,000	231,771
3.38%, 02/15/25 (b)	350,000	357,004
6.50%, 11/15/35	175,000	231,925
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	466,552
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	513,560
5.20%, 03/15/20	100,000	112,509
3.80%, 03/15/22	500,000	513,478
4.45%, 04/01/24 (b)	150,000	158,209
6.00%, 08/15/40 (b)	350,000	396,241
Discovery Communications LLC
3.25%, 04/01/23	300,000	292,942
Grupo Televisa S.A.B.
6.00%, 05/15/18	1,500,000	1,692,270
5.00%, 05/13/45	400,000	407,616
Historic TW, Inc.
6.88%, 06/15/18	500,000	582,254
NBCUniversal Media LLC
5.15%, 04/30/20	250,000	286,904
5.95%, 04/01/41	150,000	189,780
4.45%, 01/15/43	250,000	263,068
Omnicom Group, Inc.
3.65%, 11/01/24 (b)	250,000	251,648
Orange S.A.
2.75%, 02/06/19	150,000	153,775
9.00%, 03/01/31 (a)	200,000	302,948
5.38%, 01/13/42	100,000	112,374
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	961,981
Qwest Corp.
6.75%, 12/01/21	300,000	346,170
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	400,000	391,957
TCI Communication, Inc.
7.13%, 02/15/28	350,000	473,507
Telefonica Emisiones S.A.U.
6.42%, 06/20/16	350,000	378,192
5.13%, 04/27/20	100,000	111,823
5.46%, 02/16/21	500,000	566,341

 5

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
7.05%, 06/20/36	100,000	130,845
Telefonos de Mexico, S.A.B. de CV
5.50%, 11/15/19	1,250,000	1,431,312
The Walt Disney Co.
5.63%, 09/15/16	300,000	326,625
4.13%, 12/01/41	100,000	105,567
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	660,408
8.25%, 04/01/19	200,000	247,564
4.50%, 09/15/42 (b)	250,000	252,021
Time Warner Entertainment Co. LP
8.38%, 07/15/33	350,000	519,240
Time Warner, Inc.
2.10%, 06/01/19	300,000	297,368
4.88%, 03/15/20	400,000	442,418
3.55%, 06/01/24 (b)	250,000	250,926
6.50%, 11/15/36	250,000	314,248
Verizon Communications, Inc.
2.50%, 09/15/16	206,000	211,872
1.35%, 06/09/17	250,000	250,287
3.65%, 09/14/18	350,000	371,753
4.50%, 09/15/20	1,000,000	1,095,378
3.00%, 11/01/21 (b)	200,000	200,907
5.15%, 09/15/23	500,000	562,511
4.15%, 03/15/24 (b)	200,000	210,808
3.50%, 11/01/24 (b)	200,000	200,349
7.75%, 12/01/30	250,000	348,165
6.40%, 09/15/33	500,000	620,015
4.40%, 11/01/34 (b)	1,000,000	996,526
5.85%, 09/15/35	650,000	766,286
6.55%, 09/15/43	1,000,000	1,293,548
Viacom, Inc.
2.50%, 12/15/16	300,000	307,365
4.25%, 09/01/23 (b)	150,000	156,590
Vodafone Group PLC
4.63%, 07/15/18	500,000	545,534
6.15%, 02/27/37	250,000	297,960

		31,298,517

Consumer Cyclical 1.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)(c)	1,000,000	999,692
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	190,966
CVS Health Corp.
6.13%, 08/15/16	1,000,000	1,086,549
2.25%, 08/12/19 (b)	250,000	250,034
4.75%, 05/18/20 (b)	350,000	395,103
2.75%, 12/01/22 (b)	1,000,000	979,170
3.38%, 08/12/24 (b)	250,000	251,736
Delphi Corp.
6.13%, 05/15/21 (b)	700,000	763,000
4.15%, 03/15/24 (b)	500,000	519,915
eBay, Inc.
2.60%, 07/15/22 (b)	300,000	284,614
Ford Motor Co.
7.45%, 07/16/31	100,000	135,344
4.75%, 01/15/43	750,000	778,043
Ford Motor Credit Co. LLC
6.63%, 08/15/17	750,000	843,925
5.00%, 05/15/18	350,000	383,158
4.25%, 09/20/22	350,000	370,981
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	300,000	303,949
4.63%, 07/02/44 (b)	300,000	303,419
Kohl’s Corp.
4.00%, 11/01/21 (b)	500,000	522,765
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	150,000	154,459
4.65%, 04/15/42 (b)	100,000	109,270
Macy’s Retail Holdings, Inc.
2.88%, 02/15/23 (b)	500,000	483,471
6.90%, 04/01/29	200,000	255,741
5.13%, 01/15/42 (b)	250,000	268,946
Marriott International, Inc.
6.20%, 06/15/16	167,000	179,973
3.00%, 03/01/19 (b)	200,000	206,190
3.13%, 10/15/21 (b)	200,000	202,500
McDonald’s Corp.
2.63%, 01/15/22	400,000	398,609
3.70%, 02/15/42	200,000	185,905
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	193,893
3.63%, 05/01/43 (b)	100,000	97,762
Nordstrom, Inc.
6.25%, 01/15/18	100,000	113,600
QVC, Inc.
5.45%, 08/15/34 (b)(c)	300,000	291,386
Starbucks Corp.
6.25%, 08/15/17	500,000	566,626
3.85%, 10/01/23 (b)	300,000	318,721
Starwood Hotels & Resorts Worldwide, Inc.
4.50%, 10/01/34 (b)	250,000	250,023
Target Corp.
3.50%, 07/01/24	400,000	412,535
The Gap, Inc.
5.95%, 04/12/21 (b)	100,000	114,105
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	159,941
5.88%, 12/16/36	500,000	642,343
4.88%, 02/15/44 (b)	150,000	173,300
Toyota Motor Credit Corp.
2.80%, 01/11/16	500,000	512,943
3.40%, 09/15/21	100,000	105,400
VF Corp.
6.45%, 11/01/37	50,000	66,149
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	343,123
3.25%, 10/25/20	500,000	527,830
5.88%, 04/05/27	275,000	352,778
5.25%, 09/01/35	1,100,000	1,312,683
6.50%, 08/15/37	150,000	204,521
6.20%, 04/15/38	350,000	462,744
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	279,126

		19,308,959

Consumer Non-Cyclical 3.1%
AbbVie, Inc.
2.00%, 11/06/18	500,000	500,626
4.40%, 11/06/42	300,000	299,338
Altria Group, Inc.
9.70%, 11/10/18	111,000	142,627
4.75%, 05/05/21	150,000	166,534
2.85%, 08/09/22	200,000	194,743
4.00%, 01/31/24	600,000	625,762
5.38%, 01/31/44	250,000	279,895
AmerisourceBergen Corp.
4.88%, 11/15/19	250,000	279,934

6

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Amgen, Inc.
2.50%, 11/15/16 (h)	250,000	256,743
5.70%, 02/01/19 (h)	500,000	566,403
3.63%, 05/15/22 (b)	150,000	154,964
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	150,000	150,906
2.15%, 02/01/19	300,000	301,586
3.70%, 02/01/24	300,000	312,820
4.63%, 02/01/44	650,000	692,343
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	350,000	351,146
5.00%, 04/15/20	450,000	507,568
4.38%, 02/15/21 (h)	150,000	164,216
Archer-Daniels-Midland Co.
5.45%, 03/15/18	150,000	168,902
AstraZeneca PLC
6.45%, 09/15/37	500,000	664,477
Baxter International, Inc.
4.50%, 06/15/43 (b)	200,000	210,724
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	130,170
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	124,293
Cardinal Health, Inc.
3.20%, 06/15/22	500,000	502,370
3.20%, 03/15/23	250,000	248,574
4.60%, 03/15/43	100,000	105,356
Celgene Corp.
3.63%, 05/15/24 (b)	1,000,000	1,016,968
4.63%, 05/15/44 (b)	1,000,000	1,026,057
ConAgra Foods, Inc.
3.20%, 01/25/23 (b)	724,000	712,297
4.65%, 01/25/43 (b)	165,000	167,477
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	451,188
Delhaize Group S.A.
5.70%, 10/01/40	500,000	530,210
Diageo Capital PLC
5.75%, 10/23/17	1,000,000	1,122,652
1.13%, 04/29/18	100,000	98,704
5.88%, 09/30/36	150,000	187,361
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	500,000	511,850
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	257,447
4.75%, 11/15/21	450,000	497,912
Forest Laboratories, Inc.
4.88%, 02/15/21 (c)	500,000	540,056
General Mills, Inc.
5.65%, 02/15/19	500,000	571,924
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	500,000	551,821
3.50%, 02/01/25 (b)	500,000	516,113
5.65%, 12/01/41 (b)	1,000,000	1,209,794
4.50%, 02/01/45 (b)	250,000	262,893
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	524,060
Hasbro, Inc.
6.30%, 09/15/17	100,000	111,647
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	112,229
4.85%, 05/15/41	200,000	236,942
Kellogg Co.
7.45%, 04/01/31	250,000	335,888
Kimberly-Clark Corp.
6.13%, 08/01/17	500,000	564,896
7.50%, 11/01/18	325,000	394,287
5.30%, 03/01/41	200,000	242,604
Koninklijke Philips N.V.
5.00%, 03/15/42	300,000	327,724
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	448,297
3.50%, 06/06/22	1,000,000	1,034,154
5.00%, 06/04/42	300,000	325,594
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,219
6.88%, 05/01/20	100,000	118,962
McKesson Corp.
2.28%, 03/15/19	650,000	651,507
Medtronic, Inc.
3.13%, 03/15/22 (b)	250,000	252,383
3.63%, 03/15/24 (b)	650,000	667,211
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	758,035
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	226,230
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	101,509
Mondelez International, Inc.
4.13%, 02/09/16 (h)	750,000	778,689
2.25%, 02/01/19 (b)	200,000	201,427
Mylan, Inc.
1.80%, 06/24/16	200,000	201,992
2.60%, 06/24/18	300,000	305,771
4.20%, 11/29/23 (b)	350,000	363,805
5.40%, 11/29/43 (b)	200,000	218,078
Newell Rubbermaid, Inc.
2.05%, 12/01/17	150,000	150,446
4.70%, 08/15/20	200,000	217,028
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	204,509
4.50%, 01/15/20	250,000	279,132
4.88%, 11/01/40	500,000	552,662
Perrigo Finance PLC
3.90%, 12/15/24 (b)(g)	500,000	504,928
Pfizer, Inc.
6.20%, 03/15/19	500,000	585,628
7.20%, 03/15/39	250,000	362,302
Philip Morris International, Inc.
1.13%, 08/21/17	600,000	597,247
4.50%, 03/26/20	350,000	389,566
2.50%, 08/22/22	100,000	97,596
6.38%, 05/16/38	250,000	321,616
Quest Diagnostics, Inc.
6.40%, 07/01/17	500,000	561,481
4.70%, 04/01/21	750,000	819,687
Reynolds American, Inc.
3.25%, 11/01/22	100,000	98,326
4.75%, 11/01/42	150,000	145,843
Safeway, Inc.
7.25%, 02/01/31 (i)	250,000	249,118
Sanofi
2.63%, 03/29/16	800,000	823,147
1.25%, 04/10/18	250,000	248,925
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	250,000	303,053
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	200,000	205,948

 7

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
The Coca-Cola Co.
3.15%, 11/15/20 (h)	200,000	210,694
2.50%, 04/01/23	750,000	735,359
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	103,796
5.40%, 07/15/40 (b)	50,000	56,686
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	448,062
Thermo Fisher Scientific, Inc.
3.20%, 03/01/16	100,000	102,867
4.15%, 02/01/24 (b)	300,000	317,118
5.30%, 02/01/44 (b)	300,000	340,678
Unilever Capital Corp.
4.25%, 02/10/21	700,000	779,178
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	474,462
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	98,327

		39,326,299

Energy 2.6%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	280,925
6.45%, 09/15/36 (h)	100,000	122,232
Apache Corp.
5.10%, 09/01/40 (b)	250,000	255,455
Baker Hughes, Inc.
7.50%, 11/15/18 (h)	100,000	120,253
BP Capital Markets PLC
1.85%, 05/05/17 (h)	150,000	152,280
2.24%, 05/10/19	250,000	251,902
4.50%, 10/01/20	300,000	327,295
3.56%, 11/01/21	600,000	621,567
Buckeye Partners LP
4.35%, 10/15/24 (b)	200,000	201,287
5.60%, 10/15/44 (b)	300,000	298,066
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	275,562
3.90%, 02/01/25 (b)	500,000	509,747
5.85%, 02/01/35	250,000	286,692
6.25%, 03/15/38	200,000	239,786
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	125,243
Chevron Corp.
3.19%, 06/24/23 (b)	500,000	514,454
Continental Resources, Inc.
5.00%, 09/15/22 (b)	250,000	257,805
4.90%, 06/01/44 (b)	100,000	92,066
Devon Energy Corp.
2.25%, 12/15/18 (b)	300,000	300,944
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	400,000	429,878
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	450,000	452,133
4.70%, 11/01/42 (b)	100,000	90,880
Encana Corp.
6.50%, 05/15/19	400,000	466,492
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	235,746
5.20%, 02/01/22 (b)	250,000	273,500
6.63%, 10/15/36	200,000	231,383
6.50%, 02/01/42 (b)	100,000	114,452
5.15%, 02/01/43 (b)	150,000	149,026
Ensco PLC
4.70%, 03/15/21	350,000	367,866
4.50%, 10/01/24 (b)	150,000	150,835
5.75%, 10/01/44 (b)	850,000	889,410
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	100,000	100,261
3.90%, 02/15/24 (b)	100,000	103,644
3.75%, 02/15/25 (b)	500,000	509,230
6.65%, 10/15/34	250,000	326,279
4.85%, 03/15/44 (b)	900,000	943,973
EOG Resources, Inc.
2.45%, 04/01/20 (b)	300,000	300,867
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20 (b)	1,325,000	1,444,250
Halliburton Co.
2.00%, 08/01/18 (b)	300,000	301,171
7.45%, 09/15/39	225,000	311,527
Hess Corp.
8.13%, 02/15/19	300,000	363,774
7.30%, 08/15/31 (h)	300,000	381,692
5.60%, 02/15/41	100,000	110,517
Husky Energy, Inc.
7.25%, 12/15/19	163,000	195,335
4.00%, 04/15/24 (b)	1,000,000	1,016,489
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	309,570
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	469,581
6.95%, 01/15/38	500,000	583,725
5.00%, 08/15/42 (b)	200,000	189,279
5.40%, 09/01/44 (b)	100,000	100,087
Kinder Morgan, Inc.
3.05%, 12/01/19 (b)	250,000	251,632
4.30%, 06/01/25 (b)	250,000	252,095
5.55%, 06/01/45 (b)	700,000	713,952
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	235,335
Marathon Oil Corp.
2.80%, 11/01/22 (b)	200,000	190,812
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	1,000,000	992,317
6.50%, 03/01/41 (b)	250,000	296,484
Nabors Industries, Inc.
2.35%, 09/15/16	200,000	202,261
6.15%, 02/15/18	450,000	502,448
5.10%, 09/15/23 (b)	300,000	312,227
Nexen Energy ULC
6.20%, 07/30/19	125,000	145,272
5.88%, 03/10/35	300,000	351,203
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	338,305
Noble Energy, Inc.
8.25%, 03/01/19	100,000	122,757
6.00%, 03/01/41 (b)	400,000	457,202
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	209,102
Phillips 66
5.88%, 05/01/42	150,000	173,330
Plains All American Pipeline LP
5.75%, 01/15/20	500,000	575,592
Shell International Finance BV
5.20%, 03/22/17	500,000	547,773
3.63%, 08/21/42	250,000	236,633
Southern Natural Gas Co., LLC
5.90%, 04/01/17 (c)(h)	150,000	164,797
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	309,568

8

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	572,014
5.95%, 12/01/34	250,000	303,102
6.50%, 06/15/38	500,000	644,783
Talisman Energy, Inc.
7.75%, 06/01/19	250,000	294,669
6.25%, 02/01/38	250,000	253,237
The Williams Cos., Inc.
7.88%, 09/01/21	200,000	240,304
8.75%, 03/15/32 (a)	350,000	432,092
5.75%, 06/24/44 (b)	500,000	479,864
Tosco Corp.
7.80%, 01/01/27	750,000	1,034,953
Total Capital International S.A.
3.75%, 04/10/24	150,000	157,253
Total Capital S.A.
2.30%, 03/15/16	150,000	153,346
4.13%, 01/28/21	350,000	383,761
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	377,192
6.20%, 10/15/37	150,000	180,278
Valero Energy Corp.
9.38%, 03/15/19	250,000	315,012
10.50%, 03/15/39	200,000	324,469
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	495,226
Williams Partners LP
7.25%, 02/01/17	250,000	279,695
4.13%, 11/15/20 (b)	250,000	262,483
6.30%, 04/15/40	650,000	748,683
XTO Energy, Inc.
6.75%, 08/01/37 (h)	100,000	145,845

		32,805,771

Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	295,554

Technology 1.2%
Amphenol Corp.
1.55%, 09/15/17	300,000	301,081
3.13%, 09/15/21 (b)	600,000	609,007
Apple, Inc.
0.45%, 05/03/16	100,000	100,045
1.00%, 05/03/18	200,000	197,261
2.40%, 05/03/23	300,000	292,846
3.85%, 05/03/43	100,000	97,487
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	516,474
4.50%, 03/01/23 (b)	500,000	519,078
Broadcom Corp.
3.50%, 08/01/24 (b)	300,000	301,945
4.50%, 08/01/34 (b)	850,000	881,171
Cisco Systems, Inc.
5.50%, 02/22/16	700,000	742,465
4.45%, 01/15/20 (h)	500,000	555,260
5.90%, 02/15/39	150,000	186,034
EMC Corp.
1.88%, 06/01/18	250,000	249,231
Fiserv, Inc.
3.13%, 06/15/16	250,000	258,246
Google, Inc.
3.38%, 02/25/24	300,000	313,219
Harris Corp.
6.15%, 12/15/40	150,000	178,240
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	307,081
2.75%, 01/14/19	200,000	201,148
3.75%, 12/01/20	550,000	565,274
4.65%, 12/09/21	350,000	373,417
Intel Corp.
1.95%, 10/01/16	250,000	255,444
3.30%, 10/01/21	400,000	420,152
4.80%, 10/01/41	150,000	163,664
International Business Machines Corp.
5.70%, 09/14/17	400,000	449,103
7.63%, 10/15/18 (h)	700,000	851,428
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	350,000	357,142
Microsoft Corp.
5.30%, 02/08/41	500,000	604,059
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	493,023
NetApp, Inc.
2.00%, 12/15/17	1,000,000	1,007,432
3.38%, 06/15/21 (b)	350,000	354,524
Oracle Corp.
5.25%, 01/15/16	100,000	105,366
3.40%, 07/08/24 (b)	250,000	257,265
4.30%, 07/08/34 (b)	250,000	261,181
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	204,537
Seagate HDD Cayman
3.75%, 11/15/18 (c)	500,000	516,250
4.75%, 06/01/23	250,000	263,966
4.75%, 01/01/25 (c)	750,000	778,293
5.75%, 12/01/34 (b)(c)(g)	250,000	261,282
Xerox Corp.
2.75%, 03/15/19	400,000	404,086

		15,754,207

Transportation 0.5%
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/27	664,107	677,389
Burlington Northern Santa Fe LLC
5.65%, 05/01/17 (h)	400,000	441,898
3.60%, 09/01/20 (b)	300,000	317,605
4.55%, 09/01/44 (b)	300,000	313,230
Canadian National Railway Co.
2.95%, 11/21/24 (b)	500,000	499,617
6.20%, 06/01/36	100,000	133,024
4.50%, 11/07/43 (b)	100,000	110,467
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	500,000	554,359
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	290,422	311,304
CSX Corp.
3.70%, 10/30/20 (b)	500,000	532,421
4.10%, 03/15/44 (b)	400,000	387,788
FedEx Corp.
2.63%, 08/01/22	200,000	195,719
3.88%, 08/01/42	200,000	188,055
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	348,251
2.90%, 02/15/23 (b)	250,000	246,920
4.84%, 10/01/41	100,000	110,297
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	201,865
Southwest Airlines Co.
2.75%, 11/06/19 (b)	300,000	303,173

 9

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
United Parcel Service, Inc.
1.13%, 10/01/17	250,000	249,775
6.20%, 01/15/38	150,000	199,916

		6,323,073

		174,307,029

Utilities 1.8%

Electric 1.6%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	397,257
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	1,000,000	1,005,696
Appalachian Power Co.
6.38%, 04/01/36 (h)	650,000	833,428
7.00%, 04/01/38 (h)	400,000	549,706
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (b)	500,000	519,717
CMS Energy Corp.
4.70%, 03/31/43 (b)	1,500,000	1,573,966
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	500,000	509,869
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	415,322
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	517,401
3.95%, 05/15/43 (b)	400,000	400,426
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	494,196
5.25%, 08/01/33 (b)	500,000	575,050
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	158,608
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	110,463
6.45%, 10/15/32	350,000	466,126
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	261,690
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	835,073
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	600,000	624,349
Exelon Generation Co., LLC
4.00%, 10/01/20 (b)	300,000	316,306
5.60%, 06/15/42 (b)	300,000	328,006
Florida Power & Light Co.
6.20%, 06/01/36	500,000	677,729
Georgia Power Co.
4.75%, 09/01/40	350,000	387,337
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	631,976
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16 (h)	500,000	515,492
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	203,029
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)(c)	800,000	800,799
4.55%, 12/01/41 (b)	500,000	553,812
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	200,000	209,930
6.05%, 03/01/34	300,000	378,079
5.80%, 03/01/37	400,000	482,520
Pacificorp
5.50%, 01/15/19	150,000	170,833
6.00%, 01/15/39	500,000	643,375
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	197,668
PSEG Power LLC
5.13%, 04/15/20	150,000	168,129
8.63%, 04/15/31	500,000	731,566
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	272,329
Sempra Energy
3.55%, 06/15/24 (b)	150,000	152,813
Sierra Pacific Power Co.
6.00%, 05/15/16	200,000	215,029
Southern California Edison Co.
5.50%, 08/15/18	250,000	284,465
The Southern Co.
2.15%, 09/01/19 (b)	500,000	500,069
TransAlta Corp.
6.65%, 05/15/18	100,000	112,412
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	201,633
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	103,177
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	352,715
4.80%, 09/15/41 (b)	750,000	822,716

		20,662,287

Natural Gas 0.2%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	850,000	868,149
ONE Gas, Inc.
3.61%, 02/01/24 (b)	500,000	525,538
4.66%, 02/01/44 (b)	150,000	167,625
Sempra Energy
6.15%, 06/15/18	500,000	571,793
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	107,876

		2,240,981

		22,903,268

Total Corporate Bonds
(Cost $282,505,688)		293,423,180

U.S. Government and Government Agencies 38.8% of net assets

U.S. Government Agency Securities 3.4%
Fannie Mae
2.38%, 04/11/16	1,000,000	1,028,564
1.25%, 09/28/16	3,000,000	3,043,272
5.38%, 06/12/17 (h)	1,000,000	1,115,292
1.20%, 07/17/17 (b)	1,000,000	1,001,161
0.88%, 08/28/17	2,500,000	2,501,585
1.00%, 09/27/17	4,850,000	4,856,368
1.50%, 10/17/19 (b)	3,000,000	2,953,227
2.25%, 10/17/22 (b)	1,500,000	1,462,779
6.63%, 11/15/30 (h)	500,000	728,407
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	545,138
Federal Home Loan Bank
5.38%, 05/18/16	1,000,000	1,073,672
0.38%, 06/24/16	1,500,000	1,500,317
1.00%, 11/09/17 (b)	1,000,000	995,382
5.00%, 11/17/17	750,000	837,830
5.38%, 05/15/19	500,000	581,631

10

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.88%, 12/09/22 (h)	3,500,000	3,372,393
5.50%, 07/15/36	500,000	673,798
Freddie Mac
2.00%, 08/25/16	1,000,000	1,027,034
0.88%, 10/14/16	2,250,000	2,263,194
1.38%, 10/16/17 (b)	2,000,000	2,002,408
0.88%, 03/07/18 (h)	3,750,000	3,722,677
4.88%, 06/13/18	1,000,000	1,128,482
1.38%, 05/01/20	1,250,000	1,223,354
2.38%, 01/13/22	1,500,000	1,522,687
Tennessee Valley Authority
3.88%, 02/15/21	340,000	376,076
4.65%, 06/15/35	1,000,000	1,171,556

		42,708,284

U.S. Treasury Obligations 35.4%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,100,703
8.13%, 08/15/19	1,000,000	1,304,688
6.00%, 02/15/26 (h)	3,500,000	4,787,891
6.50%, 11/15/26	1,000,000	1,435,547
6.63%, 02/15/27	1,000,000	1,454,141
6.38%, 08/15/27	1,000,000	1,438,594
6.13%, 11/15/27	400,000	566,375
5.25%, 11/15/28	1,000,000	1,330,234
5.25%, 02/15/29 (h)	2,750,000	3,664,160
5.38%, 02/15/31	2,000,000	2,755,000
5.00%, 05/15/37	500,000	694,375
4.25%, 05/15/39	1,000,000	1,254,844
4.38%, 11/15/39	1,000,000	1,278,984
4.63%, 02/15/40	2,000,000	2,653,438
4.38%, 05/15/40	1,750,000	2,248,066
3.88%, 08/15/40 (h)	2,300,000	2,737,359
4.25%, 11/15/40	1,650,000	2,082,739
4.75%, 02/15/41	1,450,000	1,975,512
4.38%, 05/15/41	1,250,000	1,614,746
3.75%, 08/15/41	2,000,000	2,343,438
3.13%, 11/15/41	3,785,000	3,966,563
3.13%, 02/15/42	2,230,000	2,331,222
3.00%, 05/15/42	1,000,000	1,019,922
2.75%, 08/15/42	2,025,000	1,961,877
2.75%, 11/15/42	2,000,000	1,935,468
3.13%, 02/15/43	1,000,000	1,040,938
2.88%, 05/15/43	3,000,000	2,973,282
3.63%, 08/15/43	3,000,000	3,421,407
3.75%, 11/15/43	1,000,000	1,165,781
3.63%, 02/15/44	3,000,000	3,423,282
3.38%, 05/15/44	3,500,000	3,816,368
3.13%, 08/15/44	1,000,000	1,040,938
3.00%, 11/15/44	2,000,000	2,034,376
U.S. Treasury Notes
0.25%, 12/15/15	6,500,000	6,506,604
2.13%, 12/31/15	2,700,000	2,756,319
0.38%, 01/15/16	5,000,000	5,011,330
2.00%, 01/31/16	2,250,000	2,297,111
0.38%, 02/15/16	4,000,000	4,008,436
4.50%, 02/15/16	1,000,000	1,051,719
2.13%, 02/29/16	1,000,000	1,023,828
0.38%, 03/15/16	2,000,000	2,004,532
0.38%, 03/31/16	5,000,000	5,008,595
0.25%, 04/15/16 (h)	8,000,000	8,005,624
0.38%, 04/30/16	6,000,000	6,012,654
2.63%, 04/30/16	1,000,000	1,033,750
0.25%, 05/15/16	4,500,000	4,500,702
5.13%, 05/15/16	1,000,000	1,070,703
3.25%, 05/31/16	1,000,000	1,044,688
0.50%, 06/15/16	3,000,000	3,010,548
0.50%, 06/30/16	3,000,000	3,009,375
1.50%, 06/30/16	2,000,000	2,037,812
3.25%, 06/30/16	1,000,000	1,046,328
0.63%, 07/15/16	4,000,000	4,019,688
0.50%, 07/31/16	3,000,000	3,008,907
1.50%, 07/31/16	1,000,000	1,019,219
3.25%, 07/31/16	1,850,000	1,939,031
0.63%, 08/15/16	1,500,000	1,506,680
4.88%, 08/15/16	1,000,000	1,076,328
1.00%, 08/31/16	1,500,000	1,516,172
3.00%, 08/31/16	2,100,000	2,195,649
0.88%, 09/15/16	3,000,000	3,025,314
0.50%, 09/30/16	5,500,000	5,509,454
1.00%, 09/30/16	3,000,000	3,031,875
3.00%, 09/30/16	1,000,000	1,046,719
1.00%, 10/31/16	2,000,000	2,021,406
4.63%, 11/15/16	1,000,000	1,080,859
0.88%, 11/30/16	2,000,000	2,015,782
2.75%, 11/30/16 (h)	5,000,000	5,225,390
0.88%, 12/31/16	3,750,000	3,776,659
0.75%, 01/15/17	3,000,000	3,012,891
0.88%, 01/31/17	3,000,000	3,019,452
3.13%, 01/31/17 (h)	3,700,000	3,904,366
0.88%, 02/28/17	7,750,000	7,799,042
0.75%, 03/15/17	5,500,000	5,517,616
1.00%, 03/31/17	2,000,000	2,016,094
3.25%, 03/31/17	2,000,000	2,121,250
0.88%, 04/30/17	3,000,000	3,014,766
3.13%, 04/30/17 (h)	5,250,000	5,559,666
0.88%, 05/15/17	3,000,000	3,013,359
4.50%, 05/15/17	3,000,000	3,278,673
0.63%, 05/31/17	2,500,000	2,493,555
0.75%, 06/30/17	3,000,000	2,999,064
0.88%, 07/15/17	2,000,000	2,005,938
0.50%, 07/31/17	4,000,000	3,969,688
2.38%, 07/31/17	3,500,000	3,647,108
0.63%, 08/31/17	6,500,000	6,464,958
1.88%, 08/31/17	2,000,000	2,057,032
1.00%, 09/15/17	5,000,000	5,025,390
0.63%, 09/30/17	1,000,000	993,281
0.75%, 10/31/17	3,000,000	2,988,984
4.25%, 11/15/17	3,000,000	3,293,436
0.63%, 11/30/17	5,500,000	5,451,875
0.75%, 12/31/17	1,000,000	993,750
2.63%, 01/31/18	2,000,000	2,102,188
3.50%, 02/15/18	1,000,000	1,079,297
0.75%, 03/31/18	3,000,000	2,971,407
2.88%, 03/31/18	2,500,000	2,650,390
3.88%, 05/15/18	2,500,000	2,738,673
1.00%, 05/31/18	1,000,000	996,562
1.38%, 07/31/18	1,500,000	1,511,718
4.00%, 08/15/18	2,000,000	2,207,344
1.50%, 08/31/18	3,000,000	3,034,923
1.38%, 09/30/18	4,000,000	4,024,688
1.25%, 10/31/18	1,000,000	1,000,391
1.75%, 10/31/18	4,000,000	4,076,876
3.75%, 11/15/18	3,000,000	3,290,859
1.25%, 11/30/18	6,000,000	5,995,314
1.38%, 11/30/18	3,000,000	3,012,891
1.38%, 12/31/18	5,000,000	5,015,235
1.50%, 01/31/19	2,000,000	2,014,376
2.75%, 02/15/19	1,500,000	1,586,718

 11

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.50%, 02/28/19	4,500,000	4,529,884
1.50%, 03/31/19	2,000,000	2,011,094
1.63%, 03/31/19	5,000,000	5,054,295
1.63%, 04/30/19	1,500,000	1,515,587
3.13%, 05/15/19	3,000,000	3,223,593
1.50%, 05/31/19	3,000,000	3,011,952
1.00%, 06/30/19	1,500,000	1,471,172
1.63%, 06/30/19	3,000,000	3,026,718
1.63%, 07/31/19	2,500,000	2,520,508
3.63%, 08/15/19	3,000,000	3,296,016
1.00%, 08/31/19	2,000,000	1,956,406
1.63%, 08/31/19	3,500,000	3,525,977
1.75%, 09/30/19	5,500,000	5,567,463
1.50%, 10/31/19	2,500,000	2,500,000
3.38%, 11/15/19	3,000,000	3,267,657
1.00%, 11/30/19	1,500,000	1,462,734
1.50%, 11/30/19	4,000,000	3,998,436
3.63%, 02/15/20 (h)	5,000,000	5,518,360
1.13%, 04/30/20	1,000,000	974,297
1.38%, 05/31/20	1,000,000	986,016
1.88%, 06/30/20	1,550,000	1,568,648
2.00%, 07/31/20	3,000,000	3,056,016
2.63%, 08/15/20 (h)	2,000,000	2,100,468
2.00%, 09/30/20	1,000,000	1,015,391
2.63%, 11/15/20	4,000,000	4,196,876
2.00%, 11/30/20	1,000,000	1,013,594
2.38%, 12/31/20	6,250,000	6,466,800
2.13%, 01/31/21	2,000,000	2,038,906
3.63%, 02/15/21	2,000,000	2,216,406
2.00%, 02/28/21	2,850,000	2,881,840
2.25%, 04/30/21	2,500,000	2,563,085
3.13%, 05/15/21 (h)	6,600,000	7,117,169
2.00%, 05/31/21	2,000,000	2,018,282
2.13%, 06/30/21	1,000,000	1,016,328
2.25%, 07/31/21	1,200,000	1,228,687
2.13%, 08/15/21 (h)	1,000,000	1,015,156
2.00%, 08/31/21	2,000,000	2,013,438
2.00%, 10/31/21	2,000,000	2,012,812
2.00%, 11/15/21	5,750,000	5,789,531
1.88%, 11/30/21	3,000,000	2,992,500
2.00%, 02/15/22	3,000,000	3,015,702
1.75%, 05/15/22	1,250,000	1,231,445
1.63%, 08/15/22	3,000,000	2,921,484
1.63%, 11/15/22	2,500,000	2,426,368
2.00%, 02/15/23	3,000,000	2,989,686
1.75%, 05/15/23	4,250,000	4,138,106
2.50%, 08/15/23	2,500,000	2,581,445
2.50%, 05/15/24	1,000,000	1,028,281
2.38%, 08/15/24	6,000,000	6,097,032
2.25%, 11/15/24	3,000,000	3,015,234

		449,444,013

Total U.S. Government and Government Agencies
(Cost $477,832,033)		492,152,297

Commercial Mortgage-Backed Securities 2.0% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-1 Class A4
5.45%, 01/15/49 (b)(h)	945,981	1,020,075
Series 2007-2 Class A4
5.78%, 04/10/49 (a)(b)	1,600,000	1,730,110
Series 2007-4 Class A4
5.95%, 02/10/51 (a)(b)	2,335,538	2,568,311
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	380,000	418,588
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	450,000	489,434
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,642,579
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 Class AM
5.64%, 02/15/39 (a)(b)	650,000	679,475
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	700,000	724,792
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	1,000,000	1,021,116
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	868,201	903,025
Series K021 Class A2
2.40%, 06/25/22 (b)	195,000	194,855
Series K022 Class A2
2.36%, 07/25/22 (b)	210,000	209,019
Series K024 Class A2
2.57%, 09/25/22 (b)	200,000	201,275
Series K026 Class A2
2.51%, 11/25/22 (b)	1,400,000	1,400,925
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	302,608
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	100,000	105,685
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	1,500,000	1,597,464
Series K714 Class A2
3.03%, 10/25/20 (b)	380,000	400,166
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(h)	800,000	858,439
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	4,400,000	4,593,626
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5 Class AJ
5.53%, 12/15/44 (a)(b)(h)	1,025,000	1,063,487
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.49%, 01/12/44 (a)(b)	700,000	728,171
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A2
3.09%, 08/15/46 (b)	400,000	418,718
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	207,417
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,643,349
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	400,000	406,185
Series 2013-C14 Class A2
2.13%, 06/15/46 (b)	324,000	329,015

Total Commercial Mortgage-Backed Securities
(Cost $25,180,820)		25,857,909

12

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Asset-Backed Obligations 0.5% of net assets

Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	100,000	112,190
Chase Issuance Trust
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	1,515,000	1,655,157
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	708,796
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	951,611
Series 2014-A5 Class A5
2.68%, 06/07/23 (b)	1,500,000	1,526,173
Ford Credit Auto Owner Trust
Series 2013-A Class A4
0.78%, 05/15/18 (b)	150,000	150,044
Honda Auto Receivables Owner Trust
Series 2012-4 Class A3
0.52%, 08/18/16 (b)	120,527	120,566
Hyundai Auto Receivables Trust
Series 2013-A Class A4
0.75%, 09/17/18 (b)	630,000	630,003
Series 2013-C Class A4
1.55%, 03/15/19 (b)	100,000	100,974
Mercedes Benz Auto Lease Trust
Series 2013-B Class A4
0.76%, 07/15/19 (b)	100,000	100,113
Nissan Auto Receivables Owner Trust
Series 2013-A Class A4
0.75%, 07/15/19 (b)	200,000	200,012
Volkswagen Auto Loan Enhanced Trust
Series 2012-2 Class A4
0.66%, 03/20/19 (b)	400,000	399,041

Total Asset-Backed Obligations
(Cost $6,679,582)		6,654,680

Foreign Securities 5.2% of net assets

Foreign Agencies 1.7%

Austria 0.0%
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	400,000	439,738

Brazil 0.2%
Petrobras Global Finance BV
4.38%, 05/20/23	500,000	463,030
5.63%, 05/20/43	500,000	435,545
Petrobras International Finance Co., S.A.
3.88%, 01/27/16	500,000	503,275
5.75%, 01/20/20	700,000	719,236
5.38%, 01/27/21	500,000	500,340

		2,621,426

Germany 0.8%
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/16/16 (d)	3,000,000	3,085,734
2.00%, 06/01/16 (d)	900,000	921,719
0.50%, 07/15/16 (d)	350,000	350,365
4.88%, 01/17/17 (d)	850,000	925,663
4.38%, 03/15/18 (d)	500,000	552,087
4.50%, 07/16/18 (d)	1,250,000	1,392,880
4.00%, 01/27/20 (d)	550,000	612,186
2.75%, 09/08/20 (d)	750,000	788,716
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	149,196
1.88%, 09/17/18 (d)	1,000,000	1,021,025

		9,799,571

Japan 0.1%
Japan Finance Corp.
2.50%, 01/21/16	400,000	410,045
2.25%, 07/13/16	300,000	308,640

		718,685

Mexico 0.2%
Petroleos Mexicanos
5.50%, 01/21/21	500,000	556,875
6.63%, 06/15/35	1,000,000	1,175,000
6.50%, 06/02/41	200,000	232,500
5.50%, 06/27/44	1,000,000	1,035,000

		2,999,375

Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	210,177
7.75%, 06/15/23	100,000	136,001
3.70%, 03/01/24	600,000	617,218
5.10%, 08/17/40	250,000	286,714

		1,250,110

Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	633,579
The Korea Development Bank
4.00%, 09/09/16	1,000,000	1,050,272
3.00%, 09/14/22	1,250,000	1,258,029

		2,941,880

Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	747,323

		21,518,108

Foreign Local Government 0.4%

Canada 0.4%
Province of British Columbia
2.00%, 10/23/22	400,000	392,567
Province of Manitoba
1.13%, 06/01/18	500,000	497,560
Province of Ontario
1.00%, 07/22/16	300,000	301,559
4.00%, 10/07/19	400,000	440,461
4.40%, 04/14/20 (h)	975,000	1,095,189
Province of Quebec
5.13%, 11/14/16	350,000	380,222
3.50%, 07/29/20	1,000,000	1,079,669
7.50%, 09/15/29	650,000	958,810

		5,146,037

Sovereign 1.5%

Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17 (h)	500,000	547,000
4.88%, 01/22/21	250,000	270,812
8.88%, 04/15/24 (h)	200,000	276,000

 13

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.25%, 01/07/25	200,000	202,750
5.63%, 01/07/41	500,000	547,500

		1,844,062

Chile 0.1%
Republic of Chile
3.88%, 08/05/20	600,000	650,250
3.63%, 10/30/42	200,000	180,700

		830,950

Colombia 0.1%
Republic of Colombia
7.38%, 09/18/37	650,000	882,375

Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	547,636
6.88%, 09/27/23	250,000	320,824

		868,460

Mexico 0.3%
United Mexican States
5.63%, 01/15/17	500,000	546,750
3.50%, 01/21/21	350,000	362,075
3.63%, 03/15/22	1,000,000	1,035,500
6.75%, 09/27/34	750,000	973,125
6.05%, 01/11/40	1,000,000	1,225,250

		4,142,700

Panama 0.1%
Republic of Panama
5.20%, 01/30/20	100,000	110,900
4.00%, 09/22/24 (b)	300,000	307,200
6.70%, 01/26/36	200,000	254,500

		672,600

Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	786,500

Philippines 0.2%
Republic of the Philippines
4.00%, 01/15/21	1,000,000	1,087,500
4.20%, 01/21/24	750,000	817,500
5.00%, 01/13/37	500,000	583,125

		2,488,125

Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	849,510

Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	250,000	304,873

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	578,475
5.88%, 09/16/25	1,000,000	1,145,500

		1,723,975

Turkey 0.2%
Republic of Turkey
7.50%, 07/14/17	1,000,000	1,132,500
5.63%, 03/30/21	1,000,000	1,115,000
7.38%, 02/05/25	500,000	631,275
4.88%, 04/16/43	500,000	505,500

		3,384,275

		18,778,405

Supranational* 1.6%
African Development Bank
2.50%, 03/15/16	350,000	359,785
0.88%, 05/15/17	200,000	200,340
Asian Development Bank
2.50%, 03/15/16 (h)	750,000	771,064
5.59%, 07/16/18	500,000	570,637
Corp Andina de Fomento
3.75%, 01/15/16	300,000	310,770
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	514,355
1.00%, 02/16/17	400,000	403,289
European Investment Bank
2.50%, 05/16/16	1,000,000	1,030,310
5.13%, 05/30/17	1,250,000	1,383,606
1.00%, 06/15/18	2,000,000	1,984,778
1.88%, 03/15/19	1,000,000	1,017,558
2.88%, 09/15/20	600,000	635,781
3.25%, 01/29/24	1,000,000	1,077,510
4.88%, 02/15/36	500,000	632,542
Inter-American Development Bank
0.63%, 09/12/16	750,000	751,103
1.13%, 03/15/17	1,000,000	1,008,804
0.88%, 03/15/18	350,000	347,038
3.88%, 09/17/19	500,000	552,627
4.38%, 01/24/44	250,000	300,212
International Bank for Reconstruction & Development
2.13%, 03/15/16	800,000	818,322
0.88%, 04/17/17	2,000,000	2,009,848
2.13%, 02/13/23	500,000	506,806
4.75%, 02/15/35	500,000	621,964
International Finance Corp.
2.25%, 04/11/16	500,000	512,508
1.13%, 11/23/16	750,000	755,921
1.75%, 09/04/18	350,000	355,728
1.75%, 09/16/19	350,000	352,388
Nordic Investment Bank
0.50%, 04/14/16	750,000	751,535

		20,537,129

Total Foreign Securities
(Cost $64,603,268)		65,979,679

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49 (h)	750,000	1,044,510
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	750,000	1,075,605
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (h)	1,000,000	1,458,440
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	260,463
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	300,000	453,309

14

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Catholic Health Initiatives
CO Taxable Bonds Series 2012
1.60%, 11/01/17	150,000	150,224
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	113,822
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	373,419
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (h)	700,000	923,916
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	900,000	998,937
Harvard College
MA Taxable Bonds Series 2013A
3.62%, 10/01/37	400,000	394,922
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	808,725
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	300,000	295,779
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	776,602
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	130,020
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	241,128
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	481,824
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	148,312
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	285,214
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	250,000	288,753
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	198,140
New York City Transitional Finance Auth
Future Tax Secured RB (Qualified School Construction Bonds) Series 2010G3
5.27%, 05/01/27	250,000	292,035
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	123,273
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	703,344
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	300,000	389,223

Total Municipal Bonds
(Cost $11,272,334)		12,409,939

	Number	Value
Security	of Shares	($)

Other Investment Companies 3.6% of net assets

Money Market Fund 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	44,751,326	44,751,326

Securities Lending Collateral 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	248,257	248,257

Total Other Investment Companies
(Cost $44,999,583)		44,999,583

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.7% of net assets

U.S. Government Agency Securities 2.3%
Federal Home Loan Bank
0.04%, 12/03/14 (f)	10,000,000	9,999,978
0.07%, 12/19/14 (f)	14,200,000	14,199,539
0.07%, 12/24/14 (f)	5,000,000	4,999,776

		29,199,293

U.S. Treasury Obligation 2.4%
U.S. Treasury Bill
0.01%, 12/11/14 (f)	30,000,000	29,999,941

Total Short-Term Investments
(Cost $59,199,234)		59,199,234

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $1,328,798,833 and the unrealized appreciation and depreciation were $38,928,788 and ($1,858,342), respectively, with a net unrealized appreciation of $37,070,446.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,723,662 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(i)	All or a portion of this security is on loan. Securities on loan were valued at $236,164.

 15

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

16

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$365,192,778	$—	$365,192,778
Corporate Bonds[1]	—	293,423,180	—	293,423,180
U.S. Government and Government Agencies[1]	—	492,152,297	—	492,152,297
Commercial Mortgage-Backed Securities	—	25,857,909	—	25,857,909
Asset-Backed Obligations	—	6,654,680	—	6,654,680
Foreign Securities[1]	—	65,979,679	—	65,979,679
Municipal Bonds[1]	—	12,409,939	—	12,409,939
Other Investment Companies[1]	44,999,583	—	—	44,999,583
Short-Term Investments[1]	—	59,199,234	—	59,199,234

Total	$44,999,583	$1,320,869,696	$—	$1,365,869,279

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	August 31,	Discounts	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Securities	2014	(Premiums)	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Corporate Bonds	$679,049	$—	$—	$—	$—	$—	$—	($679,049)	$—

Total	$679,049	$—	$—	$—	$—	$—	$—	($679,049)	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 3 to Level 2. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2014.

REG406017NOV14

 17

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

111.4%		Mortgage-Backed Securities	332,016,070	339,407,980
1.6%		Other Investment Company	4,750,682	4,750,682
8.2%		Short-Term Investments	24,999,578	24,999,578

121.2%		Total Investments	361,766,330	369,158,240
(6	.9)%	TBA Sale Commitments	(21,004,531)	(21,055,897)
(14.3%)		Other Assets and Liabilities, Net		(43,524,527)

100.0%		Net Assets		304,577,816

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 111.4% of net assets

TBA Securities 20.4%
Ginnie Mae TBA
2.50%, 12/01/44 (b)(e)	1,500,000	1,481,836
3.00%, 12/01/44 to 01/01/45 (b)(e)	38,500,000	39,345,596
3.50%, 12/01/44 (b)(e)	15,000,000	15,749,765
4.50%, 12/01/44 (b)(e)	5,000,000	5,472,655

		62,049,852

U.S. Government Agency Mortgages 91.0%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)(f)	222,918	250,733
5.49%, 09/01/29 to 09/01/31 (b)(f)	101,492	114,163
5.50%, 09/01/17 (b)(f)	62,372	66,240
5.81%, 12/01/31 (b)(f)	70,730	79,761
6.50%, 04/01/31 (b)(f)	118,542	130,411
7.17%, 11/01/30 (b)(f)	12,106	12,149
Fannie Mae REMICs
1.50%, 11/25/17 (b)	42,924	42,895
3.75%, 05/25/33 (b)(f)	35,139	35,137
4.00%, 04/25/18 to 02/25/23 (b)	1,201,912	1,215,187
4.50%, 01/25/30 to 11/25/36 (b)	313,418	320,356
5.00%, 09/25/25 to 11/25/33 (b)	1,483,717	1,510,225
5.50%, 09/25/34 (b)	152,466	155,117
7.00%, 09/25/22 (b)(f)	69,275	77,034
Federal Home Loan Bank
4.95%, 02/25/15 (b)	161,223	162,554
Freddie Mac REMICs
2.00%, 07/15/20 (b)(f)	469,780	473,319
3.00%, 08/15/19 to 12/15/40 (b)	1,465,304	1,482,538
3.50%, 03/15/28 (b)(f)	3,017,209	3,075,587
4.00%, 11/15/23 (b)(f)	360,769	366,673
4.00%, 07/15/24 to 10/15/27 (b)	528,602	538,605
4.50%, 03/15/18 to 09/15/35 (b)	70,863	71,708
5.00%, 05/15/34 (b)	20,454	20,649
5.50%, 08/15/35 (b)	283,821	289,245
Ginnie Mae
1.63%, 07/20/24 to 04/20/37 (a)(b)(f)	446,728	465,101
2.00%, 07/20/28 (b)(f)	177,509	177,279
2.13%, 08/20/33 (a)(b)(f)	79,074	79,865
2.50%, 06/15/27 to 06/15/28 (b)(f)	1,553,170	1,599,412
2.50%, 08/15/27 (b)	381,633	393,148
3.00%, 02/15/26 to 04/20/43 (b)(f)	13,621,973	14,068,643
3.00%, 07/20/44 (b)	1,959,812	2,010,362
3.50%, 02/20/16 (a)(b)(f)	10,793	10,893
3.50%, 01/15/26 to 06/20/44 (b)(f)	32,872,900	34,603,797
3.50%, 01/20/27 to 08/20/44 (b)	27,345,559	28,771,094
4.00%, 06/20/20 to 10/20/44 (b)	22,721,126	24,407,349
4.00%, 12/15/24 to 05/20/44 (b)(f)	15,307,108	16,434,689
4.00%, 11/20/43 (b)(e)	3,062,117	3,288,977
4.50%, 12/15/17 to 09/15/41 (b)(f)	14,611,222	16,038,645
4.50%, 08/20/19 to 10/20/44 (b)	19,803,291	21,712,440
5.00%, 11/15/17 to 04/20/40 (b)(f)	32,464,641	36,105,204
5.00%, 08/15/18 to 08/15/40 (b)	111,253	123,066
5.50%, 04/15/17 to 07/15/34 (b)(f)	13,244,188	15,047,878
5.50%, 05/15/22 (b)	38,058	40,417
6.00%, 05/15/16 to 06/20/37 (b)(f)	1,093,971	1,216,419
6.00%, 01/15/29 to 10/15/37 (b)	81,519	92,804
6.50%, 07/15/16 to 07/15/31 (b)(f)	145,041	166,347
6.50%, 10/15/23 (b)	11,113	12,201
7.00%, 09/20/16 to 05/15/17 (b)(f)	8,492	8,582
Ginnie Mae REMICs
2.00%, 08/20/36 (b)	431,606	436,640
2.25%, 03/20/36 (b)	823,572	832,197
2.50%, 02/20/33 (b)	129,833	129,971
3.00%, 01/20/31 (b)	277,192	279,576
4.00%, 02/20/32 (b)(f)	6,008	6,026
4.25%, 10/20/43 (a)(b)	18,481,002	20,204,864
4.50%, 08/20/33 to 08/20/36 (b)	454,669	462,855
5.00%, 09/20/31 to 03/20/36 (b)	911,719	932,638
5.50%, 03/20/35 (b)	238,849	243,337
5.66%, 12/20/37 (a)(b)	14,691,196	16,708,179
6.46%, 08/20/34 (a)(b)(f)	8,283,274	9,756,947

		277,358,128

Total Mortgage-Backed Securities
(Cost $332,016,070)		339,407,980

 1

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.6% of net assets

Money Market Fund 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	4,750,682	4,750,682

Total Other Investment Company
(Cost $4,750,682)		4,750,682

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 8.2% of net assets

U.S. Government Agency Securities 8.2%
Federal Home Loan Bank
0.02%, 12/17/14 (d)	15,000,000	14,999,600
0.06%, 12/03/14 (d)	10,000,000	9,999,978

Total Short-Term Investments
(Cost $24,999,578)		24,999,578

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $361,938,200 and the unrealized appreciation and depreciation were $7,309,786 and ($89,746), respectively, with a net unrealized appreciation of $7,220,040.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 6.9% of net assets

U.S. Government Agency Mortgages 6.9%
Ginnie Mae TBA
5.00%, 12/01/44 (b)(e)	14,000,000	15,473,281
5.50%, 12/01/44 (b)(e)	5,000,000	5,582,616

Total TBA Sale Commitments
(Proceeds $21,004,531)		21,055,897

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC —	Real Estate Mortgage Investment Conduit

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

2

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$339,407,980	$—	$339,407,980
Other Investment Company[1]	4,750,682	—	—	4,750,682
Short-Term Investments[1]	—	24,999,578	—	24,999,578

Total	$4,750,682	$364,407,558	$—	$369,158,240

 3

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
TBA Sale Commitments[1]	$—	($21,055,897)	$—	($21,055,897)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG406018NOV14

4

Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.6%	U.S. Government Securities	254,654,451	266,370,964
0.1%	Other Investment Company	216,935	216,935

99.7%	Total Investments	254,871,386	266,587,899
0.3%	Other Assets and Liabilities, Net		711,995

100.0%	Net Assets		267,299,894

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.6% of net assets

U.S. Treasury Obligations 99.6%
U.S. Treasury Inflation Protected Securities
2.00%, 01/15/16	5,807,967	5,962,226
0.13%, 04/15/16	11,672,056	11,745,006
2.50%, 07/15/16	5,683,305	5,995,886
2.38%, 01/15/17	4,928,932	5,239,307
0.13%, 04/15/17	13,135,128	13,301,418
2.63%, 07/15/17	4,225,184	4,590,282
1.63%, 01/15/18	4,461,777	4,737,827
0.13%, 04/15/18	14,603,203	14,758,435
1.38%, 07/15/18	4,400,890	4,680,742
2.13%, 01/15/19	4,094,207	4,479,963
0.13%, 04/15/19	9,835,072	9,896,541
1.88%, 07/15/19	4,651,976	5,084,470
1.38%, 01/15/20	5,641,138	6,027,217
1.25%, 07/15/20	8,669,226	9,265,236
1.13%, 01/15/21	9,916,942	10,490,241
0.63%, 07/15/21	10,526,047	10,843,513
0.13%, 01/15/22	11,618,627	11,493,378
0.13%, 07/15/22	11,983,922	11,869,715
0.13%, 01/15/23	12,039,374	11,817,368
0.38%, 07/15/23	11,942,209	11,983,290
0.63%, 01/15/24	11,913,979	12,135,460
0.13%, 07/15/24	11,707,546	11,418,487
2.38%, 01/15/25	7,706,559	9,157,550
2.00%, 01/15/26	5,613,686	6,506,599
2.38%, 01/15/27	4,515,826	5,457,782
1.75%, 01/15/28	4,504,955	5,141,280
3.63%, 04/15/28	3,807,157	5,278,280
2.50%, 01/15/29	4,362,497	5,453,121
3.88%, 04/15/29	4,631,834	6,682,856
3.38%, 04/15/32	1,759,379	2,508,768
2.13%, 02/15/40	2,384,227	3,056,651
2.13%, 02/15/41	3,032,506	3,916,663
0.75%, 02/15/42	5,335,417	5,110,316
0.63%, 02/15/43	3,938,243	3,643,505
1.38%, 02/15/44	5,962,407	6,641,585

Total U.S. Government Securities
(Cost $254,654,451)		266,370,964

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	216,935	216,935

Total Other Investment Company
(Cost $216,935)		216,935

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $256,860,912 and the unrealized appreciation and depreciation were $12,100,113 and ($2,373,126), respectively, with a net unrealized appreciation of $9,726,987.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active

2

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings (Unaudited) continued

markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$266,370,964	$—	$266,370,964
Other Investment Company[1]	216,935	—	—	216,935

Total	$216,935	$266,370,964	$—	$266,587,899

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG406019NOV14

 3

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

95.8%		Fixed-Rate Obligations	588,686,123	616,130,527
5.5%		Variable-Rate Obligations	35,180,000	35,471,746

101.3%		Total Investments	623,866,123	651,602,273
(1	.3)%	Other Assets and Liabilities, Net		(8,358,504)

100.0%		Net Assets		643,243,769

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 95.8% of net assets

ALABAMA 0.7%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43	(b)(f)	500,000	488,960
GO Refunding Warrants Series 2010A	5.00%	02/01/18	(e)	1,160,000	1,307,784
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15		250,000	261,103
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19		1,050,000	1,198,680
RB (Noland Health Services) Series 2012A	5.00%	12/01/20		950,000	1,095,749

					4,352,276

ALASKA 2.1%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17		1,105,000	1,246,252
Alaska Industrial Development & Export Auth
RB (Greater Fairbanks Community Hospital Foundation) Series 2014	5.00%	04/01/22		500,000	581,270
RB (Greater Fairbanks Community Hospital Foundation) Series 2014	5.00%	04/01/23		630,000	736,287
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19		1,000,000	1,167,970
GO Bonds Series 2014A	4.00%	06/30/17		3,000,000	3,263,700
GO Bonds Series 2014B	5.00%	10/30/18		2,045,000	2,359,317
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20		820,000	964,197
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22	(b)	805,000	943,685
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23	(b)	1,890,000	2,191,323

					13,454,001

ARIZONA 2.2%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children’s Hospital) Series 2013B	5.00%	02/01/43	(b)	1,000,000	1,073,420
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	423,636
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28	(b)(e)	1,375,000	1,616,299
Pima Cnty
COP Series 2013A	5.00%	12/01/17		550,000	617,853
COP Series 2013A	5.00%	12/01/18		400,000	458,656
COP Series 2013A	5.00%	12/01/19		500,000	582,370
GO Bonds Series 2012A	4.00%	07/01/22		140,000	158,999
Refunding COP Series 2013B	5.00%	12/01/16		625,000	681,500

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Tempe
GO Refunding Bonds Series 2014C	3.00%	07/01/23	(d)	4,000,000	4,238,080
Tucson
Refunding COP Series 2014	4.00%	07/01/21		1,650,000	1,845,855
Refunding COP Series 2014	4.00%	07/01/22		700,000	780,661
Refunding COP Series 2014	4.00%	07/01/23		700,000	777,588
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/15		170,000	174,184
Hospital RB Series 2009	5.50%	07/01/16		100,000	106,840
Hospital RB Series 2009	6.00%	07/01/18		300,000	342,951

					13,878,892

ARKANSAS 1.1%
Cabot
Sales & Use Tax Refunding & Improvement Bonds Series 2013	2.55%	06/01/43	(b)	1,215,000	1,220,188
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24		2,295,000	2,328,461
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27	(b)	375,000	377,366
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32	(b)	1,785,000	1,770,774
Springdale
Sales & Use Tax Refunding Bonds Series 2013	2.60%	07/01/27	(b)	1,110,000	1,112,908

					6,809,697

CALIFORNIA 12.6%
ABAG Finance Auth
Insured Sr Living RB (Old Fellows Home of California) Series 2012A	5.00%	04/01/32	(a)(b)	1,330,000	1,514,444
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19		1,000,000	1,123,490
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,056,096
California
GO Bonds	5.00%	11/01/32	(b)(e)	1,240,000	1,358,693
GO Bonds	5.00%	04/01/38	(b)	500,000	549,345
GO Bonds	5.00%	09/01/42	(b)	2,000,000	2,252,080
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(e)	750,000	800,475
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2013A	5.00%	07/01/25	(b)	885,000	1,063,425
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(e)	2,005,000	2,328,186
California Public Works Board
Lease Refunding RB Series 2014H	5.00%	12/01/20		1,605,000	1,906,451
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		1,320,000	1,405,351
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/25	(b)	1,450,000	1,715,364
GO Refunding Bonds Series 2014	5.00%	07/01/26	(b)	1,615,000	1,891,294
Emeryville Successor RDA
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/20		2,000,000	2,374,360
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21		2,000,000	2,393,980
Franklin-McKinley SD
GO Refunding Bonds Series 2014	5.00%	08/01/24		1,000,000	1,227,370
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23		105,000	123,365
Airport Refunding RB Series 2013A	5.00%	07/01/30	(b)	90,000	99,764
Healdsburg School Facilities Financing Auth
GO RB Series 2014	4.00%	07/15/39	(b)	1,110,000	1,137,184
Inglewood USD
GO Bonds Series A	5.25%	08/01/27	(b)	1,135,000	1,304,036
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21		600,000	705,006
Special Tax RB Series 2014A	5.00%	09/01/22		460,000	543,527

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,085,446
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		3,070,000	3,421,576
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds (Playa Vista) Series 2014	5.00%	09/01/26	(b)	1,500,000	1,768,545
Los Angeles Dept of Water & Power
Power Supply RB Series 2012B	5.00%	07/01/43	(b)	4,360,000	4,877,314
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17		975,000	1,077,980
Lease RB Series 2009C	4.00%	09/01/16		1,050,000	1,118,418
Lease RB Series 2009C	4.00%	09/01/17		100,000	109,463
Los Angeles USD
Refunding COP Series 2012B	5.00%	10/01/30	(b)	100,000	115,427
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	(d)	1,000,000	1,168,670
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17		3,500,000	3,890,460
Old Adobe USD
GO Bonds Series B	5.25%	08/01/43	(b)	720,000	852,811
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19		180,000	197,275
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21		275,000	302,198
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22	(b)	360,000	419,515
Rancho Cucamonga Successor RDA
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26	(b)	755,000	894,871
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	4,055,087
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	5.00%	05/01/17		1,750,000	1,935,482
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,165,000	2,358,140
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(f)	1,950,000	1,017,374
GO Bonds Series 2010C	0.00%	07/01/32	(f)	1,500,000	742,185
GO Bonds Series 2010C	0.00%	07/01/33	(f)	1,000,000	474,530
GO Bonds Series 2010C	0.00%	07/01/34	(f)	1,750,000	784,123
GO Bonds Series 2010C	0.00%	07/01/35	(f)	1,300,000	539,175
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29	(b)	1,000,000	1,114,360
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15		1,730,000	1,767,766
GO Refunding Bonds Series 2012	4.00%	09/01/18		1,885,000	2,107,204
GO Refunding Bonds Series 2012	5.00%	09/01/20		2,195,000	2,640,256
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22		1,360,000	1,615,422
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23		1,000,000	1,187,860
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24		1,250,000	1,476,487
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		140,000	152,510
Univ of California
Limited RB Series 2012G	5.00%	05/15/42	(b)	2,800,000	3,135,216
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,322,438
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20		1,260,000	1,451,999

					81,050,869

COLORADO 1.4%
Aspen Valley Hospital District
Refunding RB Series 2012	5.00%	10/15/30	(b)	650,000	715,208
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B3	1.88%	07/01/39	(b)	1,450,000	1,450,537
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18	(e)	1,630,000	1,739,943
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19	(e)	1,735,000	1,863,477

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21		1,900,000	2,027,148
Denver Health & Hospital Auth
Healthcare RB Series 2014A	5.00%	12/01/39	(b)	1,000,000	1,078,150
Univ of Colorado Hospital Auth
RB Series 2012A	5.00%	11/15/16		440,000	479,098

					9,353,561

CONNECTICUT 2.4%
Connecticut
GO Bonds Series 2013A	5.00%	10/15/22		2,875,000	3,477,657
Special Tax Obligation Bonds Series 2013A	5.00%	10/01/20		2,000,000	2,382,340
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/24		300,000	365,445
Wastewater System Refunding RB Series 2014B	5.00%	08/15/25	(b)	900,000	1,082,016
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26	(b)	625,000	743,500
Hamden
GO Bonds 2014A	4.00%	08/15/22		250,000	277,228
GO Bonds 2014A	5.00%	08/15/24	(b)	500,000	573,825
GO Bonds 2014A	5.00%	08/15/25	(b)	250,000	284,730
New Haven
GO Bonds Series 2011A	5.00%	03/01/15	(g)	1,260,000	1,275,863
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		120,000	125,062
GO Refunding Bonds 2011	4.00%	08/01/17		1,405,000	1,527,642
GO Refunding Bonds 2011	4.00%	08/01/18		1,445,000	1,598,791
GO Refunding Bonds 2011	4.00%	08/01/19		450,000	504,491
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/26	(b)	140,000	164,657
Water Pollution Control RB Series 2013A	5.00%	08/15/29	(b)	15,000	17,316
West Haven
GO Bonds 2012	5.00%	08/01/20		865,000	995,762

					15,396,325

DELAWARE 0.2%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	1,360,000	1,417,596

DISTRICT OF COLUMBIA 0.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(e)	300,000	350,061
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,210,000	1,389,758

					1,739,819

FLORIDA 5.6%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18		500,000	589,275
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2014A	5.00%	12/01/25	(b)	1,000,000	1,160,230
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22	(b)	1,000,000	1,026,400
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ Tampa) Series 2012A	5.00%	04/01/19		1,220,000	1,367,949
Refunding RB (Univ Tampa) Series 2012A	5.25%	04/01/42	(b)	400,000	434,564
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,753,125
Hillsborough Cnty School Board
Refunding COP Series 2010A	5.00%	07/01/24	(b)	3,485,000	4,002,662
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		150,000	172,463
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15		950,000	979,231
Miami Beach Health Facilities Auth
Hospital Refunding & RB Series 2014	5.00%	11/15/21		100,000	115,689

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hospital Refunding & RB Series 2014	5.00%	11/15/22		150,000	173,745
Hospital Refunding & RB Series 2014	5.00%	11/15/24		400,000	463,184
Hospital Refunding & RB Series 2014	5.00%	11/15/25	(b)	250,000	284,700
Hospital Refunding & RB Series 2014	5.00%	11/15/39	(b)	1,000,000	1,090,950
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20		500,000	585,680
Aviation RB Series 2010A	5.50%	10/01/26	(b)	4,690,000	5,514,221
Rickenbacker Causeway RB Series 2014	5.00%	10/01/23		740,000	863,706
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25	(b)	810,000	935,744
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35	(b)	575,000	634,915
Rickenbacker Causeway RB Series 2014	5.00%	10/01/36	(b)	890,000	982,738
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(e)	600,000	635,634
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22		550,000	656,920
Toll System RB Series 2014A	4.00%	07/01/23		1,730,000	1,951,648
Toll System RB Series 2014A	5.00%	07/01/24		625,000	755,737
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	441,430
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	335,709
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	623,567
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22		800,000	916,360
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18	(a)	1,900,000	2,214,089
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	81,317
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20		250,000	291,105
Utility System Refunding RB Series 2014	5.00%	09/01/21		250,000	292,555
Utility System Refunding RB Series 2014	5.00%	09/01/22		485,000	569,696
Utility System Refunding RB Series 2014	5.00%	09/01/23		350,000	413,045
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22		200,000	228,656
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24	(b)	150,000	171,723
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/26	(b)	270,000	303,202
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	604,331
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	140,000	163,822
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		850,000	979,200

					35,760,917

GEORGIA 0.6%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Fourth Series 1994	2.20%	10/01/32	(b)	1,500,000	1,528,095
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/15		825,000	856,812
RB (Georgia State Univ) Series 2011	5.00%	10/01/17		185,000	204,222
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central GA) Series 2009	4.00%	08/01/19		200,000	221,166
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First Series 1995	2.00%	07/01/25	(b)	1,000,000	1,030,280

					3,840,575

GUAM 0.4%
Guam Power Auth
RB Series 2014A	5.00%	10/01/20		500,000	576,780
RB Series 2014A	5.00%	10/01/21		1,095,000	1,267,254
RB Series 2014A	5.00%	10/01/25	(b)	720,000	825,862

					2,669,896

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

HAWAII 0.9%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20		3,000,000	3,576,150
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	1,910,000	2,051,875

					5,628,025

IDAHO 0.9%
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(a)(e)	1,535,000	1,682,468
GO Refunding Bonds Series 2011B	4.00%	08/15/21	(a)(e)	1,885,000	2,118,457
GO Refunding Bonds Series 2011B	4.00%	08/15/22	(a)(e)	800,000	899,784
Univ of Idaho
General RB Series 2014	5.00%	04/01/21		350,000	415,632
General RB Series 2014	5.00%	04/01/24	(b)	200,000	236,652
General RB Series 2014	5.00%	04/01/26	(b)	300,000	350,013

					5,703,006

ILLINOIS 5.4%
Arlington Heights Park District
GO Refunding Bonds Series 2010B	2.00%	12/01/15		200,000	203,294
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21		500,000	544,635
GO Refunding Bonds Series 2014	5.00%	12/01/32	(b)	2,250,000	2,468,115
Chicago
GO Refunding Bonds Series 2008A	4.00%	01/01/20	(b)	300,000	311,532
GO Refunding Bonds Series 2014A	5.00%	01/01/23		1,920,000	2,099,424
GO Refunding Bonds Series 2014A	5.00%	01/01/25	(b)	1,000,000	1,069,660
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17	(e)	1,000,000	1,091,210
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18	(e)	1,200,000	1,345,176
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19	(e)	750,000	860,055
Passenger Facility Charge Refunding RB (O’Hare) Series 2012A	5.00%	01/01/31	(b)(e)	4,950,000	5,562,909
Chicago Park District
LT GO Refunding Bonds Series 2014D	5.00%	01/01/21		1,000,000	1,167,800
Community Unit SD No. 300
GO Refunding Bonds Series 2013	5.25%	01/01/31	(b)	4,940,000	5,594,698
Illinois
GO Bonds Series March 2012	5.00%	03/01/20		1,000,000	1,121,400
GO Bonds Series May 2014	5.00%	05/01/34	(b)	500,000	533,060
GO Bonds Series May 2014	5.00%	05/01/35	(b)	1,000,000	1,062,110
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,325,000	2,560,639
GO Refunding Bonds Series June 2006	5.00%	01/01/19		1,220,000	1,357,750
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	471,476
Illinois Finance Auth
RB (Ascension Health Alliance) Series 2012E2	5.00%	11/15/42	(b)	1,300,000	1,436,344
Univ of Illinois
Health Services Facilities System RB Series 2013	6.00%	10/01/30	(b)	3,085,000	3,656,681

					34,517,968

INDIANA 1.8%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/20		245,000	282,189
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21		250,000	289,703
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22		320,000	372,080
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23		380,000	441,465
Educational Facilities RB (Butler Univ) Series 2014	4.00%	02/01/36	(b)	710,000	700,358
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22		700,000	813,925
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24	(b)	1,940,000	2,258,858
Hospital RB (King’s Daughters’ Health) Series 2010	4.50%	08/15/15		1,370,000	1,398,044
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/16		400,000	419,764
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/17		480,000	519,134
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18		1,000,000	1,107,090

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19		1,000,000	1,126,240
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,098,940
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27	(b)	1,000,000	1,034,110

					11,861,900

IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25	(b)	700,000	817,068

KANSAS 0.2%
Butler Cnty USD
GO Refunding Bonds Series 2014	4.00%	09/01/22		500,000	561,130
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	193,318
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/20		115,000	126,394
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21		220,000	241,208

					1,122,050

KENTUCKY 0.7%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		750,000	848,250
RB (Catholic Health Initiatives) Series 2009B	2.70%	05/01/39	(b)	2,000,000	2,009,300
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20		1,210,000	1,429,361

					4,286,911

LOUISIANA 0.2%
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20		550,000	639,864
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21		400,000	467,096
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22		250,000	293,048

					1,400,008

MARYLAND 0.8%
Baltimore
Water RB Series 2013A	5.00%	07/01/19		750,000	877,492
Water RB Series 2013A	5.00%	07/01/20		150,000	178,236
Water RB Series 2013A	5.00%	07/01/21		450,000	540,999
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	25,000	25,083
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20		335,000	384,098
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/27	(b)	450,000	502,272
RB (Loyola Univ) Series 2014	4.00%	10/01/30	(b)	500,000	532,440
RB (Loyola Univ) Series 2014	4.00%	10/01/31	(b)	310,000	328,231
RB (Loyola Univ) Series 2014	4.00%	10/01/33	(b)	350,000	367,878
RB (Loyola Univ) Series 2014	4.00%	10/01/39	(b)	1,500,000	1,551,180

					5,287,909

MASSACHUSETTS 0.8%
Chatham
GO Refunding Bonds	5.00%	07/01/17	(e)	245,000	272,646
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15	(g)	325,000	332,387
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,071,150
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	970,624
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series H	0.80%	11/01/33	(b)	2,125,000	2,125,340

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(g)	635,000	706,012

					5,478,159

MICHIGAN 2.8%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25		700,000	866,138
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,445,000	1,807,074
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/24	(b)	50,000	60,428
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25	(b)	135,000	161,935
Karegnondi Water Auth
Water Supply System Bonds Series 2014A	5.00%	11/01/24	(b)	1,695,000	1,980,574
Water Supply System Bonds Series 2014A	5.00%	11/01/25	(b)	2,625,000	3,031,087
Michigan
Refunding Bonds Series 2009	5.00%	11/01/22	(b)	2,200,000	2,546,016
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,046,970
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,574,220
Troy
LT GO Bonds Series 2013	5.00%	11/01/22	(b)	225,000	267,853
LT GO Bonds Series 2013	5.00%	11/01/23	(b)	150,000	176,607
LT GO Bonds Series 2013	5.00%	11/01/25	(b)	200,000	232,528
LT GO Bonds Series 2013	5.00%	11/01/26	(b)	250,000	289,395
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32	(b)	600,000	683,868
Airport RB Series 2014B	5.00%	12/01/33	(b)	825,000	938,058
Airport RB Series 2014B	5.00%	12/01/34	(b)	1,145,000	1,298,796
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20		700,000	782,369

					17,743,916

MINNESOTA 1.7%
Mahtomedi ISD No. 832
GO Refunding Bonds Series 2014A	4.00%	02/01/20		1,945,000	2,199,036
GO Refunding Bonds Series 2014A	5.00%	02/01/21		600,000	717,354
GO Refunding Bonds Series 2014A	5.00%	02/01/22		500,000	603,515
Minnetonka ISD No. 276
GO Refunding Bonds Series 2013H	2.00%	02/01/17		300,000	309,852
GO Refunding Bonds Series 2013H	4.00%	02/01/22		960,000	1,098,106
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20		1,765,000	2,009,099
Shakopee ISD No. 720
GO Refunding Bonds Series 2012A	4.00%	02/01/19		790,000	884,065
GO Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,197,530
St. Paul Port Authority
Lease Refunding RB Series 2013-3	5.00%	12/01/24	(b)	540,000	650,781
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	265,096
GO Bonds Series 2011D	5.00%	12/01/21		425,000	517,391
GO Bonds Series 2013A	4.00%	02/01/20		595,000	676,652

					11,128,477

MISSISSIPPI 1.4%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40	(b)	4,250,000	5,614,505
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/15		250,000	253,677
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/16		400,000	421,376
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17		50,000	54,132
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28	(b)	750,000	843,150

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	1,625,000	1,756,154

					8,942,994

MISSOURI 1.6%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18		400,000	433,844
Butler Cnty SD R1
Lease Participation Certificates Series 2014	3.00%	03/01/18		200,000	211,814
Lease Participation Certificates Series 2014	4.00%	03/01/20		200,000	222,070
Lease Participation Certificates Series 2014	4.00%	03/01/21		200,000	222,660
Lease Participation Certificates Series 2014	5.00%	03/01/23		200,000	237,374
Lease Participation Certificates Series 2014	5.00%	03/01/24		200,000	238,388
Missouri Health & Educational Facilities Auth
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18		1,200,000	1,334,256
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/21		565,000	649,015
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/22		540,000	622,296
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/23		585,000	668,854
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/24		1,675,000	1,923,637
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/25	(b)	1,760,000	2,003,056
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17	(a)	1,300,000	1,394,900

					10,162,164

NEBRASKA 0.7%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34	(b)	1,335,000	1,382,633
S/F Housing RB Series 2013C	2.50%	03/01/35	(b)	1,935,000	1,987,168
S/F Housing RB Series 2013E	3.00%	03/01/43	(b)	845,000	878,572
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		250,000	288,197

					4,536,570

NEVADA 2.4%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15		370,000	378,140
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18		1,265,000	1,408,147
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15	(e)	1,115,000	1,146,934
Airport System Jr Sub Lien Revenue Notes Series 2014B	5.00%	07/01/18		2,500,000	2,851,425
Airport System RB Sr Series 2010D	5.00%	07/01/17	(e)	1,000,000	1,110,380
Airport System RB Sr Series 2010D	5.00%	07/01/18	(e)	1,770,000	2,020,154
Nevada
Highway Improvement RB Series 2004	5.50%	12/01/18	(b)(g)	340,000	340,153
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,169,586

					15,424,919

NEW HAMPSHIRE 0.4%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		180,000	211,097
RB (Dartmouth-Hitchcock Obligated Group) Series 2009	6.00%	08/01/38	(b)	400,000	462,636
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	720,000	780,890
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,080,000	1,146,096

					2,600,719

NEW JERSEY 4.4%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(e)	430,000	440,900
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	336,186

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	303,992
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	446,220
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20		250,000	282,880
GO Refunding Bonds Series 2014	4.00%	06/15/21		985,000	1,118,310
GO Refunding Bonds Series 2014	4.00%	06/15/22		635,000	721,544
GO Refunding Bonds Series 2014	4.00%	06/15/23		500,000	570,675
Gloucester Cnty Improvement Auth
Refunding RB Series 2012	4.00%	12/01/17		425,000	462,183
Refunding RB Series 2012	4.00%	12/01/18		465,000	513,523
Refunding RB Series 2012	4.00%	12/01/19		485,000	538,534
Refunding RB Series 2012	4.00%	12/01/20		510,000	567,926
Refunding RB Series 2012	4.00%	12/01/21		355,000	393,446
Refunding RB Series 2012	4.00%	12/01/22		480,000	534,475
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,028,250
Refunding RB Series 2011	4.00%	09/01/16		65,000	68,951
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,763,662
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20		900,000	998,802
Refunding COP Series 2011	4.00%	06/15/21		265,000	293,249
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	431,662
Lease Refunding RB Series 2010	3.00%	07/01/16		225,000	234,547
RB Series 2011	3.00%	09/15/16		1,270,000	1,330,046
Refunding RB Series 2011	4.00%	09/15/21		625,000	712,269
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	99,499
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19		705,000	760,237
County Guaranteed Bonds Series 2012A	3.00%	02/01/20		695,000	751,900
New Jersey
COP Series 2009A	5.25%	06/15/29	(b)	50,000	56,015
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	147,253
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	987,786
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	2,835,225
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	10,536
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	100,000	115,434
New Jersey Turnpike Auth
RB Series 2012B	5.00%	01/01/25	(b)	2,400,000	2,811,144
Passaic Cnty
GO Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,606,653
GO Refunding Bonds Series 2012	4.00%	02/01/17		245,000	262,417
GO Refunding Bonds Series 2012	4.00%	02/01/19		500,000	552,845

					28,089,176

NEW MEXICO 0.3%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		375,000	420,143
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	119,005
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	516,280
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	10,811
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18		660,000	730,501

					1,796,740

NEW YORK 12.4%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/15		250,000	251,253
School Refunding Bonds Series 2012E	3.00%	02/01/16		175,000	180,446

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Dutchess County Local Development Corp
RB (Health Quest Systems) Series 2014A	5.00%	07/01/22		135,000	158,359
RB (Health Quest Systems) Series 2014A	4.00%	07/01/23		160,000	175,984
RB (Health Quest Systems) Series 2014A	5.00%	07/01/24		150,000	177,797
RB (Health Quest Systems) Series 2014A	5.00%	07/01/25	(b)	125,000	145,930
RB (Health Quest Systems) Series 2014A	5.00%	07/01/34	(b)	250,000	277,953
RB (Health Quest Systems) Series 2014A	5.00%	07/01/44	(b)	750,000	819,232
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2013	5.00%	07/01/24	(b)	1,420,000	1,697,170
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		210,000	233,741
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	140,999
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	334,406
Transportation RB Series 2014B	5.00%	11/15/23		1,000,000	1,206,560
Transportation RB Series 2014B	5.00%	11/15/24	(b)	1,330,000	1,611,947
Transportation Refunding RB Series 2012F	5.00%	11/15/18		3,550,000	4,097,161
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	167,440
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21		500,000	584,970
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23		535,000	626,999
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24		425,000	500,229
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25	(b)	1,000,000	1,162,000
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26	(b)	250,000	287,470
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)(g)	3,035,000	3,146,627
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	55,000	56,981
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22		1,700,000	2,039,847
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22		4,000,000	4,773,240
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23		1,940,000	2,330,832
GO Bonds Fiscal 2014 Series J	5.00%	08/01/20		3,000,000	3,545,220
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16		235,000	236,039
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,664,475
Water & Sewer System RB Fiscal 2014 Series CC2	5.00%	06/15/19	(b)	1,400,000	1,580,880
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2010 Series C1	4.00%	08/01/16	(g)	1,630,000	1,727,702
Future Tax Secured Sub Bonds Fiscal 2010 Series C1	4.00%	08/01/16		1,370,000	1,454,666
Future Tax Secured Sub Bonds Fiscal 2014 Series B1	5.00%	11/01/23		3,000,000	3,688,590
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18		900,000	1,040,895
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20	(b)	200,000	236,868
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,535,000	6,263,129
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		650,000	700,700
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	91,582
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/15		1,000,000	1,028,490
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19		1,370,000	1,577,363
State Personal Income Tax RB Series 2014A	5.00%	02/15/18		3,000,000	3,399,750
State Personal Income Tax RB Series 2014C	5.00%	03/15/23		1,000,000	1,217,610
New York State Thruway Auth
General RB Series I	5.00%	01/01/20		500,000	584,270
General RB Series I	5.00%	01/01/21		1,000,000	1,183,510
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19		1,000,000	1,100,110
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19		2,500,000	2,890,100
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	529,159
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,540,000	1,635,326
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		700,000	753,557
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2013A	5.00%	06/01/21	(b)(e)	6,250,000	6,663,937
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	643,513
Niagara Frontier Transportation Auth
Airport Refunding RB Series 2014B	4.00%	04/01/16		500,000	523,575
Airport Refunding RB Series 2014B	5.00%	04/01/17		600,000	657,972

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Airport Refunding RB Series 2014B	4.00%	04/01/18		450,000	491,382
Airport Refunding RB Series 2014B	5.00%	04/01/19		400,000	459,084
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17		800,000	861,152
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19		260,000	290,958
Westchester Cnty Local Development Corp
RB (Pace Univ) Series 2014A	5.00%	05/01/34	(b)	2,550,000	2,786,589

					79,693,726

NORTH CAROLINA 1.6%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,610,000	1,781,384
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,255,000	1,315,830
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	917,626
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21		5,000,000	5,861,200
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	565,383

					10,441,423

OHIO 2.2%
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	590,504
Cleveland Heights-Univ Heights City SD
ULT GO Bonds Series 2014	0.00%	12/01/23	(f)	150,000	118,278
ULT GO Bonds Series 2014	0.00%	12/01/24	(f)	350,000	264,260
ULT GO Bonds Series 2014	0.00%	12/01/25	(f)	400,000	290,188
Cleveland-Cuyahoga Cnty Port Auth
Development RB Series 2014	5.00%	08/01/24	(d)	1,110,000	1,311,198
Development RB Series 2014	5.00%	08/01/44	(b)(d)	1,955,000	2,099,553
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,297,960
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23		500,000	583,495
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24		500,000	585,970
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25	(b)	1,000,000	1,163,100
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/15		1,810,000	1,857,947
GO Refunding Bonds Series 2012	3.00%	12/01/16		240,000	250,980
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,245,541
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	805,000	890,773
Westerville
GO LT Bonds Series 2010	4.00%	12/01/18		365,000	407,176

					13,956,923

OKLAHOMA 0.6%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(e)	545,000	584,562
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27	(b)	1,335,000	1,445,685
Lease RB Series 2014A	5.00%	06/01/39	(b)	1,490,000	1,720,935

					3,751,182

OREGON 2.1%
Forest Grove
Campus Refunding RB (Pacific Univ) Series 2014A	5.25%	05/01/34	(b)	1,625,000	1,838,411
Campus Refunding RB (Pacific Univ) Series 2014A	5.00%	05/01/40	(b)	850,000	937,677
Gladstone SD No. 115
GO Refunding Bonds Series 2014	0.00%	06/15/25	(a)(f)	1,900,000	1,385,632

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Refunding Bonds Series 2014	0.00%	06/15/26	(a)(f)	2,490,000	1,741,357
Jefferson Cnty SD No. 509J
GO Refunding Bonds Series 2013	4.00%	06/15/20	(a)	1,475,000	1,664,803
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20	(a)	2,395,000	2,718,181
Oregon State Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,398,580
Pendleton SD No. 16R
GO Bonds Series 2014B	0.00%	06/15/25	(a)(f)	915,000	696,480

					13,381,121

PENNSYLVANIA 3.2%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	3.00%	03/01/15		360,000	362,635
RB (Duquesne Univ) Series 2013A	4.00%	03/01/16		600,000	627,150
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17		500,000	536,965
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20		1,455,000	1,620,986
Pennsylvania
COP Series 2010A	3.00%	04/01/18		245,000	259,901
COP Series 2010A	3.05%	10/01/18		1,530,000	1,632,663
COP Series 2010A	3.30%	10/01/19		705,000	760,773
COP Series 2010A	3.50%	04/01/20		365,000	396,657
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	01/01/23	(b)	2,500,000	2,623,025
Unemployment Compensation RB Series 2012B	5.00%	07/01/23	(b)	1,900,000	1,952,972
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	3.00%	04/01/15		660,000	666,356
RB (Temple Univ) First Series 2012	4.00%	04/01/17		410,000	440,873
RB (Temple Univ) First Series 2012	4.00%	04/01/18		95,000	103,998
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18		2,000,000	2,287,500
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20		1,070,000	1,270,860
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	2,105,000	2,413,277
Pittsburgh
GO Bonds Series 2014	5.00%	09/01/23		550,000	663,212
GO Refunding Bonds Series 2014B	5.00%	09/01/18		2,000,000	2,287,520

					20,907,323

SOUTH CAROLINA 0.6%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		95,000	115,096
Refunding RB Series 2010B	5.00%	03/01/23		495,000	605,850
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/22		1,050,000	1,280,129
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/24	(b)	1,000,000	1,222,190
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27	(b)	1,000,000	1,004,340

					4,227,605

SOUTH DAKOTA 0.1%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/15		620,000	629,145
RB Series 2011	3.00%	06/01/16		165,000	171,635
RB Series 2011	4.00%	06/01/21	(b)	55,000	59,958
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		100,000	111,571

					972,309

TENNESSEE 1.3%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Revenue & Refunding Bonds (Erlanger Health) Series 2014A	5.00%	10/01/23	(d)	650,000	744,575

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hospital Revenue & Refunding Bonds (Erlanger Health) Series 2014A	5.00%	10/01/24	(d)	600,000	689,856
Hospital Revenue & Refunding Bonds (Erlanger Health) Series 2014A	5.00%	10/01/25	(b)(d)	1,000,000	1,132,840
Hospital Revenue & Refunding Bonds (Erlanger Health) Series 2014A	5.00%	10/01/27	(b)(d)	750,000	836,332
Franklin Cnty Health & Educational Facilities Board
Educational Facilities Refunding RB (Univ of the South) Series 2014	3.00%	09/01/21		250,000	265,858
Educational Facilities Refunding RB (Univ of the South) Series 2014	4.00%	09/01/25	(b)	400,000	434,944
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/28	(b)	225,000	259,040
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/29	(b)	200,000	228,908
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/30	(b)	350,000	399,805
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	70,014
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	900,369
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,379,700
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21		100,000	108,552

					8,450,793

TEXAS 8.4%
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(e)	3,650,000	4,190,273
Burkburnett ISD
ULT Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	250,250
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39	(a)(b)	780,000	880,261
Collin Cnty
LT & Refunding Bonds Series 2009A	4.00%	02/15/19	(e)	695,000	781,590
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2014C	4.00%	02/15/17	(a)	1,800,000	1,938,636
Dallas-Fort Worth
Airport Jt RB Series 2013B	5.00%	11/01/38	(b)	2,300,000	2,557,945
Airport Jt RB Series 2014C	5.00%	11/01/22		250,000	301,183
Airport Jt RB Series 2014C	5.00%	11/01/23		250,000	303,610
Airport Refunding RB Series 2012B	5.00%	11/01/22	(b)	1,570,000	1,833,305
Airport Refunding RB Series 2013D	5.25%	11/01/25	(b)	650,000	778,056
Deer Park ISD
LT Refunding Bonds Series 2014	5.00%	02/15/30	(a)(b)	1,475,000	1,742,786
Denver City ISD
ULT Refunding Bonds Series 2012	2.00%	02/15/16	(a)(b)	580,000	580,795
ULT Refunding Bonds Series 2012	2.00%	02/15/17	(a)(b)	1,000,000	1,001,170
ULT Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	1,220,000	1,221,110
ULT Refunding Bonds Series 2012	2.00%	02/15/19	(a)(b)	1,775,000	1,776,242
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30	(a)(b)	930,000	1,084,287
ULT GO Bonds Series 2014	5.00%	08/15/34	(a)(b)	830,000	906,360
Fort Bend Cnty
LT & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	110,106
Fort Worth
Tax & Parking Revenue Bonds Series 2009	4.45%	03/01/18	(c)	1,430,000	1,528,026
Garland ISD
ULT Refunding Bonds Series 2012A	3.00%	02/15/23	(a)(b)	1,525,000	1,528,233
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23	(a)	205,000	248,292
Houston Community College System
LT Refunding Bonds Series 2011	5.00%	02/15/17		500,000	549,620
LT Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,133,590
Klein ISD
ULT Refunding Bonds Series 2009A	4.00%	08/01/17		560,000	610,288
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19	(a)	500,000	518,690
ULT GO Bonds Series 2014A	4.00%	08/15/20	(a)	745,000	847,028
ULT GO Bonds Series 2014A	4.00%	08/15/21	(a)	795,000	906,324
ULT GO Bonds Series 2014A	4.00%	08/15/22	(a)	1,000,000	1,143,010
ULT GO Bonds Series 2014A	4.00%	08/15/23	(a)	1,000,000	1,142,690
Loop ISD
ULT GO Bonds Series 2012	2.00%	02/15/18	(a)(b)	350,000	350,319

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,030,945
Midland ISD
ULT Refunding Bonds Series 2011	5.00%	02/15/18	(a)	115,000	130,354
ULT Refunding Bonds Series 2011	4.00%	02/15/20	(a)	860,000	975,876
ULT Refunding Bonds Series 2012	4.00%	02/15/20	(a)	150,000	169,818
Midlothian ISD
ULT Refunding Bonds Series 2014A	5.00%	02/15/31	(a)(b)(d)	1,795,000	2,114,474
ULT Refunding Bonds Series 2014A	5.00%	02/15/32	(a)(b)(d)	1,885,000	2,217,156
ULT Refunding Bonds Series 2014A	5.00%	02/15/33	(a)(b)(d)	1,985,000	2,327,730
Mineral Wells ISD
ULT Refunding Bonds Series 2014	0.00%	02/15/17	(a)(f)	620,000	607,340
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	600,720
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		650,000	784,147
Reagan Hospital District
LT & RB Series 2014A	4.50%	02/01/24		1,065,000	1,160,413
Rockwall ISD
ULT Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	219,218
ULT Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	537,916
San Antonio
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		880,000	966,346
Sienna Plantation Levee Improvement District
ULT Levee Improvement Refunding Bonds Series 2014	4.00%	09/01/24	(b)	500,000	554,620
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19	(a)	195,000	226,054
ULT GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	119,016
ULT GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	120,000	141,965
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Hendrick Medical Center) Series 2013	4.00%	09/01/16		440,000	463,892
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23	(a)(b)	400,000	460,552
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	620,000	656,183
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21	(a)	150,000	179,781
Travis Cnty
LT Refunding Bonds Series 2009	5.00%	03/01/18		1,000,000	1,135,230
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,202,720
Wink Loving ISD
ULT GO Bonds Series 2012	3.00%	02/15/15	(a)	700,000	704,403
ULT GO Bonds Series 2012	3.00%	02/15/17	(a)	450,000	474,763

					53,905,707

UTAH 0.3%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	982,376
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	728,640
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		250,000	257,940

					1,968,956

VERMONT 0.6%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26	(b)	3,475,000	3,734,270

VIRGINIA 1.6%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19	(e)	455,000	505,237
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	558,255

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(e)	825,000	946,696
Second Sr Lien Refunding RB (Dulles Metrorail) Series 2014A	5.00%	10/01/53	(b)	3,000,000	3,171,840
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		295,000	324,907
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	220,000	256,216
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	90,096
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22	(g)	1,400,000	1,653,008
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	193,042
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20		1,000,000	1,160,550
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/21		765,000	892,671
Refunding RB (Hampton Univ) Series 2014	4.00%	10/01/38	(b)	500,000	500,180

					10,252,698

WASHINGTON 2.3%
Camas SD No. 117
ULT GO Refunding Bonds 2012	5.00%	12/01/17	(a)	2,850,000	3,217,963
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,154,740
King Cnty Public Hospital District No. 2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	(d)	1,920,000	2,268,173
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	(d)	690,000	829,484
Naches Valley SD No. JT3
ULT GO Bonds Series 2014	5.00%	12/01/22	(a)	650,000	782,386
Ocosta SD No. 172
ULT GO Bonds 2013	3.13%	12/01/20	(a)	65,000	69,902
ULT GO Bonds 2013	5.00%	12/01/23	(a)	390,000	474,669
Washington
GO Bonds Series 1990A	6.75%	02/01/15		225,000	227,601
Washougal SD No. 112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/15	(a)	830,000	870,122
ULT GO Refunding Bonds 2012	5.00%	12/01/18	(a)	2,390,000	2,762,625
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19		745,000	852,779
ULT GO Bonds 2013	5.00%	12/01/20		720,000	827,849
ULT GO Bonds 2013	5.00%	12/01/22		510,000	585,750

					14,924,043

WEST VIRGINIA 0.1%
Mason Cnty
Pollution Control RB (Appalachian Power) Series L	1.63%	10/01/22	(b)	1,000,000	1,004,820

WISCONSIN 1.3%
Wisconsin
COP Master Lease Series B	5.00%	09/01/20		605,000	709,871
COP Master Lease Series B	5.00%	03/01/21		265,000	311,584
COP Master Lease Series B	5.00%	09/01/21	(b)	445,000	520,339
Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014A	5.00%	12/01/24	(b)	1,000,000	1,193,930
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,347,137
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		75,000	83,649
Refunding RB (Hospital Sisters Services) Series 2014A	5.00%	11/15/22		3,500,000	4,138,015

					8,304,525

Total Fixed-Rate Obligations
(Cost $588,686,123)					616,130,527

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Variable-Rate Obligations 5.5% of net assets

CALIFORNIA 0.6%
California
GO Bonds Series 2013C	0.59%	12/01/28	(b)	3,600,000	3,620,196

COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C7	0.25%	03/01/16	(a)(b)(c)	700,000	700,000

CONNECTICUT 1.9%
Connecticut
GO Bonds Series 2011A	0.96%	05/15/18	(e)	5,275,000	5,361,193
GO Bonds Series 2011C	1.14%	05/15/19		5,000,000	5,111,100
GO Bonds Series 2012A	1.29%	04/15/20	(e)	1,000,000	1,025,200
GO Bonds Series 2012D	0.81%	09/15/18		1,000,000	1,012,920

					12,510,413

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.79%	12/01/17	(b)	3,240,000	3,273,437

MASSACHUSETTS 0.8%
Massachusetts Development Finance Agency
RB (Boston Univ) Series U1	0.62%	10/01/40	(b)	1,000,000	1,001,770
RB (Boston Univ) Series U6E	0.59%	10/01/42	(b)	4,000,000	4,013,280

					5,015,050

NEW JERSEY 0.8%
New Jersey Economic Development Auth
School Facilities Construction Refunding Notes Series 2013I	1.64%	03/01/28	(b)	5,000,000	4,987,650

TEXAS 0.8%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	0.04%	12/01/41	(b)	1,365,000	1,365,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2008B	0.23%	11/15/33	(b)	4,000,000	4,000,000

					5,365,000

Total Variable-Rate Obligations
(Cost $35,180,000)					35,471,746

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $623,861,694 and the unrealized appreciation and depreciation were $27,874,991 and ($134,412), respectively, with a net unrealized appreciation of $27,740,579.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,228,026 or 0.3% of net assets.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

CCD —	Community college district
COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$616,130,527	$—	$616,130,527
Variable-Rate Obligations[1]	—	35,471,746	—	35,471,746

Total	$—	$651,602,273	$—	$651,602,273

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG406022NOV14

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

94.9%		Fixed-Rate Obligations	388,644,326	409,554,951
5.6%		Variable-Rate Obligations	24,006,803	24,099,778

100.5%		Total Investments	412,651,129	433,654,729
(0	.5)%	Other Assets and Liabilities, Net		(2,141,785)

100.0%		Net Assets		431,512,944

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 94.9% of net assets

CALIFORNIA 94.6%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(f)	3,500,000	3,913,455
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)(f)	235,000	265,127
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/15		410,000	415,240
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16		815,000	838,708
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17		1,580,000	1,670,502
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20		530,000	602,594
Refunding RB (Eskaton Properties) Series 2013	3.00%	11/15/15		1,175,000	1,198,147
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25	(b)	720,000	875,736
Lease RB Series 2013A	5.25%	12/01/26	(b)	775,000	932,371
Alameda Cnty Transportation Commission
LT Sales RB Series 2014	5.00%	03/01/20		800,000	956,128
LT Sales RB Series 2014	5.00%	03/01/21		500,000	606,740
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/20		450,000	535,473
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28	(b)	2,985,000	3,497,345
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21		250,000	290,895
Lease RB Series 2014A	5.00%	05/01/22		575,000	674,067
Lease RB Series 2014A	5.00%	05/01/23		500,000	590,620
Lease RB Series 2014A	5.00%	05/01/25	(b)	1,000,000	1,170,760
Lease RB Series 2014A	5.00%	05/01/39	(b)	1,000,000	1,110,610
Lease Refunding RB Series 2008	4.50%	08/01/17	(f)	115,000	125,659
Bay Area Toll Auth
Toll Bridge RB Series 2012F1	4.00%	04/01/18		600,000	666,132
Toll Bridge RB Series 2014C	1.88%	04/01/47	(b)	2,500,000	2,548,500
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012	4.00%	10/01/16		750,000	798,128
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(f)	100,000	105,621
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26	(c)	2,730,000	1,982,526
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15	(f)	2,500,000	2,518,775
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20	(b)(d)	5,000,000	5,911,400
GO Bonds	4.00%	09/01/17		1,245,000	1,359,938
GO Bonds	5.00%	09/01/18		3,000,000	3,458,460
GO Bonds	5.50%	04/01/19		1,000,000	1,188,150

 1

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds	5.00%	11/01/19		2,425,000	2,867,490
GO Bonds	5.00%	09/01/20		2,560,000	3,053,696
GO Bonds	5.00%	11/01/24	(b)	750,000	889,163
GO Bonds	5.00%	09/01/25	(b)	2,785,000	3,345,286
GO Bonds	5.00%	10/01/25	(b)	1,455,000	1,779,450
GO Bonds	5.00%	11/01/25	(b)(f)	495,000	584,397
GO Bonds	4.00%	12/01/26	(b)	1,000,000	1,054,000
GO Bonds	4.00%	12/01/27	(b)	500,000	540,865
GO Bonds	3.00%	12/01/32	(b)	3,000,000	3,222,780
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,741,179
GO Bonds	6.00%	11/01/35	(b)	4,190,000	5,085,193
GO Bonds	5.00%	09/01/36	(b)	2,635,000	3,011,937
GO Bonds	5.00%	09/01/42	(b)	2,000,000	2,252,080
GO Bonds Series 2000	5.63%	05/01/18	(b)	25,000	25,113
GO Refunding Bonds	5.00%	09/01/21		1,355,000	1,634,658
GO Refunding Bonds	5.25%	10/01/32	(b)(f)	2,965,000	3,496,180
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,701,962
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	848,843
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,187,860
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/15	(f)	280,000	281,014
RB (Pomona College) Series 2011	4.00%	01/01/16	(f)	400,000	416,724
RB (Pomona College) Series 2011	4.00%	01/01/17	(f)	200,000	215,266
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(f)	2,000,000	2,561,020
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17	(f)	1,230,000	1,339,064
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	(f)	680,000	782,802
California Health Facilities Financing Auth
RB (City of Hope) Series 2012A	5.00%	11/15/21		325,000	388,586
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	(f)	750,000	822,735
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)(f)	150,000	156,042
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)(f)	125,000	143,533
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21		700,000	842,947
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(f)	2,735,000	2,969,554
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43	(b)	2,000,000	2,348,340
RB Series 2011A	5.25%	02/01/20	(a)(f)	145,000	168,634
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16	(a)	1,330,000	1,416,663
Refunding RB (NCROC Paradise Valley Estates) Series 2013	3.00%	01/01/15	(a)	500,000	501,340
Refunding RB (St Joseph Health) Series 2009C	5.00%	07/01/34	(b)	3,000,000	3,612,810
California HFA
M/F Housing RB III Series 2014A	0.85%	08/01/16		1,000,000	1,000,780
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)(d)(f)	1,925,000	1,942,306
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		215,000	232,581
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	856,367
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	290,528
RB (USC) Series 2010	5.00%	12/01/19		470,000	558,821
RB (USC) Series 2010	3.25%	12/01/21	(b)	750,000	817,545
RB (USC) Series 2010	5.00%	12/01/23	(b)	720,000	853,344
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30	(b)	1,300,000	1,468,597
California Municipal Finance Auth
Refunding RB (Anaheim Electric) Series 2014A	5.00%	10/01/19		500,000	591,425
Refunding RB (Anaheim Electric) Series 2014A	5.00%	10/01/21		1,100,000	1,338,645
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)(d)	1,000,000	1,238,250
Lease RB Series 1993E	5.50%	06/01/15		125,000	127,456
Lease RB Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,204,920
Lease RB Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,180,750
Lease RB Series 2012A	5.00%	04/01/23	(b)	2,050,000	2,414,715
Lease RB Series 2012G	4.00%	11/01/16		885,000	945,640
Lease RB Series 2013F	4.00%	09/01/16		500,000	531,605
Lease RB Series 2013F	3.00%	09/01/17		750,000	796,778
Lease RB Series 2013G	5.00%	09/01/16		500,000	540,265
Lease RB Series 2013G	5.00%	09/01/17		600,000	670,134
Lease RB Series 2013I	5.00%	11/01/19		1,250,000	1,463,275
Lease RB Series 2013I	5.00%	11/01/20		1,335,000	1,583,777

2

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Lease RB Series 2014B	5.00%	10/01/23		1,700,000	2,051,305
Lease RB Series 2014B	5.00%	10/01/24		1,000,000	1,214,450
Lease Refunding RB Series 2012C	5.00%	06/01/18		1,500,000	1,711,830
Lease Refunding RB Series 2014G	5.00%	01/01/20		5,000,000	5,850,700
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/17		325,000	363,207
RB (Cottage Health) Series 2010	5.00%	11/01/18		350,000	400,106
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	113,765
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		3,190,000	3,396,265
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	875,000	1,054,926
RB (The Redwoods) Series 2013	3.00%	11/15/16	(a)	200,000	209,086
RB (The Redwoods) Series 2013	3.00%	11/15/17	(a)	325,000	344,819
RB (The Redwoods) Series 2013	4.00%	11/15/19	(a)	150,000	167,607
RB (The Redwoods) Series 2013	4.00%	11/15/20	(a)	125,000	140,571
RB (The Redwoods) Series 2013	5.00%	11/15/22	(a)	385,000	460,333
RB (The Redwoods) Series 2013	5.00%	11/15/23	(a)	130,000	156,273
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21		300,000	351,486
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24	(b)	440,000	503,646
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/20	(e)	600,000	703,788
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	(e)	550,000	647,158
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	(e)	400,000	472,552
Sr Living Health Facility RB (LA Jewish Home for the Aging) Series 2014C	2.50%	08/01/20	(a)(b)	3,500,000	3,581,935
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36	(b)	1,400,000	1,722,854
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21		100,000	112,989
GO Refunding Bonds Series 2012	4.00%	08/01/24	(b)	75,000	85,736
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	131,672
Clovis Wastewater
Wastewater Refunding RB Series 2013	5.00%	08/01/22		515,000	616,043
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/24		1,000,000	1,195,540
GO Refunding Bonds Series 2014	5.00%	07/01/28	(b)	3,695,000	4,268,575
Contra Costa CCD
GO Bonds Series 2014A	3.00%	08/01/23		800,000	861,656
GO Bonds Series 2014A	4.00%	08/01/25	(b)	325,000	370,331
GO Bonds Series 2014A	4.00%	08/01/26	(b)	350,000	391,034
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	975,000	1,173,851
Contra Costa Transportation Auth
Sales Tax RB Series 2012B	5.00%	03/01/24	(b)	1,500,000	1,780,785
Sales Tax RB Series 2012B	5.00%	03/01/25	(b)	500,000	591,920
Cotati-Rohnert Park USD
GO Refunding Bonds 2013	4.00%	08/01/15		775,000	793,910
GO Refunding Bonds Series 2014A	5.00%	08/01/25	(b)	700,000	836,423
GO Refunding Bonds Series 2014A	5.00%	08/01/26	(b)	765,000	905,508
GO Refunding Bonds Series 2014B	5.00%	08/01/22	(e)	915,000	1,055,718
GO Refunding Bonds Series 2014B	5.00%	08/01/23	(e)	2,105,000	2,436,832
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	190,000	228,441
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	285,000	340,481
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	50,000	59,046
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22	(c)	1,580,000	1,337,960
El Dorado Irrigation District
Refunding RB Series 2014A	4.00%	03/01/17		750,000	808,028
Refunding RB Series 2014A	5.00%	03/01/18		1,000,000	1,134,090
Refunding RB Series 2014A	5.00%	03/01/19		585,000	679,273
Refunding RB Series 2014A	5.00%	03/01/34	(b)	800,000	911,464
Emeryville Successor RDA
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/19		1,000,000	1,170,560
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/22		2,000,000	2,416,080
Evergreen Elementary SD
GO Bonds Series 2009B	0.00%	08/01/27	(c)	3,255,000	2,164,966
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40	(b)(c)	1,000,000	241,120

 3

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Refunding Bonds Series 2014	4.00%	08/01/21		400,000	454,416
GO Refunding Bonds Series 2014	5.00%	08/01/22		800,000	966,904
GO Refunding Bonds Series 2014	5.00%	08/01/23		900,000	1,095,696
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20		300,000	330,174
Airport Refunding RB Series 2013A	5.00%	07/01/22		350,000	408,583
Garden Grove USD
GO Bonds Series C	5.00%	08/01/27	(b)	470,000	558,421
GO Bonds Series C	5.00%	08/01/28	(b)	400,000	472,580
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19		900,000	1,011,006
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21		1,250,000	1,496,937
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,076,765
Goleta Water District
Refunding Revenue COP Series 2014A	5.00%	12/01/19		250,000	295,173
Refunding Revenue COP Series 2014A	5.00%	12/01/21		340,000	409,615
Refunding Revenue COP Series 2014A	5.00%	12/01/22		375,000	455,955
Refunding Revenue COP Series 2014A	5.00%	12/01/24	(b)	1,000,000	1,212,420
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,154,640
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/17		275,000	307,131
GO RB Series 2014	5.00%	07/15/22		100,000	121,021
GO RB Series 2014	5.00%	07/15/24		150,000	184,464
GO RB Series 2014	5.00%	07/15/25	(b)	450,000	546,467
GO RB Series 2014	4.00%	07/15/39	(b)	740,000	758,123
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	381,326
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	490,348
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	845,719
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	892,477
Inglewood USD
GO Bonds Series A	5.00%	08/01/15		1,880,000	1,940,066
GO Bonds Series A	5.00%	08/01/16		150,000	161,249
GO Bonds Series A	5.00%	08/01/17		205,000	225,024
GO Bonds Series A	6.25%	08/01/37	(b)	2,110,000	2,569,896
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19		475,000	545,984
Special Tax RB Series 2014A	5.00%	09/01/20		550,000	643,044
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,613,256
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,393,660
Larkspur-Corte Madera SD
GO Bonds Series 2014A	5.00%	08/01/30	(b)	1,550,000	1,862,681
Livermore Valley Jt USD
GO Refunding Bonds Series 2014	5.00%	08/01/25	(b)	2,000,000	2,419,000
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16		300,000	319,080
Wastewater Refunding RB Series 2012A	4.00%	10/01/19		450,000	499,001
Wastewater Refunding RB Series 2012A	4.00%	10/01/20		450,000	500,819
Wastewater Refunding RB Series 2012A	4.00%	10/01/21		725,000	802,836
Long Beach CCD
GO Refunding Bonds Series 2014E	5.00%	05/01/27	(b)	1,000,000	1,218,360
GO Refunding Bonds Series 2014E	5.00%	05/01/28	(b)	1,000,000	1,207,280
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,150,000	6,039,817
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18		150,000	166,821
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20		500,000	598,600
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22		440,000	508,680
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,545,000	1,859,670
Los Angeles Cnty Metropolitan Transportation Auth
Sr Refunding RB Series 2014A	5.00%	07/01/30	(b)	2,645,000	3,116,418

4

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate Redevelopment Project No.1) Series 2014A	4.00%	09/01/17		1,710,000	1,864,909
Tax Allocation Refunding RB (South Gate Redevelopment Project No.1) Series 2014A	4.00%	09/01/18		830,000	922,620
Tax Allocation Refunding RB (South Gate Redevelopment Project No.1) Series 2014A	5.00%	09/01/20		1,000,000	1,187,180
Tax Allocation Refunding RB (South Gate Redevelopment Project No.1) Series 2014A	5.00%	09/01/24		1,390,000	1,693,896
Los Angeles Cnty Regional Financing Auth
RB (MonteCedro) Series 2014B1	3.00%	11/15/21	(a)(b)	750,000	763,500
RB (MonteCedro) Series 2014B3	2.50%	11/15/20	(a)(b)	750,000	761,865
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds (Playa Vista) Series 2014	5.00%	09/01/22		750,000	893,197
Special Tax Refunding Bonds (Playa Vista) Series 2014	5.00%	09/01/23		1,000,000	1,200,290
Special Tax Refunding Bonds (Playa Vista) Series 2014	5.00%	09/01/24		1,250,000	1,504,437
Los Angeles Dept of Airports
Airport Sub RB Series 2010B	5.00%	05/15/21	(b)	30,000	35,051
Los Angeles Dept of Water & Power
Power System RB Series 2011A	4.00%	07/01/16		515,000	545,957
Power System RB Series 2011A	5.00%	07/01/18		3,380,000	3,890,042
Power System RB Series 2012A	5.00%	07/01/29	(b)	675,000	787,712
Power System RB Series 2014B	5.00%	07/01/23		480,000	593,376
Power System RB Series 2014B	5.00%	07/01/24	(b)	600,000	735,528
Power System RB Series 2014D	4.00%	07/01/19		1,000,000	1,134,060
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,207,220
Refunding RB Series 2014B	5.00%	08/01/31	(b)	1,450,000	1,716,640
Refunding RB Series 2014B	5.00%	08/01/32	(b)	1,525,000	1,801,193
Refunding RB Series 2014B	5.00%	08/01/33	(b)	3,220,000	3,795,718
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/29	(b)	400,000	469,732
Lease RB Series 2014A	5.00%	05/01/30	(b)	750,000	876,023
Lease RB Series 2014A	5.00%	05/01/31	(b)	1,100,000	1,279,916
Lease RB Series 2014A	5.00%	05/01/32	(b)	2,785,000	3,223,164
Lease Refunding RB Series 2014B	5.00%	05/01/31	(b)	500,000	581,780
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20		2,150,000	2,561,015
Refunding COP Series 2012A	5.00%	10/01/22		2,800,000	3,393,768
Los Gatos
COP 2010	5.00%	08/01/21	(b)	500,000	572,280
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		180,000	192,721
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	948,434
Malibu
COP Series 2009A	4.00%	07/01/17		100,000	107,749
COP Series 2009A	4.00%	07/01/18		75,000	82,069
COP Series 2009A	5.00%	07/01/20	(b)	75,000	85,620
Midpeninsula Regional Open Space District
Refunding Promissory Notes 2012	5.00%	09/01/26	(b)	1,205,000	1,411,103
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	972,528
Electric System Refunding RB Series 2012A	5.00%	07/01/16		200,000	215,332
Electric System Refunding RB Series 2012A	5.00%	07/01/17		100,000	111,641
Electric System Refunding RB Series 2012A	5.00%	07/01/19		200,000	235,076
Moraga
COP 2013	4.00%	04/01/18		120,000	130,871
COP 2013	4.00%	04/01/25	(b)	145,000	166,218
COP 2013	5.00%	04/01/26	(b)	310,000	375,751
COP 2013	5.00%	04/01/27	(b)	430,000	515,312
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18		1,100,000	1,258,466
Lease Refunding RB Series 2013	5.00%	11/01/22		810,000	973,976
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	487,973
RB Series 2011A	5.00%	08/01/20		200,000	236,040

 5

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB Series 2011A	5.00%	08/01/21		550,000	655,204
RB Series 2011A	5.75%	08/01/40	(b)	700,000	819,322
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	(e)	2,100,000	2,454,207
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,224,030
Oakland
Sewer Refunding RB Series 2014A	4.00%	06/15/17		650,000	708,032
Sewer Refunding RB Series 2014A	5.00%	06/15/18		600,000	688,146
Sewer Refunding RB Series 2014A	5.00%	06/15/27	(b)	1,000,000	1,202,390
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/15		2,000,000	2,070,220
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18		500,000	550,470
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19		3,050,000	3,536,566
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20		2,000,000	2,347,880
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	(e)	550,000	649,286
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/22	(e)	400,000	475,644
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23		1,000,000	1,181,590
Wastewater Refunding RB Series 2014	5.00%	06/01/24		1,750,000	2,073,592
Wastewater Refunding RB Series 2014	5.00%	06/01/28	(b)	1,000,000	1,145,240
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27	(b)	440,000	487,696
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30	(b)	240,000	261,799
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(d)	785,000	997,617
Rancho Cucamonga Successor RDA
Tax Allocation Refunding Bonds Series 2014	4.00%	09/01/17		920,000	1,004,668
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/18		750,000	862,613
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/19		1,370,000	1,608,270
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/20		1,175,000	1,398,027
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2013A	5.00%	06/01/18		800,000	917,808
Limited Sales Tax RB Series 2013A	5.25%	06/01/24	(b)	710,000	882,125
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/27	(b)	300,000	349,449
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/43	(b)	1,000,000	1,125,730
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,166,430
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/16		1,000,000	1,051,760
Lease Refunding RB Series 2013A	4.00%	05/01/18		4,000,000	4,405,720
Sacramento Cnty Sanitation District Financing Auth
RB (Sacramento Regional Cnty Sanitation District) Series 2014A	5.00%	12/01/26	(b)	1,030,000	1,252,542
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36	(b)	1,800,000	2,073,582
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013A	5.00%	07/01/23		225,000	273,193
Sr Airport RB Series 2013A	5.00%	07/01/24	(b)	250,000	299,975
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17		575,000	618,873
Lease Refunding RB Series 2012A	4.00%	04/15/18		1,000,000	1,092,190
Lease Refunding RB Series 2012A	5.00%	04/15/19		1,000,000	1,148,840
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20		900,000	1,011,843
Lease Refunding RB Series 2010A	5.00%	09/01/20		745,000	871,032
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/16		415,000	432,202
Lease RB Series 2009A	4.00%	02/01/17		840,000	899,682
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22		300,000	359,166
Refunding RB Series 2013A	5.00%	09/01/23		750,000	905,475
Refunding RB Series 2013A	5.00%	09/01/25	(b)	1,500,000	1,768,065
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21		1,790,000	2,227,028

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Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Francisco
COP Series 2009A	5.00%	04/01/15		550,000	559,213
COP Series 2009A	5.00%	04/01/21	(b)	3,325,000	3,814,673
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21		750,000	919,807
Refunding RB Series 2012A	5.00%	05/01/26	(b)	340,000	395,896
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,833,632
San Francisco CCD
GO Bonds Series 2004B	5.00%	06/15/21	(b)	500,000	501,965
GO Bonds Series 2004B	4.38%	06/15/23	(b)	2,700,000	2,708,694
GO Bonds Series 2007B	5.00%	06/15/28	(b)	3,500,000	3,512,705
San Francisco Municipal Transportation Agency
RB Series 2014	5.00%	03/01/24	(e)	500,000	622,845
RB Series 2014	5.00%	03/01/25	(b)(e)	500,000	614,340
RB Series 2014	5.00%	03/01/44	(b)(e)	1,000,000	1,135,900
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,876,642
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,842,337
San Francisco Redevelopment Financing Auth
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15		1,000,000	1,030,510
San Gorgonio Memorial Healthcare District
GO Refunding Bonds Series 2014	4.00%	08/01/19		1,000,000	1,107,740
GO Refunding Bonds Series 2014	5.00%	08/01/21		275,000	322,944
GO Refunding Bonds Series 2014	5.00%	08/01/22		500,000	589,180
San Joaquin Cnty
Refunding Revenue COP (Solid Waste System) 2014	3.00%	04/01/17		150,000	156,801
Refunding Revenue COP (Solid Waste System) 2014	4.00%	04/01/18		285,000	309,060
Refunding Revenue COP (Solid Waste System) 2014	4.00%	04/01/19		225,000	246,521
Refunding Revenue COP (Solid Waste System) 2014	4.00%	04/01/20		350,000	385,571
Refunding Revenue COP (Solid Waste System) 2014	5.00%	04/01/21		350,000	406,028
Refunding Revenue COP (Solid Waste System) 2014	5.00%	04/01/22		350,000	406,697
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		210,000	242,705
Airport Refunding RB Series 2014C	5.00%	03/01/30	(b)	1,690,000	1,953,251
Airport Refunding RB Series 2014C	5.00%	03/01/31	(b)	820,000	945,591
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2008A	4.00%	07/15/17		125,000	136,479
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17		1,840,000	2,014,303
GO Refunding Bonds Series 2012	4.00%	09/01/19		1,960,000	2,226,148
San Pablo Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	06/15/21		500,000	593,450
Tax Allocation Refunding Bonds Series 2014A	5.00%	06/15/22		610,000	730,628
Tax Allocation Refunding Bonds Series 2014A	5.00%	06/15/24		1,000,000	1,208,190
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	248,202
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	124,645
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	325,161
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21		125,000	147,623
Lease RB Series 2014	5.00%	08/01/22		165,000	196,327
Lease RB Series 2014	3.00%	08/01/23		140,000	145,390
Lease RB Series 2014	3.00%	08/01/24		175,000	180,318
Lease RB Series 2014	5.00%	08/01/25	(b)	175,000	208,285
Lease RB Series 2014	5.00%	08/01/26	(b)	165,000	194,259
Lease RB Series 2014	5.00%	08/01/27	(b)	320,000	374,314
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,065,708
Santa Maria-Bonita SD
COP Series 2013	2.00%	06/01/16		200,000	203,520
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,320,000	2,698,160
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36	(b)	945,000	1,110,384

 7

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Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	129,027
GO Bonds Series B	5.00%	08/01/19		75,000	88,780
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23		1,160,000	1,443,318
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18		500,000	568,545
Sales Tax RB Series 2011A	5.00%	03/01/20		500,000	594,765
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	4.00%	06/01/16		1,400,000	1,475,488
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		4,505,000	5,327,117
Water Refunding RB Series 2014G2	3.00%	07/01/37	(b)	1,500,000	1,584,465
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25	(b)	2,375,000	2,801,787
Tustin USD
GO Bonds Series B	6.00%	08/01/36	(b)	950,000	1,166,647
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	3,980,000	4,450,356
General RB Series 2011AB	3.00%	05/15/18		565,000	608,867
Limited RB Series 2012G	5.00%	05/15/42	(b)	4,000,000	4,478,880
Medical Center Pooled RB Series 2013J	3.00%	05/15/16		100,000	104,069
Medical Center Pooled RB Series 2013J	4.00%	05/15/17		100,000	108,717
Medical Center Pooled RB Series 2013J	5.00%	05/15/18		100,000	114,602
Medical Center Pooled RB Series 2013J	5.00%	05/15/19		100,000	117,258
Medical Center Pooled RB Series 2013J	4.00%	05/15/20		250,000	284,885
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		915,000	1,038,653
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21		1,890,000	2,232,695
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32	(b)	1,875,000	2,203,181
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18		70,000	76,419
Revenue COP Series 2011	5.00%	06/01/20		275,000	320,559
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	715,708
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,232,741
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,244,401
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	156,945
Water RB Series 2011	4.15%	03/01/19		130,000	143,983
Water RB Series 2011	4.65%	03/01/21		115,000	132,420

					408,154,002

GUAM 0.3%
Guam Power Auth
RB Series 2014A	5.00%	10/01/28	(b)	1,245,000	1,400,949

Total Fixed-Rate Obligations
(Cost $388,644,326)					409,554,951

Variable-Rate Obligations 5.6% of net assets

CALIFORNIA 5.6%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1	0.94%	04/01/45	(b)	5,000,000	5,013,150
Toll Bridge RB Series 2007A1	0.74%	04/01/47	(b)	1,000,000	1,003,170
California
GO Bonds Series 2004A1	0.02%	05/01/34	(a)(b)	1,500,000	1,500,000
GO Bonds Series 2013C	0.59%	12/01/28	(b)	2,400,000	2,413,464
GO Refunding Bonds 2012B	0.94%	05/01/18	(b)	1,000,000	1,015,800
GO Refunding Bonds 2012B	1.19%	05/01/20	(b)	1,000,000	1,023,340
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.84%	10/01/15	(b)(f)	3,790,000	3,792,842

8

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Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009B	0.04%	11/01/26	(a)(b)	1,400,000	1,400,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C	0.03%	11/01/26	(a)(b)	1,800,000	1,800,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	0.99%	04/01/52	(b)	2,620,000	2,622,306
East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A	0.36%	06/01/38	(b)	515,000	514,846
Southern California Metropolitan Water District
Water Refunding RB Series 2012B1	0.39%	07/01/27	(b)	2,000,000	2,000,860

Total Variable-Rate Obligations
(Cost $24,006,803)					24,099,778

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $412,650,596 and the unrealized appreciation and depreciation were $21,027,838 and ($23,705), respectively, with a net unrealized appreciation of $21,004,133.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable

 9

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Portfolio Holdings (Unaudited) continued

nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$409,554,951	$—	$409,554,951
Variable-Rate Obligations[1]	—	24,099,778	—	24,099,778

Total	$—	$433,654,729	$—	$433,654,729

[1]	As categorized in Portfolio Holdings.

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The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG406024NOV14

 11

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 1/21/2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 1/21/2015

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date: 1/21/2015